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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4417

Shelton Funds
(Exact name of registrant as specified in charter)

1050 17th Street, Suite 1710, Denver, CO 80265
(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 398-2727

Date of fiscal year end: August 31

Date of reporting period: February 28, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Semi-Annual Report

February 28, 2017

California Tax-Free Income Fund

U.S. Government Securities Fund

Short-Term U.S. Government Bond Fund

The United States Treasury Trust

S&P 500 Index Fund

S&P MidCap Index Fund

S&P SmallCap Index Fund

Shelton Core Value Fund

European Growth & Income Fund

Nasdaq-100 Index Fund

Shelton Green Alpha Fund

(800) 955-9988

www.sheltoncap.com
email us at info@sheltoncap.com

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of the Shelton Funds (referred to collectively as the “Funds” or individually the “Fund”) which contains information about the management fee and other costs. Investments in shares of the funds of the Shelton Funds are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund, which is designated a Money Market Fund, will be able to maintain a stable net asset value of $1.00 per share.

Table of Contents	February 28, 2017

About Your Fund’s Expenses	2
Top Holdings and Sector Breakdowns	4
Portfolio of Investments	8
Statements of Assets & Liabilities	25
Statements of Operations	28
Statements of Changes in Net Assets	31
Financial Highlights	36
Notes to Financial Statements	47
Fund Holdings	54
Proxy Voting Policies, Procedures and Voting Records	54
Board of Trustees and Executive Officers	55
Board Approval of the Advisory Agreements	56

About Your Fund’s Expenses (Unaudited) February 28, 2017

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period*	Net Annual Expense Ratio
California Tax-Free Income Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,012	$ 3.44	0.69%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,022	$ 3.46	0.69%
U.S. Government Securities Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,005	$ 3.68	0.74%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 3.71	0.74%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,004	$ 6.16	1.24%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.21	1.24%
Short-Term U.S. Government Bond Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,001	$ 2.93	0.59%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,022	$ 2.96	0.59%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,001	$ 5.41	1.09%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 5.46	1.09%
The United States Treasury Trust
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,000	$ 1.09	0.22%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,024	$ 1.10	0.22%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,000	$ 1.09	0.22%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,024	$ 1.10	0.22%
S&P 500 Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,058	$ 1.84	0.36%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,023	$ 1.81	0.36%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,057	$ 4.39	0.86%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 4.31	0.86%
S&P MidCap Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,040	$ 2.93	0.58%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,022	$ 2.91	0.58%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,039	$ 5.46	1.08%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 5.41	1.08%
S&P SmallCap Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,012	$ 3.69	0.74%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 3.71	0.74%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,011	$ 6.18	1.24%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.21	1.24%
Shelton Core Value Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,026	$ 3.92	0.78%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,021	$ 3.91	0.78%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,025	$ 6.43	1.28%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.41	1.28%

About Your Fund’s Expenses (Unaudited) February 28, 2017 (Continued)

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period*	Net Annual Expense Ratio
European Growth & Income Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,039	$ 5.06	1.00%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 5.01	1.00%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,039	$ 7.58	1.50%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,018	$ 7.51	1.50%
Nasdaq-100 Index Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,096	$ 2.55	0.49%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,023	$ 2.46	0.49%
K Shares
Based on Actual Fund Return	$ 1,000	$ 1,095	$ 5.14	0.99%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,020	$ 4.96	0.99%
Shelton Green Alpha Fund
Direct Shares
Based on Actual Fund Return	$ 1,000	$ 1,086	$ 6.78	1.31%
Based on Hypothetical 5% Return before expenses	$ 1,000	$ 1,019	$ 6.56	1.31%

*	Expenses are equal to the Fund’s expense ratio annualized

Top Holdings and Sector Breakdowns (Unaudited)	February 28, 2017

California Tax-Free Income Fund

Security		Description	Market Value	Percentage of Total Investment
1	East Side Union High School District	General Obligation Refunding Bonds (2012 Crossover); 2006	$ 3,587,255	4.7%
2	California State Public Works Board	Lease Revenue Bonds; 2009 Series I-1	3,399,300	4.4%
3	Riverside County Palm Desert Financing Authority	Lease Revenue Bonds; 2008 Series A	3,178,440	4.1%
4	State of California	Tax- Exempt Various Purpose General Obligation Bonds	3,110,490	4.0%
5	Los Rios Community College District	General Obligation Bonds; 2008 Election, Series B	2,855,325	3.7%
6	Mount San Antonio Community College District	General Obligation Bonds; Election of 2008, Series 2013A	2,703,738	3.5%
7	California Educational Facilities Authority	Revenue Bonds (University of Southern California); Series 2009A	2,671,600	3.5%
8	East Bay Municipal Utility District Water System Revenue	Water System Revenue Bonds; 2015 Series B	2,484,006	3.2%
9	William S Hart Union High School District	General Obligation Bonds; 2001 Election, Series B	2,350,483	3.0%
10	City of Los Angeles CA	General Obligation refunding Bonds; Series 2012-A	2,310,680	3.0%

U.S. Government Securities Fund

Security		Maturity	Market Value	Percentage of Total Investment
1	US TREASURY NOTE	11/15/2018	$ 2,610,791	11.6%
2	US TREASURY NOTE	08/15/2023	2,556,201	11.4%
3	US TREASURY NOTE	02/15/2022	2,411,626	10.8%
4	US TREASURY NOTE	08/15/2020	2,171,818	9.7%
5	US TREASURY NOTE	05/15/2025	2,170,007	9.7%
6	US TREASURY NOTE	02/15/2021	2,146,563	9.6%
7	US TREASURY NOTE	03/31/2018	2,142,820	9.6%
8	US TREASURY NOTE	02/15/2019	1,956,221	8.7%
9	US TREASURY BOND	05/15/2038	1,662,273	7.4%
10	US TREASURY NOTE	06/30/2017	603,863	2.7%

Short-Term U.S. Government Bond Fund

Security		Maturity	Market Value	Percentage of Total Investment
1	U.S. TREASURY NOTES	01/31/2019	$ 1,101,074	17.1%
2	U.S. TREASURY NOTES	01/31/2018	1,099,721	17.0%
3	U.S. TREASURY NOTES	01/31/2020	1,097,379	17.0%
4	U.S. TREASURY NOTES	06/15/2018	1,001,543	15.5%
5	U.S. TREASURY NOTES	07/31/2017	704,935	10.9%
6	U.S. TREASURY NOTES	06/30/2019	694,996	10.8%
7	U.S. TREASURY NOTES	07/31/2020	607,934	9.4%
8	Government National Mortgage Association	11/20/2034	91,397	1.4%
9	Government National Mortgage Association	06/20/2034	54,899	0.9%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	February 28, 2017

The United States Treasury Trust

Security		Maturity	Market Value	Percentage of Total Investment
1	United States Treasury Bill	03/16/2017	$ 13,397,502	24.1%
2	United States Treasury Bill	03/02/2017	9,399,879	16.9%
3	United States Treasury Bill	04/27/2017	8,892,038	16.0%
4	United States Treasury Bill	04/13/2017	7,995,743	14.4%
5	United States Treasury Bill	06/08/2017	5,991,090	10.8%
6	United States Treasury Bill	08/17/2017	3,489,419	6.3%
7	United States Treasury Bill	03/09/2017	2,299,793	4.1%
8	United States Treasury Bill	07/20/2017	2,194,830	3.9%
9	United States Treasury Bill	05/04/2017	1,998,096	3.6%

S&P 500 Index Fund

Security		Market Value	Percentage of Total Investment
1	APPLE INC	$ 5,987,833	3.8%
2	Microsoft Corp	3,938,801	2.5%
3	Johnson & Johnson	2,561,277	1.6%
4	Exxon Mobil Corp	2,559,791	1.6%
5	JPMorgan Chase & Co	2,513,346	1.6%
6	Amazon.com Inc	2,365,267	1.5%
7	Berkshire Hathaway Inc	2,312,970	1.5%
8	General Electric Co	2,251,519	1.4%
9	Facebook Inc	2,135,162	1.4%
10	Wells Fargo & Co	2,036,450	1.3%

S&P MidCap Index Fund

Security		Market Value	Percentage of Total Investment
1	Advanced Micro Devices	$ 844,797	0.7%
2	Synopsys Inc	812,844	0.6%
3	Huntington Ingalls Indust	756,447	0.6%
4	ResMed Inc	755,667	0.6%
5	Alleghany Corp	753,649	0.6%
6	Raymond James Financial	753,390	0.6%
7	SVB Financial Group	748,289	0.6%
8	CDK Global Inc	748,201	0.6%
9	WhiteWave Foods Co	733,776	0.6%
10	Computer Sciences Corp	728,724	0.6%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	February 28, 2017

S&P SmallCap Index Fund

Security		Market Value	Percentage of Total Investment
1	Take-Two Interactive Soft	$ 460,968	0.7%
2	Coherent Inc	417,743	0.6%
3	Texas Capital Bancshares	400,105	0.6%
4	Masimo Corp	373,187	0.5%
5	PDC Energy Inc	357,281	0.5%
6	Wintrust Financial Corp	350,517	0.5%
7	US Silica Holdings Inc	343,825	0.5%
8	GEO Group Inc	337,936	0.5%
9	United Bankshares Inc	331,150	0.5%
10	Medicines Co	331,085	0.5%

Shelton Core Value Fund

Security		Market Value	Percentage of Total Investment
1	Ford Motor Co	$ 8,804,831	5.3%
2	JPMorgan Chase & Co	6,435,832	3.9%
3	Anthem Inc	5,323,686	3.2%
4	Wells Fargo & Co	5,087,015	3.1%
5	Sprouts Farmers Market	4,799,600	2.9%
6	Celgene Corp	4,349,281	2.6%
7	Chevron Corp	4,131,450	2.5%
8	Schlumberger Ltd	3,945,676	2.4%
9	Goldman Sachs Group Inc	3,931,751	2.4%
10	PPG Industries Inc	3,851,368	2.3%

European Growth & Income Fund

Security		Market Value	Percentage of Total Investment
1	Novartis AG	$ 559,463	6.0%
2	Nestle SA	553,559	5.9%
3	Siemens AG	485,550	5.2%
4	Roche Holding AG	473,457	5.1%
5	Bayer AG	453,514	4.9%
6	AXA SA	446,694	4.8%
7	Anheuser-Busch InBev SA/N	405,113	4.3%
8	British American Tobacco	395,808	4.2%
9	Royal Dutch Shell PLC	395,454	4.2%
10	LVMH Moet Hennessy Louis	373,116	4.0%

Top Holdings and Sector Breakdowns (Unaudited) (Continued)	February 28, 2017

Nasdaq-100 Index Fund

Security		Market Value	Percentage of Total Investment
1	Apple Inc	$ 38,343,775	10.1%
2	Alphabet Inc	26,856,505	7.1%
3	Microsoft Corp	26,137,110	6.9%
4	Amazon.com Inc	20,084,911	5.3%
5	Facebook Inc	18,631,193	4.9%
6	Comcast Corp	12,131,639	3.2%
7	Intel Corp	10,945,794	2.9%
8	Cisco Systems Inc	10,535,814	2.8%
9	Amgen Inc	8,503,274	2.2%
10	Kraft Heinz Co	7,099,437	1.9%

Shelton Green Alpha Fund

Security		Market Value	Percentage of Total Investment
1	Trina Solar Ltd	$ 1,890,000	5.7%
2	Vestas Wind Systems A/S	1,626,240	4.9%
3	Canadian Solar Inc	1,427,840	4.3%
4	Pattern Energy Group Inc	1,392,930	4.2%
5	IBM	1,348,650	4.0%
6	Alphabet Inc	1,275,976	3.8%
7	First Solar Inc	1,252,174	3.7%
8	WhiteWave Foods Co	1,156,680	3.5%
9	Skyworks Solutions Inc	1,137,720	3.4%
10	Tesla Motors Inc	1,099,956	3.3%

California Tax-Free Income Fund	Portfolio of Investments (Unaudited)	2/28/2017

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Municipal Bonds (92.38%)

CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; 2009 Series I-1	$3,000,000	6.125%	11/01/2029	$3,399,300
CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series 2010L	1,000,000	5.000%	05/01/2019	1,086,190
CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Revenue Bonds (University of Southern California); Series 2009A	2,500,000	5.250%	10/01/2038	2,671,600
CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
Revenue Bonds (St. Joseph Health System); Series 2013C	1,000,000	5.000%	07/01/2043	1,092,160
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
California Infrastructure & Economic Development Bank	1,200,000	5.000%	10/01/2033	1,406,100
CALIFORNIA STATE UNIVERSITY, TRUSTEES OF THE
Systemwide Revenue Bonds; Series 2012A	1,100,000	4.000%	11/01/2030	1,169,223
CALIFORNIA, STATE OF
Tax-Exempt Various Purpose General Obligation Bonds	3,000,000	5.000%	04/01/2038	3,110,490
EAST BAY MUNICIPAL UTILITY DISTRICT
Water System Revenue Bonds; 2015 Series B	2,050,000	5.000%	06/01/2026	2,484,006
EAST SIDE UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds (2012 Crossover); 2006	2,975,000	5.250%	09/01/2023	3,587,255
FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election of 1999 General Obligation Bonds; Series C	2,000,000	0.000%	08/01/2027	1,474,420
LA MIRADA REDEVELOPMENT AGENCY, SUCCESSOR AGENCY TO THE
Subordinate Tax Allocation Refunding Bonds; 2014 Series A	1,000,000	5.000%	08/01/2023	1,173,410
LOS ANGELES CA WASTEWATER SYSTEM REVENUE
Los Angeles CA Wstwter System Revenue Bond	500,000	5.000%	06/01/2044	566,290
LOS ANGELES, CITY OF
General Obligation Refunding Bonds; Series 2012-A	2,000,000	5.000%	09/01/2021	2,310,680
LOS ANGELES COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series G	865,000	5.000%	08/01/2028	1,028,476
LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Proposition A First Tier Senior Sales Tax Revenue Refunding Bonds; Series 2012-A	1,000,000	5.000%	07/01/2021	1,155,200
Proposition C Sales Tax Revenue Refunding Bonds; Senior Bonds; Series 2013-A	1,500,000	5.000%	07/01/2023	1,784,835
Proposition A First Tier Los Angeles County Met Transport	500,000	4.000%	07/01/2028	551,310
LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System Revenue Bonds; 2011 Series A	1,500,000	5.000%	07/01/2018	1,582,410
Power System Revenue Bonds; 2013 Series A	500,000	5.000%	07/01/2017	507,190
Water System Revenue Bonds; 2012 Series A	1,985,000	5.000%	07/01/2037	2,252,241
LOS ANGELES, HARBOR DEPARTMENT OF THE CITY OF
Revenue Bonds; 2014 Series C	290,000	4.000%	08/01/2023	327,715
LOS RIOS COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; 2008 Election, Series B	2,500,000	5.000%	08/01/2032	2,855,325
METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds; 2008 Authorization, Series C	1,000,000	5.000%	07/01/2035	1,081,430
MIDPENINSULA REGIONAL OPEN SPACE DISTRICT
Midpeninsula Regional Open Space District	200,000	4.000%	09/01/2021	223,036
MT. DIABLO UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds; Election Of 2002, Series B	500,000	5.000%	07/01/2020	561,965
MT. SAN ANTONIO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2008, Series 2013A	2,345,000	5.000%	08/01/2034	2,703,738
PASADENA ELECTRIC REVENUE
Electric Revenue Refunding Bonds; Series 2010A	1,205,000	4.000%	06/01/2020	1,315,258
PERALTA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,000,000	5.000%	08/01/2018	1,057,640
RANCHO SANTIAGO COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,380,000	4.000%	09/01/2020	1,509,361
REGENTS OF THE UNIVERSITY OF CALIFORNIA
General Revenue Bonds; 2014 Series AM	925,000	5.000%	05/01/2029	1,094,534
RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY
Lease Revenue Bonds; 2008 Series A	3,000,000	6.000%	05/01/2022	3,178,440
ROSEVILLE FINANCE AUTHORITY ELECTRIC SYSTEM REVENUE
Electric System Revenue Refunding Bonds; Series 2013	750,000	5.000%	02/01/2025	881,783
ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.000%	02/01/2024	1,131,980

See accompanying notes to financial statements.

California Tax-Free Income Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2017

Security Description	Par Value	Rate	Maturity	Value (Note 1)
SACRAMENTO MUNICIPAL UTILITY DISTRICT
Electric Revenue Bonds; 1997 Series K	$1,000,000	5.250%	07/01/2024	$1,181,590
SAN DIEGO COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2002, Series 2013	1,175,000	5.000%	08/01/2027	1,388,415
SAN FRANCISCO, CITY AND COUNTY
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A	1,000,000	4.000%	06/01/2033	1,055,540
SAN FRANCISCO, CITY AND COUNTY AIRPORT
General Obligation Bonds (Clean and Safe Neighborhood Parks Bonds, 2012); Series 2013A	500,000	5.000%	05/01/2020	559,085
SAN FRANCISCO CITY AND COUNTY PUBLIC UTILITIES COMMISSION WASTEWATER REVENUE
San Francisco City & County Public Utilities Commission Wastewater Revenue	700,000	4.000%	10/01/2021	778,778
SAN FRANCISCO, PUBLIC UTILITIES COMMISSION WATER REVENUE
City of San Francisco CA Public Utilities Commission Water Revenue	1,170,000	5.000%	11/01/2036	1,321,960
San Francisco City and Green Bond Series A	680,000	5.000%	11/01/2030	788,984
SANTA ANA UNIFIED SCHOOL DISTRICT
Certificates of Participation; 2007	2,000,000	5.250%	04/01/2037	2,005,660
SANTA CLARA VALLEY TRANSPORTATION AUTHORITY
2000 Measure A Sales Tax Revenue Refunding Bonds; 2015 Series A	1,000,000	5.000%	04/01/2034	1,159,610
SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; Election of 2004, Series 2005	2,500,000	0.000%	08/01/2029	1,582,225
SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Windy Point/Windy Flats Project Revenue Bonds; 2010-1	1,000,000	5.000%	07/01/2023	1,118,020
Souther California Public Power Authority Windy Pt/Windy Flats Project 1	1,400,000	5.000%	07/01/2026	1,563,282
TUOLUMNE WIND PROJECT AUTHORITY
Tuolumne Wind Project Authority	1,000,000	5.000%	01/01/2020	1,107,390
WEST VALLEY-MISSION COMMUNITY COLLEGE DISTRICT
General Obligation Bonds; Election of 2004, 2006 Series A (Non-Refunded)	320,000	5.000%	08/01/2030	320,557
WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
General Obligation Bonds; 2001 Election, Series B	3,595,000	0.000%	09/01/2029	2,350,483
YUBA COUNTY LEVEE FINANCING AUTHORITY
Revenue Bonds; 2008 Series A	1,305,000	5.000%	09/01/2038	1,332,783

Total Municipal Bonds (Cost $68,923,582)				71,929,351

Variable Rate Demand Notes* (6.68%)
Metropolitan Water District of Southern California	1,000,000	0.490%	07/01/2035	1,000,000
Sacramento Suburban Water District	2,000,000	1.498%	11/01/2034	2,000,000
Regents of the University of California Medical Center Pooled Revenue	1,900,000	0.200%	05/15/2032	1,900,000
Irvine Ranch Water District	300,000	0.460%	04/01/2033	300,000

Total Variable Rate Demand Notes (Cost $5,200,000)				5,200,000

Total Investments (Cost $74,234,365) (a) (99.06%)				$77,129,351
Other Net Assets (0.94%)				837,095
Net Assets (100.00%)				$77,966,446

(a)	Aggregate cost for federal income tax purposes is $74,123,582.

At February 28, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$3,425,813
Unrealized depreciation	(420,043)
Net unrealized appreciation	$3,005,769

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

*	Stated maturity reflects next reset date.

See accompanying notes to financial statements.

U.S. Government Securities Fund	Portfolio of Investments (Unaudited)	2/28/2017

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Government National Mortgage Association (7.08%)
	$2,085	10.00	09/15/2018	$2,119
	47,016	5.50	01/15/2025	52,427
	247,703	5.50	04/15/2036	279,426
	80,656	5.00	07/15/2020	85,071
	159,323	6.00	01/15/2026	180,747
	250,399	5.00	03/15/2038	277,997
	111,988	6.00	06/15/2038	127,271
	570,748	3.50	11/20/2044	594,336
Total Government National Mortgage Association (Cost $1,493,343)				1,599,394

United States Treasury Bonds (9.06%)
	1,300,000	4.50	05/15/2038	1,662,273
	400,000	2.75	08/15/2042	384,352
Total United States Treasury Bonds (Cost $1,982,922)				2,046,625

United States Treasury Notes (83.05%)
	2,500,000	3.75	11/15/2018	2,610,791
	1,900,000	2.75	02/15/2019	1,956,221
	600,000	2.50	06/30/2017	603,863
	2,100,000	2.63	08/15/2020	2,171,818
	2,000,000	3.63	02/15/2021	2,146,563
	2,100,000	2.88	03/31/2018	2,142,820
	2,400,000	2.00	02/15/2022	2,411,626
	2,500,000	2.50	08/15/2023	2,556,201
	2,200,000	2.13	05/15/2025	2,170,007
Total United States Treasury Notes (Cost $18,725,359)				18,769,911

Total Investments (Cost $22,201,624) (a) (99.19%)				22,415,930
Other Net Assets (0.81%)				202,957
Net Assets (100.00%)				$22,618,887

(a)	Aggregate cost for federal income tax purposes is $22,201,624.

At February 28, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$362,164
Unrealized depreciation	(147,858)
Net unrealized appreciation	$214,305

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

See accompanying notes to financial statements.

Short-Term U.S. Government Bond Fund	Portfolio of Investments (Unaudited)	2/28/2017

Security Description	Par Value	Rate	Maturity	Value (Note 1)
Government National Mortgage Association (2.26%)
	$52,394	2.63	06/20/2034	$54,899
	87,996	2.25	11/20/2034	91,397
Total Government National Mortgage Association (Cost $141,066)				146,296

United States Treasury Notes (97.48%)
	700,000	2.38	07/31/2017	704,935
	1,100,000	1.25	01/31/2019	1,101,074
	700,000	1.00	06/30/2019	694,996
	1,100,000	0.88	01/31/2018	1,099,721
	1,100,000	1.38	01/31/2020	1,097,379
	600,000	2.00	07/31/2020	607,934
	1,000,000	1.13	06/15/2018	1,001,543
Total United States Treasury Notes (Cost $6,318,646)				6,307,581

Total Investments (Cost $6,459,712) (a) (99.74%)				6,453,877
Other Net Assets (0.26%)				20,901
Net Assets (100.00%)				$6,474,778

(a)	Aggregate cost for federal income tax purposes is $6,459,712.

At February 28, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$6,283
Unrealized depreciation	(12,118)
Net unrealized depreciation	$(5,835)

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

The United States Treasury Trust	Portfolio of Investments (Unaudited)	2/28/2017

Security Description	Par Value	Maturity	Value (Note 1)
United States Treasury Bills, DN (b) (99.86%)
	$9,400,000	03/02/2017	$9,399,879
	8,900,000	04/27/2017	8,892,038
	2,200,000	07/20/2017	2,194,830
	3,500,000	08/17/2017	3,489,419
	2,300,000	03/09/2017	2,299,793
	13,400,000	03/16/2017	13,397,502
	8,000,000	04/13/2017	7,995,743
	2,000,000	05/04/2017	1,998,096
	6,000,000	06/08/2017	5,991,090
Total United States Treasury Bills, DN (Cost $55,658,389)			55,658,389

Total Investments (Cost $55,658,389) (a) (99.86%)			55,658,389
Other Net Assets (0.14%)			42,709
Net Assets (100.00%)			$55,701,098

(a)	Aggregate cost for federal income tax purposes is $55,658,389.

Because tax adjustments are calculated annually, the above tax figure reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b)	Discount Note. Yield to maturity is between 0.24% - 0.65%.

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Unaudited)	2/28/2017

Security Description	Shares	Value (Note 1)
Common Stock (96.99%)

Basic Materials (2.34%)
AdvanSix Inc	225	$6,138
Air Products & Chemicals	1,615	226,859
Alcoa Corp	826	28,571
CF Industries Holdings In	1,795	56,399
Dow Chemical Co/The	6,895	429,283
Eastman Chemical Co	1,048	84,102
EI du Pont de Nemours & C	6,896	541,612
FMC Corp	1,102	63,497
Freeport-McMoRan Inc	6,887	92,286
Ingevity Corp	166	8,959
International Flavors & F	683	85,853
International Paper Co	3,175	167,323
LyondellBasell Industries	2,971	271,074
Monsanto Co	3,626	412,748
Mosaic Co/The	2,068	64,501
Newmont Mining Corp	3,766	128,948
Nucor Corp	2,404	150,418
Olin Corp	4,701	146,107
PPG Industries Inc	2,102	215,308
Praxair Inc	2,168	257,363
Sherwin-Williams Co/The	628	193,763
United States Steel Corp	1,093	42,321
Versum Materials Inc	807	24,460
Total Basic Materials		3,697,893

Communications (12.58%)
Alphabet Inc	2,085	1,716,393
Alphabet Inc	2,080	1,757,454
Amazon.com Inc	2,799	2,365,267
AT&T Inc	46,086	1,925,934
CBS Corp	3,433	226,303
CenturyLink Inc	4,581	111,135
Cisco Systems Inc	39,132	1,337,532
Comcast Corp	38,136	1,427,049
Discovery Communications	1,878	54,011
Discovery Communications	1,878	52,715
eBay Inc	8,321	282,082
Expedia Inc	689	82,019
F5 Networks Inc	602	86,249
Facebook Inc	15,753	2,135,162
Frontier Communications C	7,522	22,039
Interpublic Group of Cos	3,241	78,108
Juniper Networks Inc	2,718	76,104
Level 3 Communications In	2,152	123,202
LogMeIn Inc	232	21,254
Motorola Solutions Inc	1,430	112,927
Netflix Inc	2,891	410,898
News Corp	3,745	48,011
Omnicom Group Inc	1,982	168,668
Priceline Group Inc/The	361	622,411
Scripps Networks Interact	635	51,289
Symantec Corp	5,172	147,764
TEGNA Inc	1,702	43,622
Time Warner Inc	6,232	612,045
TripAdvisor Inc	850	35,250
Twenty-First Century Fox	13,721	410,532
VeriSign Inc	1,159	95,583
Verizon Communications In	31,159	1,546,421
Viacom Inc	2,740	119,053
Walt Disney Co/The	11,733	1,291,686
Yahoo! Inc	6,533	298,297
Total Communications		19,894,468

Consumer, Cyclical (9.15%)
Adient plc	330	22,153
Advance Auto Parts Inc	548	85,822
American Airlines Group I	5,382	249,510
AutoNation Inc	284	13,036
AutoZone Inc	275	202,551
Bed Bath & Beyond Inc	1,720	69,488
Best Buy Co Inc	1,956	86,318
BorgWarner Inc	1,664	70,204
CarMax Inc	1,689	109,008
Carnival Corp	3,334	186,537
Chipotle Mexican Grill In	234	97,985
Coach Inc	2,156	82,122
Costco Wholesale Corp	3,160	559,889
CVS Health Corp	8,444	680,418
Darden Restaurants Inc	933	69,676
Delphi Automotive PLC	2,173	165,430
Delta Air Lines Inc	6,380	318,553
Dollar General Corp	1,932	141,075
Dollar Tree Inc	1,907	146,229
DR Horton Inc	2,495	79,840
Fastenal Co	2,014	100,760
Ford Motor Co	27,615	346,016
Fossil Group Inc	377	7,129
GameStop Corp	908	22,192
Gap Inc/The	2,194	54,455
General Motors Co	10,151	373,963
Genuine Parts Co	1,170	111,981
Goodyear Tire & Rubber Co	1,847	64,737
Hanesbrands Inc	3,007	60,170
Harley-Davidson Inc	1,765	99,511
Harman International Indu	529	59,047
Hasbro Inc	950	92,027
Home Depot Inc/The	9,889	1,433,015
ILG Inc	614	11,592
Kohl's Corp	1,587	67,638
L Brands Inc	1,787	94,032
Leggett & Platt Inc	1,017	50,016
Lennar Corp	1,300	63,427
Lowe's Cos Inc	7,300	542,901
Macy's Inc	2,961	98,364
Marriott International In	3,076	267,581
Mattel Inc	2,508	64,531
McDonald's Corp	7,400	944,610
Michael Kors Holdings Ltd	1,328	48,472
Mohawk Industries Inc	459	103,899
Newell Brands Inc	2,365	115,956
NIKE Inc	10,668	609,783
Nordstrom Inc	1,123	52,399
O'Reilly Automotive Inc	874	237,475
PACCAR Inc	2,601	173,773
PulteGroup Inc	2,804	61,828
PVH Corp	574	52,578
Ralph Lauren Corp	449	35,619
Ross Stores Inc	3,322	227,823
ROYAL CARIBBEAN	1,236	118,780
Signet Jewelers Ltd	600	38,154
Southwest Airlines Co	5,662	327,264
Staples Inc	5,524	49,661
Starbucks Corp	10,948	622,613
Target Corp	4,818	283,154
Tiffany & Co	950	87,277
TJX Cos Inc/The	5,416	424,885
Tractor Supply Co	1,050	74,456
Under Armour Inc	1,210	24,950
Under Armour Inc	1,218	22,606
Urban Outfitters Inc	803	20,902
VF Corp	2,588	135,741
Walgreens Boots Alliance	6,346	548,167
Wal-Mart Stores Inc	11,851	840,591
Whirlpool Corp	570	101,796
WW Grainger Inc	441	109,350
Wyndham Worldwide Corp	1,139	94,810
Wynn Resorts Ltd	526	50,575
Yum China Holdings Inc	3,354	89,183
Yum! Brands Inc	3,354	219,083
Total Consumer, Cyclical		14,469,142

Consumer, Non-Cyclical (22.15%)
Abbott Laboratories	13,435	605,650
AbbVie Inc	11,424	706,460
Aetna Inc	2,841	365,807
Alexion Pharmaceuticals I	1,383	181,519
Allergan plc	2,930	717,323
Altria Group Inc	14,863	1,113,536
AmerisourceBergen Corp	1,565	143,213
Amgen Inc	5,671	1,001,102
Anthem Inc	2,002	329,970
Archer-Daniels-Midland Co	4,902	230,247
Automatic Data Processing	3,564	365,738
Avery Dennison Corp	891	71,913
Baxter International Inc	3,880	197,570
Becton Dickinson and Co	1,588	290,683
Biogen Inc	1,739	501,875
BIOVERATIV INC	870	45,284
Boston Scientific Corp	11,526	282,963
Bristol-Myers Squibb Co	12,265	695,548
Brown-Forman Corp	2,162	105,419
Campbell Soup Co	1,449	85,998
Cardinal Health Inc	2,511	204,320
Celgene Corp	6,007	741,925
Cigna Corp	2,081	309,861
Cintas Corp	801	94,526
Clorox Co/The	943	129,012
COCA-COLA CO/THE	28,487	1,195,315
Coca-Cola European Partne	2,036	70,629
Colgate-Palmolive Co	6,558	478,603
Conagra Brands Inc	2,987	123,094
Constellation Brands Inc	1,083	171,991
CR Bard Inc	610	149,596
Danaher Corp	4,166	356,401
DaVita Inc	1,224	84,958
DENTSPLY SIRONA Inc	1,160	73,683
DR PEPPER SNAPPLE GROUP I	1,620	151,373
Ecolab Inc	1,937	240,130
Edwards Lifesciences Corp	1,716	161,373
Eli Lilly & Co	7,419	614,367
Endo International PLC	1,332	18,182
Equifax Inc	870	114,066
Estee Lauder Cos Inc/The	1,800	149,130
Express Scripts Holding C	5,454	385,325
General Mills Inc	4,683	282,713
Gilead Sciences Inc	11,004	775,562
H&R Block Inc	1,994	40,997
HCA Holdings Inc	2,209	192,713
Henry Schein Inc	628	107,740
Hershey Co/The	1,114	120,702
Hormel Foods Corp	2,128	75,012
Humana Inc	1,191	251,599
Intuitive Surgical Inc	285	210,045
JM Smucker Co/The	823	116,644

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2017

Security Description	Shares	Value (Note 1)
Johnson & Johnson	20,958	$2,561,277
Kellogg Co	1,816	134,511
Kimberly-Clark Corp	2,926	387,841
Kraft Heinz Co/The	4,282	391,846
Kroger Co/The	8,014	254,845
Laboratory Corp of Americ	705	100,293
Lamb Weston Holdings Inc	995	38,994
Mallinckrodt PLC	874	45,815
McCormick & Co Inc/MD	975	95,960
McKesson Corp	1,736	260,626
Mead Johnson Nutrition Co	1,560	136,952
Medtronic PLC	10,936	884,832
Merck & Co Inc	21,298	1,402,899
Molson Coors Brewing Co	1,200	120,468
Mondelez International In	12,847	564,240
Monster Beverage Corp	3,387	140,357
Moody's Corp	1,498	166,832
Mylan NV	3,101	129,777
Nielsen Holdings PLC	1,879	83,352
Patterson Cos Inc	758	34,451
PayPal Holdings Inc	8,321	349,482
PepsiCo Inc	11,411	1,259,546
Perrigo Co PLC	677	50,619
Pfizer Inc	45,992	1,569,247
Philip Morris Internation	11,608	1,269,335
Procter & Gamble Co/The	20,266	1,845,625
Quanta Services Inc	1,601	59,749
Quest Diagnostics Inc	1,168	113,810
Regeneron Pharmaceuticals	562	209,907
Reynolds American Inc	6,726	414,120
Robert Half International	1,032	49,784
S&P Global Inc	2,019	261,400
Shire PLC	621	112,215
Stryker Corp	2,155	277,047
Sysco Corp	4,516	238,084
Tenet Healthcare Corp	766	14,784
Thermo Fisher Scientific	2,658	419,113
Total System Services Inc	1,190	64,831
Tyson Foods Inc	2,328	145,640
United Rentals Inc	724	92,694
UnitedHealth Group Inc	7,156	1,183,459
Universal Health Services	683	85,785
VAREX IMAGING CORP	350	12,187
Varian Medical Systems In	875	73,404
Vertex Pharmaceuticals In	1,731	156,863
Western Union Co/The	4,688	92,072
Whole Foods Market Inc	2,358	72,320
Zimmer Biomet Holdings In	1,338	156,653
Zoetis Inc	3,718	198,207
Total Consumer, Non-Cyclical		35,013,552

Diversified (0.02%)
Leucadia National Corp	1,447	38,519
Total Diversified		38,519

Energy (6.35%)
Anadarko Petroleum Corp	3,750	242,438
Apache Corp	2,792	146,831
Baker Hughes Inc	3,384	203,988
Cabot Oil & Gas Corp	3,164	69,292
California Resources Corp	55	983
Chesapeake Energy Corp	3,818	20,808
Chevron Corp*	14,364	1,615,950
Cimarex Energy Co	657	82,598
ConocoPhillips	8,936	425,086
CONSOL Energy Inc	1,500	23,355
Devon Energy Corp	2,767	119,977
Diamond Offshore Drilling	576	9,700
Enbridge Inc	4,778	199,972
Ensco PLC	1,707	16,626
EOG Resources Inc	3,850	373,412
EQT Corp	1,085	64,981
Exxon Mobil Corp*	31,478	2,559,791
First Solar Inc	370	13,390
Halliburton Co	6,883	367,965
Helmerich & Payne Inc	805	55,038
Hess Corp	1,823	93,775
Kinder Morgan Inc/DE	12,787	272,491
Marathon Oil Corp	5,187	82,992
Marathon Petroleum Corp	4,098	203,261
Murphy Oil Corp	1,357	38,390
National Oilwell Varco In	3,192	129,021
Newfield Exploration Co	988	36,022
Noble Energy Inc	2,616	95,249
Occidental Petroleum Corp	5,892	386,221
ONEOK Inc	1,546	83,561
Phillips 66	4,078	318,859
Pioneer Natural Resources	880	163,654
Range Resources Corp	1,202	33,199
Schlumberger Ltd	11,025	885,969
Southwestern Energy Co	2,561	19,233
TECHNIPFMC PLC	1,793	57,950
Tesoro Corp	1,028	87,575
Transocean Ltd	2,519	34,813
Valero Energy Corp	4,032	273,974
Williams Cos Inc/The	4,450	126,113
Total Energy		10,034,500

Financial (17.78%)
Affiliated Managers Group	409	68,683
Aflac Inc	3,445	249,246
Alliance Data Systems Cor	400	97,192
Allstate Corp/The	3,124	256,668
American Express Co	6,577	526,555
American International Gr	10,299	658,312
American Tower Corp	2,860	328,299
Ameriprise Financial Inc	1,369	180,024
Aon PLC	2,362	273,165
Apartment Investment & Ma	1,070	49,787
Assurant Inc	596	59,004
AvalonBay Communities Inc	686	126,073
Bank of America Corp	77,978	1,924,497
Bank of New York Mellon C	8,692	409,741
BB&T Corp	5,247	253,010
Berkshire Hathaway Inc	13,493	2,312,970
BlackRock Inc	941	364,600
Boston Properties Inc	1,078	149,874
Capital One Financial Cor	4,021	377,411
CBRE Group Inc	2,058	73,306
Charles Schwab Corp/The	7,272	293,862
Chubb Ltd	3,685	509,156
Cincinnati Financial Corp	1,179	86,020
Citigroup Inc	22,616	1,352,663
CME Group Inc	2,250	273,285
Comerica Inc	1,331	94,874
Crown Castle Internationa	2,156	201,651
Discover Financial Servic	3,788	269,478
E*TRADE Financial Corp	1,181	40,756
Equinix Inc	434	163,214
Equity Residential	2,164	136,483
Essex Property Trust Inc	463	108,666
Fifth Third Bancorp	6,069	166,533
Four Corners Property Tru	425	9,427
Franklin Resources Inc	3,105	133,639
Genworth Financial Inc	3,728	15,248
GGP INC	4,119	102,398
Goldman Sachs Group Inc/T	3,040	754,102
Hartford Financial Servic	2,922	142,857
HCP Inc	3,020	99,026
Host Hotels & Resorts Inc	5,173	93,062
HUNTINGTON BANCSHARES INC	5,456	77,148
Intercontinental Exchange	4,245	242,517
Invesco Ltd	3,410	109,768
Iron Mountain Inc	1,369	49,763
JPMorgan Chase & Co	27,735	2,513,346
KeyCorp	6,704	125,834
Kimco Realty Corp	2,994	72,605
Legg Mason Inc	743	28,026
Lincoln National Corp	2,305	161,719
Loews Corp	2,394	112,470
M&T Bank Corp	1,180	197,025
Macerich Co/The	1,011	68,121
Marsh & McLennan Cos Inc	4,025	295,757
Mastercard Inc	7,325	809,120
MetLife Inc	7,704	403,998
Morgan Stanley	10,374	473,781
Nasdaq Inc	1,127	80,141
Navient Corp	3,621	55,800
Northern Trust Corp	1,610	140,634
People's United Financial	2,887	55,430
PNC Financial Services Gr	3,945	501,922
Principal Financial Group	2,041	127,644
Progressive Corp/The	4,123	161,539
Prologis Inc	3,315	169,231
Prudential Financial Inc	3,541	391,422
Public Storage	1,035	235,421
Quality Care Properties I	604	11,464
Realty Income Corp	1,688	103,441
Regions Financial Corp	9,066	138,438
Simon Property Group Inc	2,175	401,070
SL Green Realty Corp	740	83,383
State Street Corp	3,093	246,543
SunTrust Banks Inc	3,809	226,597
T Rowe Price Group Inc	1,965	139,928
Torchmark Corp	1,176	91,175
Travelers Cos Inc/The	2,411	294,721
Unum Group	2,266	110,649
US Bancorp	13,884	763,620
Ventas Inc	2,081	135,369
Visa Inc	14,557	1,280,143
Vornado Realty Trust	1,244	136,678
Wells Fargo & Co*	35,184	2,036,450
Welltower Inc	1,873	131,822
Weyerhaeuser Co	5,770	194,564
XL Group Ltd	2,249	91,062
Zions Bancorporation	1,054	47,325
Total Financial		28,109,439

Industrial (10.11%)
3M Co	4,679	871,932
Agilent Technologies Inc	2,633	135,073
Allegion PLC	703	51,031
AMETEK Inc	1,816	98,010
Amphenol Corp	2,372	164,166
Arconic Inc	2,478	71,342
Ball Corp	1,134	83,383
Boeing Co/The	4,978	897,185

See accompanying notes to financial statements.

S&P 500 Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2017

Security Description	Shares	Value (Note 1)
Caterpillar Inc	4,752	$459,328
CH Robinson Worldwide Inc	1,280	102,874
Corning Inc	9,540	263,399
CSX Corp	7,645	371,241
Cummins Inc	1,302	193,334
Deere & Co	2,547	278,871
Dover Corp	1,334	106,853
Eaton Corp PLC	3,484	250,778
Emerson Electric Co	5,336	320,694
Expeditors International	1,549	87,333
FedEx Corp	2,148	414,521
FLIR Systems Inc	1,158	42,510
Flowserve Corp	1,128	52,396
Fluor Corp	1,298	71,896
Fortive Corp	2,083	120,085
Garmin Ltd	806	41,598
General Dynamics Corp	2,440	463,136
General Electric Co	75,529	2,251,519
Harris Corp	833	91,547
Honeywell International I	5,633	701,309
Illinois Tool Works Inc	2,619	345,734
Ingersoll-Rand PLC	2,109	167,370
Jacobs Engineering Group	962	54,266
JB Hunt Transport Service	690	67,737
Johnson Controls Internat	3,308	138,738
Joy Global Inc	784	22,101
Kansas City Southern	811	71,879
L3 Technologies Inc	719	121,022
Lockheed Martin Corp	1,981	528,095
Martin Marietta Materials	463	99,985
Masco Corp	2,627	88,740
Norfolk Southern Corp	2,398	290,230
Northrop Grumman Corp	1,488	367,670
Owens-Illinois Inc	1,395	27,621
Parker-Hannifin Corp	1,096	169,705
Pentair PLC	1,542	89,529
PerkinElmer Inc	1,021	55,399
Raytheon Co	2,443	376,588
Republic Services Inc	2,203	136,476
Rockwell Automation Inc	1,085	163,944
Rockwell Collins Inc	1,079	103,142
Roper Technologies Inc	694	145,185
Ryder System Inc	477	36,324
Sealed Air Corp	1,582	73,531
Snap-on Inc	424	71,940
Stanley Black & Decker In	1,237	157,285
Stericycle Inc	642	53,209
TE Connectivity Ltd	3,236	240,985
Textron Inc	2,069	97,864
Union Pacific Corp	6,613	713,807
United Parcel Service Inc	5,289	559,365
United Technologies Corp	6,172	694,659
Vulcan Materials Co	956	115,303
Waste Management Inc	3,352	245,769
Waters Corp	682	105,703
WestRock Co	996	53,505
Xylem Inc/NY	1,498	72,084
Total Industrial		15,979,829

Technology (13.77%)
Accenture PLC	4,670	572,075
Adobe Systems Inc	3,587	424,486
Akamai Technologies Inc	1,400	87,640
Analog Devices Inc	2,227	182,458
APPLE INC*	43,710	5,987,833
Applied Materials Inc	9,105	329,783
Autodesk Inc	1,669	144,035
BROADCOM LTD	1,963	414,056
CA Inc	2,646	85,386
Cerner Corp	2,120	116,685
Citrix Systems Inc	1,348	106,425
Cognizant Technology Solu	4,408	261,262
Computer Sciences Corp	1,256	86,111
Conduent Inc	2,062	33,178
CSRA Inc	1,256	37,454
Dell Technologies Inc Cla	1,662	105,520
Dun & Bradstreet Corp/The	396	41,794
Electronic Arts Inc	2,629	227,409
Fidelity National Informa	1,851	152,282
Fiserv Inc	2,114	243,956
Hewlett Packard Enterpris	14,359	327,672
HP Inc	14,359	249,416
Intel Corp	36,299	1,314,024
International Business Ma	6,898	1,240,398
Intuit Inc	2,031	254,769
Lam Research Corp	1,341	158,962
Linear Technology Corp	1,694	109,399
Microchip Technology Inc	1,401	101,601
Micron Technology Inc	6,485	152,008
Microsoft Corp	61,563	3,938,801
NetApp Inc	2,586	108,172
NVIDIA Corp	4,572	463,967
Oracle Corp	24,056	1,024,545
Paychex Inc	2,454	150,725
Pitney Bowes Inc	1,820	24,825
Qorvo Inc	1,120	74,032
QUALCOMM Inc	12,533	707,864
Red Hat Inc	1,433	118,667
salesforce.com Inc	3,760	305,876
Seagate Technology PLC	2,601	125,342
Skyworks Solutions Inc	1,431	135,673
Teradata Corp	1,256	39,062
Texas Instruments Inc	8,319	637,402
Western Digital Corp	2,052	157,758
Xerox Corp	10,310	76,706
Xilinx Inc	2,112	124,228
Total Technology		21,761,718

Utilities (2.74%)
AES Corp/VA	4,674	53,844
Ameren Corp	1,808	98,880
American Electric Power C	3,645	244,106
CenterPoint Energy Inc	2,979	81,386
CMS Energy Corp	2,062	91,800
Consolidated Edison Inc	2,227	171,568
Dominion Resources Inc/VA	4,251	330,048
DTE Energy Co	1,258	127,536
Duke Energy Corp	5,180	427,609
Edison International	2,433	194,007
Entergy Corp	1,304	99,965
Eversource Energy	2,274	133,393
Exelon Corp	6,183	226,978
FirstEnergy Corp	3,123	101,279
NextEra Energy Inc	3,154	413,174
NiSource Inc	2,050	49,016
NRG Energy Inc	1,956	32,391
PG&E Corp	2,830	188,903
Pinnacle West Capital Cor	806	66,245
PPL Corp	4,208	155,191
Public Service Enterprise	3,861	177,529
SCANA Corp	845	58,601
Sempra Energy	1,653	182,309
Southern Co/The	6,412	325,858
WEC Energy Group Inc	2,388	143,925
Xcel Energy Inc	3,728	162,951
Total Utilities		4,338,491

Total Common Stock (Cost $62,535,632)		153,337,551

Right/Warrant (0.00%)
Safeway, Inc-CVR-NonTrad	1,746	1,772
Safeway, Inc-CVR-NonTrad	1,746	85
Total Right/Warrant (Cost $2,009)		1,857

Total Investments (Cost $62,537,640) (a) (96.99%)		$153,339,408
Other Net Assets (3.01%)		4,761,385
Net Assets (100.00%)		$158,100,793

*	Non-income producing security.
**	These securities have been fair valued and deemed to be illiquid by the Advisor. At February 28, 2017, the fair value was $1,857, or 0.00% of net assets.

(a)	Aggregate cost for federal income tax purpose is $62,842,051.

At February 28, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$92,935,978
Unrealized depreciation	(2,438,621)
Net unrealized appreciation	$90,497,357

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b)	Futures contracts at February 28, 2017:

Contracts - $50 times premium / delivery month / commitment / exchange

S&P 500 E-MINI	Value at Trade Date	Notional Value	Unrealized Appreciation
40 / MARCH 2017 / Long / CME	$4,506,975	$4,725,600	$218,625

(c)	A portion of these shares have been pledged in connection with obligations for futures contracts.

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Unaudited)	2/28/2017

Security Description	Shares	Value (Note 1)
Common Stock (99.35%)

Basic Materials (5.50%)
Allegheny Technologies In	8,230	$158,098
Ashland Global Holdings I	4,674	563,965
Cabot Corp	4,665	270,477
Carpenter Technology Corp	4,953	200,894
Chemours Co/The	13,888	467,470
Commercial Metals Co	8,847	186,937
Compass Minerals Internat	2,545	192,911
Domtar Corp	4,751	180,966
Minerals Technologies Inc	2,659	205,408
NewMarket Corp	691	301,062
Olin Corp	13,700	425,796
PolyOne Corp	6,360	214,205
Reliance Steel & Aluminum	5,496	465,236
Royal Gold Inc	4,689	309,708
RPM International Inc	10,009	533,380
Sensient Technologies Cor	3,370	269,398
Steel Dynamics Inc	18,549	678,893
United States Steel Corp	12,909	499,836
Valspar Corp/The	5,475	608,930
Versum Materials Inc	8,135	246,572
Total Basic Materials		6,980,141

Communications (2.60%)
AMC Networks Inc	4,438	265,437
ARRIS International PLC	13,140	339,012
Cable One Inc	421	263,302
Ciena Corp	11,260	296,588
comScore Inc	3,288	78,879
FactSet Research Systems	3,025	538,148
InterDigital Inc/PA	2,605	218,950
John Wiley & Sons Inc	3,389	176,906
Meredith Corp	2,763	173,240
New York Times Co/The	9,283	133,675
Plantronics Inc	2,393	128,169
Telephone & Data Systems	7,088	191,589
Time Inc	7,704	135,205
ViaSat Inc	3,110	214,092
WebMD Health Corp	2,674	138,781
Total Communications		3,291,973

Consumer, Cyclical (10.88%)
American Eagle Outfitters	12,812	203,070
Big Lots Inc	3,356	172,297
Brinker International Inc	4,119	173,987
Brunswick Corp/DE	6,709	401,802
Buffalo Wild Wings Inc	1,379	213,745
Cabela's Inc	3,848	180,240
CalAtlantic Group Inc	5,208	183,999
Carter's Inc	3,704	325,989
Casey's General Stores In	2,920	334,574
Cheesecake Factory Inc/Th	3,305	201,770
Chico's FAS Inc	9,725	140,818
Churchill Downs Inc	840	126,252
Cinemark Holdings Inc	7,911	331,234
Copart Inc	7,717	456,383
Cracker Barrel Old Countr	1,806	290,748
CST Brands Inc	5,690	273,860
Dana Inc	10,883	205,580
Deckers Outdoor Corp	2,383	125,894
Dick's Sporting Goods Inc	4,903	240,002
Domino's Pizza Inc	3,602	683,696
Dunkin' Brands Group Inc	6,880	378,469
Fossil Group Inc	2,892	54,688
GameStop Corp	7,293	178,241
Herman Miller Inc	6,124	182,495
HNI Corp	3,420	156,704
HSN Inc	3,343	126,031
International Speedway Co	2,678	99,354
Jack in the Box Inc	2,463	230,808
JC Penney Co Inc	23,049	146,131
JetBlue Airways Corp	23,748	474,010
Kate Spade & Co	9,702	231,490
KB Home	8,723	154,833
MSC Industrial Direct Co	3,322	334,160
NVR Inc	265	512,767
Office Depot Inc	46,441	193,659
Panera Bread Co	1,287	297,040
Papa John's International	1,995	157,445
Polaris Industries Inc	4,469	380,803
Pool Corp	2,978	341,606
RH	2,758	83,954
Sally Beauty Holdings Inc	8,063	176,338
Scotts Miracle-Gro Co/The	3,338	302,523
Skechers U.S.A. Inc	11,700	300,339
Tempur Sealy Internationa	3,767	173,998
Texas Roadhouse Inc	4,276	180,875
Thor Industries Inc	3,630	402,277
Toll Brothers Inc	11,365	388,001
Toro Co/The	7,736	465,785
TRI Pointe Group Inc	11,036	131,770
Tupperware Brands Corp	3,537	213,599
Vista Outdoor Inc	4,401	89,032
Watsco Inc	1,930	286,161
Wendy's Co/The	15,418	214,927
Williams-Sonoma Inc*	6,172	299,897
World Fuel Services Corp	5,338	193,075
Total Consumer, Cyclical		13,799,223

Consumer, Non-Cyclical (14.61%)
Aaron's Inc	4,816	131,380
ABIOMED Inc	2,697	318,165
Akorn Inc	5,897	122,717
Align Technology Inc	6,026	619,232
Avis Budget Group Inc	7,069	244,446
Avon Products Inc	32,134	141,390
Bio-Rad Laboratories Inc	1,549	301,497
Bio-Techne Corp	2,821	299,929
Boston Beer Co Inc/The	851	135,011
Catalent Inc	9,318	267,427
CEB Inc	2,421	187,749
Charles River Laboratorie	3,442	299,351
CoreLogic Inc/United Stat	6,512	255,205
Dean Foods Co	6,796	123,959
Deluxe Corp	3,624	266,690
DeVry Education Group Inc	5,910	190,007
Edgewell Personal Care Co	4,429	327,037
Flowers Foods Inc	13,838	266,520
FTI Consulting Inc	4,461	179,511
Gartner Inc	6,196	639,489
Globus Medical Inc	5,432	151,064
Graham Holdings Co	421	226,603
Hain Celestial Group Inc/	7,820	276,672
Halyard Health Inc	4,818	188,191
HealthSouth Corp	6,827	288,919
Helen of Troy Ltd	1,916	187,193
Hill-Rom Holdings Inc	4,543	301,882
Ingredion Inc	5,423	655,586
Lamb Weston Holdings Inc	10,475	410,515
Lancaster Colony Corp	1,475	194,405
LifePoint Health Inc	3,052	195,481
LivaNova PLC	2,983	150,343
Live Nation Entertainment	10,025	284,810
ManpowerGroup Inc	5,143	499,077
MarketAxess Holdings Inc	2,724	531,807
MEDNAX Inc	7,011	499,113
Molina Healthcare Inc	3,819	185,260
NuVasive Inc	2,872	214,711
Owens & Minor Inc	4,649	167,736
PAREXEL International Cor	4,006	259,148
Post Holdings Inc	4,823	394,859
Prestige Brands Holdings	3,633	205,700
ResMed Inc	10,491	755,667
Rollins Inc	7,218	263,890
Service Corp Internationa	11,069	340,150
Snyder's-Lance Inc	5,343	211,476
Sotheby's	3,578	161,475
Sprouts Farmers Market In	9,882	182,422
STERIS PLC	5,692	399,180
Teleflex Inc	3,315	633,762
Tenet Healthcare Corp	6,678	128,885
Tootsie Roll Industries I	2,027	79,357
TreeHouse Foods Inc	4,336	368,907
United Natural Foods Inc	4,779	205,736
United Therapeutics Corp	3,201	472,852
VCA Inc	6,094	553,945
WellCare Health Plans Inc	3,368	475,562
West Pharmaceutical Servi	5,531	456,142
WEX Inc	2,900	322,567
WhiteWave Foods Co/The*	13,322	733,776
Total Consumer, Non-Cyclical		18,531,535

Energy (3.49%)
CONSOL Energy Inc	13,127	204,387
Denbury Resources Inc	30,129	81,650
Diamond Offshore Drilling	4,925	82,937
Dril-Quip Inc	2,847	174,663
Energen Corp	7,013	368,183
Ensco PLC	20,185	196,602
Gulfport Energy Corp	7,290	126,409
HollyFrontier Corp*	12,897	377,624
Murphy USA Inc	2,631	167,595
Nabors Industries Ltd	18,797	275,188
Noble Corp plc	18,873	126,072
NOW Inc	7,894	151,091
Oceaneering International	7,433	210,503
Oil States International	5,094	187,459
Patterson-UTI Energy Inc	12,375	341,798
QEP Resources Inc	16,638	228,939
Rowan Cos Plc	9,664	175,112
SM Energy Co	6,497	160,151
Superior Energy Services	9,508	156,882
Western Refining Inc	6,991	255,311
WPX Energy Inc	29,753	383,814
Total Energy		4,432,368

Financial (26.20%)
Banks (7.24%)
Associated Banc-Corp	11,169	287,602
BancorpSouth Inc	6,540	202,740
Bank of Hawaii Corp	3,239	273,566
Bank of the Ozarks Inc	6,111	334,455
Cathay General Bancorp	5,662	222,403
Chemical Financial Corp	5,278	281,159
Commerce Bancshares Inc/M	6,581	388,411
Cullen/Frost Bankers Inc	4,294	397,066

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2017

Security Description	Shares	Value (Note 1)
East West Bancorp Inc*	10,821	$585,633
First Horizon National Co	17,814	355,211
FNB Corp/PA	14,289	222,480
Fulton Financial Corp	13,099	250,518
Hancock Holding Co	6,375	302,494
International Bancshares	4,432	168,638
MB Financial Inc	5,441	244,954
PacWest Bancorp	9,275	511,053
PrivateBancorp Inc	5,462	309,149
Prosperity Bancshares Inc	5,337	397,820
Signature Bank/New York N	4,076	642,011
SVB Financial Group*	3,920	748,289
Synovus Financial Corp	9,266	391,211
TCF Financial Corp	16,020	278,748
Trustmark Corp	5,160	170,486
UMB Financial Corp	3,300	260,106
Umpqua Holdings Corp	16,854	317,024
Valley National Bancorp	22,192	274,515
Webster Financial Corp	6,910	379,566
		9,197,306
Diversified Finan Service (2.85%)
CBOE Holdings Inc	6,121	477,744
Eaton Vance Corp	8,639	402,837
Federated Investors Inc	7,087	192,554
Janus Capital Group Inc	10,637	134,664
Legg Mason Inc	6,940	261,777
Raymond James Financial I*	9,590	753,390
SEI Investments Co	10,244	515,785
SLM Corp	32,515	389,855
Stifel Financial Corp	4,809	259,494
Waddell & Reed Financial	8,010	154,112
WisdomTree Investments In	7,917	72,124
		3,614,336
Insurance (5.28%)
Alleghany Corp	1,167	753,649
American Financial Group	5,380	506,043
Aspen Insurance Holdings	4,538	254,355
Brown & Brown Inc	8,689	374,496
CNO Financial Group Inc	13,076	273,419
Endurance Specialty Holdi	4,826	448,480
Everest Re Group Ltd	3,082	724,701
First American Financial	8,355	326,430
Genworth Financial Inc	37,014	151,387
Hanover Insurance Group I	3,199	287,974
Kemper Corp	3,706	157,320
Mercury General Corp	2,760	161,819
Old Republic Internationa	18,477	382,659
Primerica Inc	3,492	281,979
Reinsurance Group of Amer	4,912	638,855
RenaissanceRe Holdings Lt	3,070	453,255
WR Berkley Corp	7,345	521,642
		6,698,462
Real Estate (10.20%)
Alexander & Baldwin Inc	3,496	156,726
Alexandria Real Estate Eq*	5,781	689,731
American Campus Communiti	9,815	501,547
Camden Property Trust	6,565	555,727
Care Capital Properties I	5,644	148,381
CoreCivic Inc	8,980	302,626
Corporate Office Properti	8,366	285,197
Cousins Properties Inc	25,361	216,837
DCT Industrial Trust Inc	6,212	297,182
Douglas Emmett Inc	10,862	438,173
Duke Realty Corp*	26,670	683,819
Education Realty Trust In	4,640	195,576
EPR Properties	4,422	340,317
Equity One Inc	6,724	212,882
First Industrial Realty T	8,145	219,101
Healthcare Realty Trust I	7,860	251,206
Highwoods Properties Inc	7,529	395,197
Hospitality Properties Tr	12,412	394,453
Jones Lang LaSalle Inc	2,600	298,220
Kilroy Realty Corp	6,874	530,329
Lamar Advertising Co	6,070	458,164
LaSalle Hotel Properties	8,554	247,211
Liberty Property Trust	11,048	435,733
Life Storage Inc	3,438	304,710
Mack-Cali Realty Corp	8,623	251,360
Medical Properties Trust	16,278	218,451
National Retail Propertie	10,988	497,097
Omega Healthcare Investor	12,220	398,861
Potlatch Corp	4,184	185,142
Quality Care Properties I	6,748	128,077
Rayonier Inc	9,442	270,419
Regency Centers Corp	7,921	557,242
Senior Housing Properties	17,980	368,590
Tanger Factory Outlet Cen	7,221	244,575
Taubman Centers Inc	4,514	314,897
UNITI GROUP INC	9,408	272,550
Urban Edge Properties	8,363	231,906
Washington Prime Group In	13,311	123,393
Weingarten Realty Investo	8,880	314,974
		12,936,576
Savings & Loans (0.63%)
New York Community Bancor	36,916	564,076
Washington Federal Inc	6,781	229,537
		793,613

Total Financial		33,240,294

Industrial (18.32%)
AECOM	11,777	428,094
AGCO Corp	5,146	313,494
AO Smith Corp	11,151	561,564
AptarGroup Inc	4,737	352,954
Arrow Electronics Inc	6,784	489,805
Avnet Inc	9,645	444,442
B/E Aerospace Inc	7,635	485,586
Belden Inc	3,213	226,998
Bemis Co Inc	7,187	356,260
Carlisle Cos Inc	4,884	504,517
Clean Harbors Inc	3,961	229,580
Cognex Corp	6,475	497,345
Crane Co	3,718	268,774
Cree Inc	7,564	205,287
Curtiss-Wright Corp	3,144	307,578
Donaldson Co Inc	9,971	428,254
Dycom Industries Inc	2,403	197,479
Eagle Materials Inc	3,522	365,267
EMCOR Group Inc	4,602	282,931
Energizer Holdings Inc	5,949	326,362
EnerSys	3,287	252,212
Esterline Technologies Co	2,235	198,692
GATX Corp	3,043	176,737
Genesee & Wyoming Inc	4,903	363,508
Gentex Corp	21,558	453,365
Graco Inc	4,168	378,288
Granite Construction Inc	3,874	205,361
Greif Inc	1,958	111,665
Hubbell Inc	3,895	462,025
Huntington Ingalls Indust	3,462	756,447
IDEX Corp	5,721	527,419
ITT Inc	6,716	275,155
Jabil Circuit Inc	14,253	363,594
Joy Global Inc	6,735	189,860
KBR Inc	10,499	158,010
Kennametal Inc	6,127	227,250
Keysight Technologies Inc	12,778	480,453
Kirby Corp	4,091	283,097
KLX Inc	4,006	201,662
Knowles Corp	6,625	125,411
Landstar System Inc	3,187	276,632
Lennox International Inc	2,924	481,349
Lincoln Electric Holdings	3,640	306,524
Littelfuse Inc	1,717	277,210
Louisiana-Pacific Corp	10,742	253,296
MSA Safety Inc	2,387	172,461
National Instruments Corp	7,974	257,082
Nordson Corp	4,032	484,001
Old Dominion Freight Line	5,248	481,556
Orbital ATK Inc	4,394	406,093
Oshkosh Corp	5,684	385,887
Owens-Illinois Inc	12,413	245,777
Packaging Corp of America	7,047	651,354
Regal Beloit Corp	3,394	252,683
Silgan Holdings Inc	2,914	173,733
Sonoco Products Co	7,563	403,259
SYNNEX Corp	2,051	239,803
Tech Data Corp	2,618	227,766
Teledyne Technologies Inc	2,642	347,185
Terex Corp	8,088	252,669
Timken Co/The	5,307	234,569
Trimble Inc*	18,971	588,670
Trinity Industries Inc	11,596	311,237
Triumph Group Inc	5,301	147,368
Valmont Industries Inc	1,704	267,954
Vishay Intertechnology In	10,173	161,242
Wabtec Corp/DE	6,768	542,252
Werner Enterprises Inc	4,592	128,576
Woodward Inc	4,146	292,086
Worthington Industries In	3,368	165,200
Zebra Technologies Corp	4,006	363,384
Total Industrial		23,241,639

Technology (12.43%)
3D Systems Corp	8,430	128,136
ACI Worldwide Inc	8,804	172,294
Acxiom Corp	8,198	233,807
Advanced Micro Devices In*	58,423	844,797
Allscripts Healthcare Sol	13,284	161,799
ANSYS Inc*	6,220	664,047
Broadridge Financial Solu	8,944	620,088
Brocade Communications Sy	33,009	406,341
Cadence Design Systems In	21,599	667,409
CDK Global Inc	11,263	748,201
Cirrus Logic Inc	4,718	255,149
CommVault Systems Inc	3,169	155,439
Computer Sciences Corp	10,629	728,724
Convergys Corp	7,214	157,842
Cypress Semiconductor Cor	24,346	323,071
Diebold Nixdorf Inc	6,660	201,132
DST Systems Inc	2,807	335,717
Fair Isaac Corp	1,774	230,744
Fortinet Inc	11,009	411,186
Integrated Device Technol	10,215	244,241
IPG Photonics Corp	2,778	328,637
j2 Global Inc	3,256	265,104
Jack Henry & Associates I	5,844	547,992

See accompanying notes to financial statements.

S&P MidCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2017

Security Description	Shares	Value (Note 1)
Leidos Holdings Inc	10,785	$574,841
Manhattan Associates Inc	5,102	255,865
MAXIMUS Inc	4,910	292,980
Mentor Graphics Corp	8,229	305,296
Microsemi Corp	8,178	423,784
Monolithic Power Systems	2,786	245,084
MSCI Inc	7,112	672,724
NCR Corp	9,391	451,425
NetScout Systems Inc	6,887	254,475
NeuStar Inc	4,107	136,147
PTC Inc	8,525	459,412
Science Applications Inte	3,416	297,090
Silicon Laboratories Inc	3,776	254,880
Synaptics Inc	2,575	136,861
Synopsys Inc	11,378	812,844
Teradyne Inc	15,196	432,174
Tyler Technologies Inc	1,892	286,922
Ultimate Software Group I	2,154	416,562
VeriFone Systems Inc	10,831	223,877
Total Technology		15,765,142

Utilities (5.32%)
Aqua America Inc	13,254	420,682
Atmos Energy Corp	7,768	608,157
Black Hills Corp	4,587	297,605
Great Plains Energy Inc	14,740	428,344
Hawaiian Electric Industr	8,128	270,500
IDACORP Inc	3,765	312,231
MDU Resources Group Inc	14,957	405,484
National Fuel Gas Co	6,396	385,679
New Jersey Resources Corp	5,790	228,126
NorthWestern Corp	3,640	212,940
OGE Energy Corp	15,051	554,328
ONE Gas Inc	3,898	255,514
PNM Resources Inc	5,973	216,820
Southwest Gas Holdings In	3,218	275,236
UGI Corp	12,966	625,350
Vectren Corp	6,192	348,919
Westar Energy Inc*	10,695	577,316
WGL Holdings Inc	3,860	322,271
Total Utilities		6,745,503

Total Common Stock (Cost $84,788,006)		126,027,817

Total Investments (Cost $84,788,006) (a) (99.35%)		$126,027,817
Other Net Assets (0.65%)		808,880
Net Assets (100.00%)		$126,836,697

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $85,058,273.

At February 28, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$43,411,892
Unrealized depreciation	(2,442,347)
Net unrealized appreciation	$40,969,545

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b)	Futures contracts at February 28, 2017:

Contracts - $100 times premium / delivery month / commitment / exchange

S&P MidCap E-MINI	Value at Trade Date	Notional Value	Unrealized Depreciation
3 / MARCH 2017 / Long / CME	$518,810	$518,310	$(500)

(c)	A portion of these shares have been pledged in connection with obligations for futures contracts.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited)	2/28/2017

Security Description	Shares	Value (Note 1)
Common Stock (95.81%)

Basic Materials (4.76%)
A Schulman Inc	2,777	$93,724
Aceto Corp	2,782	42,676
AdvanSix Inc	2,911	79,412
AK Steel Holding Corp	29,386	244,785
American Vanguard Corp	2,434	38,336
Balchem Corp	2,938	256,105
Calgon Carbon Corp	4,715	66,482
Century Aluminum Co	4,083	57,509
Clearwater Paper Corp	1,452	80,731
Deltic Timber Corp	890	66,145
Hawkins Inc	889	43,961
HB Fuller Co	4,700	232,227
Ingevity Corp	3,901	210,537
Innophos Holdings Inc	1,783	94,481
Innospec Inc	2,231	145,684
Kaiser Aluminum Corp	1,681	132,513
Koppers Holdings Inc	1,943	85,201
Kraton Corp	2,597	70,716
Materion Corp	1,856	64,682
Neenah Paper Inc	1,555	113,904
PH Glatfelter Co	4,023	88,908
Quaker Chemical Corp	1,243	163,678
Rayonier Advanced Materia	4,008	53,146
Schweitzer-Mauduit Intern	2,851	116,977
Stepan Co	1,815	137,232
Stillwater Mining Co	11,370	193,972
US Silica Holdings Inc	6,799	343,825
Total Basic Materials		3,317,549

Communications (4.49%)
8x8 Inc	8,427	127,248
ADTRAN Inc	4,158	87,942
ATN International Inc	997	68,185
Black Box Corp	1,103	9,927
Blucora Inc	3,365	52,494
CalAmp Corp	3,365	54,547
Cincinnati Bell Inc	3,903	75,328
Cogent Communications Hol	3,826	158,588
Comtech Telecommunication	2,159	24,634
Consolidated Communicatio	4,731	106,684
DHI Group Inc	3,715	18,389
ePlus Inc	612	77,693
EW Scripps Co/The	5,202	119,802
FTD Cos Inc	1,338	32,326
Gannett Co Inc	11,003	95,946
General Communication Inc	2,942	59,281
Harmonic Inc	6,732	36,353
HealthStream Inc	2,362	57,798
Iridium Communications In	7,675	66,773
Ixia	5,871	115,072
Liquidity Services Inc	1,721	14,026
LogMeIn Inc	2,368	217,264
Lumos Networks Corp	2,194	38,856
NETGEAR Inc	3,087	169,168
New Media Investment Grou	4,876	75,237
NIC Inc	5,787	122,106
Perficient Inc	3,355	60,960
QuinStreet Inc	1,826	5,898
Scholastic Corp	2,525	113,777
Shutterstock Inc	1,618	70,561
Spok Holdings Inc	1,924	35,017
Stamps.com Inc	1,476	186,124
TiVo Corp	11,187	206,960
VASCO Data Security Inter	2,814	36,582
Viavi Solutions Inc	21,033	210,751
World Wrestling Entertain	3,586	75,234
XO Group Inc	2,315	42,665
Total Communications		3,126,193

Consumer, Cyclical (14.73%)
Abercrombie & Fitch Co	6,591	78,828
Allegiant Travel Co	1,230	214,143
American Axle & Manufactu	7,070	140,127
American Woodmark Corp	1,288	111,348
Anixter International Inc	2,621	218,329
Arctic Cat Inc	1,013	18,741
Asbury Automotive Group I	2,129	138,704
Ascena Retail Group Inc	16,548	76,121
Barnes & Noble Education	3,275	31,440
Barnes & Noble Inc	4,767	46,717
Belmond Ltd	7,421	96,102
Big 5 Sporting Goods Corp	1,300	17,485
Biglari Holdings Inc	103	44,231
BJ's Restaurants Inc	1,655	60,159

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2017

Security Description	Shares	Value (Note 1)
Bob Evans Farms Inc/DE	1,840	$104,383
Boyd Gaming Corp	7,822	153,859
Buckle Inc/The	2,729	54,171
Caleres Inc	4,288	128,083
Callaway Golf Co	8,817	89,140
Cato Corp/The	2,147	53,696
Cavco Industries Inc	723	86,218
Children's Place Inc/The	1,743	176,566
Chuy's Holdings Inc	1,589	45,287
Cooper-Standard Holdings	1,625	182,000
Core-Mark Holding Co Inc	4,309	140,129
Crocs Inc	6,057	40,279
Daktronics Inc	2,848	26,686
Dave & Buster's Entertain	3,507	200,565
DineEquity Inc	1,594	95,353
Dorman Products Inc	2,847	222,522
El Pollo Loco Holdings In	2,051	25,638
Essendant Inc	3,451	54,974
Ethan Allen Interiors Inc	2,402	69,058
Express Inc	7,585	85,255
EZCORP Inc	3,771	33,185
Fiesta Restaurant Group I	2,276	45,179
Finish Line Inc/The	3,854	62,820
FirstCash Inc	4,523	200,595
Five Below Inc	5,234	201,771
Fox Factory Holding Corp	2,382	63,838
Francesca's Holdings Corp	3,184	54,032
Fred's Inc	3,297	58,456
G&K Services Inc	1,847	174,542
Genesco Inc	1,901	110,828
Gentherm Inc	3,390	122,888
G-III Apparel Group Ltd	4,287	110,305
Group 1 Automotive Inc	1,928	149,786
Guess? Inc	6,053	76,873
Haverty Furniture Cos Inc	1,506	34,939
Hawaiian Holdings Inc	5,031	244,758
Hibbett Sports Inc	2,017	59,502
Iconix Brand Group Inc	5,384	41,511
ILG Inc	9,859	186,138
Installed Building Produc	1,853	87,184
Interface Inc	6,070	114,723
iRobot Corp	2,556	145,896
Kirkland's Inc	1,134	12,814
La-Z-Boy Inc	4,599	124,173
LCI Industries	2,273	244,802
LGI Homes Inc	1,599	46,387
Lithia Motors Inc	2,251	215,353
Lumber Liquidators Holdin	2,055	36,435
M/I Homes Inc	2,305	54,398
Marcus Corp/The	1,435	44,772
MarineMax Inc	2,374	53,415
Marriott Vacations Worldw	2,270	213,221
MDC Holdings Inc	3,553	103,712
Meritage Homes Corp	3,559	126,522
Mobile Mini Inc	4,151	135,115
Monarch Casino & Resort I	1,008	25,684
Motorcar Parts of America	1,536	43,576
Movado Group Inc	1,360	32,980
Nautilus Inc	2,880	46,368
Ollie's Bargain Outlet Ho	4,581	143,614
Oxford Industries Inc	1,411	79,312
Perry Ellis International	1,141	26,574
PetMed Express Inc	1,968	41,446
Popeyes Louisiana Kitchen	1,798	142,060
Red Robin Gourmet Burgers	1,127	51,448
Regis Corp	3,353	41,275
Ruby Tuesday Inc	4,509	8,567
Ruth's Hospitality Group	2,518	42,428
ScanSource Inc	2,274	91,529
Scientific Games Corp	4,712	97,303
Select Comfort Corp	4,000	93,960
Shake Shack Inc	1,691	60,589
Shoe Carnival Inc	1,254	31,776
SkyWest Inc	4,867	171,075
Sonic Automotive Inc	2,552	55,378
Sonic Corp	4,191	105,948
Stage Stores Inc	2,517	5,865
Standard Motor Products I	1,887	90,519
Stein Mart Inc	2,099	7,556
Steven Madden Ltd	5,154	192,502
Superior Industries Inter	2,154	48,250
Tailored Brands Inc	4,698	108,571
Tile Shop Holdings Inc	2,791	49,122
Titan International Inc	4,154	54,999
Tuesday Morning Corp	2,971	10,844
Unifi Inc	1,118	30,510
UniFirst Corp/MA	1,446	192,463
Universal Electronics Inc	1,358	93,295
Vera Bradley Inc	1,892	19,790
Veritiv Corp	881	49,028
Vitamin Shoppe Inc	2,435	51,866
Wabash National Corp	5,501	116,346
Wingstop Inc	2,683	70,563
Winnebago Industries Inc	2,474	81,642
Wolverine World Wide Inc	9,450	237,857
XPERI CORP	4,510	161,684
Zumiez Inc	1,661	33,884
Total Consumer, Cyclical		10,257,248

Consumer, Non-Cyclical (17.79%)
Abaxis Inc	2,079	103,638
ABM Industries Inc	5,199	212,067
Acorda Therapeutics Inc	4,239	112,122
Adeptus Health Inc	1,004	6,777
Air Methods Corp	3,098	117,259
Albany Molecular Research	2,263	33,877
Almost Family Inc	841	41,756
AMAG Pharmaceuticals Inc	2,970	66,677
Amedisys Inc	2,589	124,842
American Public Education	1,343	32,433
AMN Healthcare Services I	4,459	183,488
Amphastar Pharmaceuticals	2,996	46,348
Analogic Corp	1,042	85,809
Andersons Inc/The	2,428	96,027
AngioDynamics Inc	2,906	47,513
ANI Pharmaceuticals Inc	638	37,687
Anika Therapeutics Inc	1,228	57,458
B&G Foods Inc*	6,277	266,773
BioTelemetry Inc	2,681	68,231
Brink's Co/The	4,167	222,726
Calavo Growers Inc	1,434	80,878
Cal-Maine Foods Inc	2,602	98,746
Cambrex Corp	2,936	165,444
Cantel Medical Corp	3,331	273,508
Capella Education Co	1,059	80,590
Cardtronics PLC	4,242	186,987
Career Education Corp	5,984	49,847
CDI Corp	1,083	9,909
Central Garden & Pet Co	829	27,979
Central Garden & Pet Co	3,166	101,154
Chemed Corp	1,521	271,575
Community Health Systems	11,035	107,591
CONMED Corp	2,170	90,315
CorVel Corp	665	26,866
Cross Country Healthcare	2,732	42,264
CryoLife Inc	2,477	39,632
Cynosure Inc	2,227	146,982
Darling Ingredients Inc	15,421	200,627
Depomed Inc	5,699	93,407
Diplomat Pharmacy Inc	3,580	48,509
Eagle Pharmaceuticals Inc	683	52,379
Emergent BioSolutions Inc	3,115	97,749
Enanta Pharmaceuticals In	1,283	36,976
Ensign Group Inc/The	4,002	75,398
Forrester Research Inc	996	36,354
Green Dot Corp	3,947	115,687
Haemonetics Corp	4,772	178,139
Healthcare Services Group	6,739	278,860
HealthEquity Inc	3,985	174,145
Heidrick & Struggles Inte	1,449	35,428
HMS Holdings Corp	7,829	145,854
ICU Medical Inc	1,366	205,446
Impax Laboratories Inc	6,867	97,855
Innoviva Inc	6,577	75,964
Inogen Inc	1,471	100,940
Insperity Inc	1,764	146,853
Integer Holdings Corp	2,539	91,785
Integra LifeSciences Hold	5,567	237,934
Inter Parfums Inc	1,357	46,952
Invacare Corp	2,936	35,526
J&J Snack Foods Corp	1,404	187,855
Kelly Services Inc	2,711	57,961
Kindred Healthcare Inc	8,030	72,270
Korn/Ferry International	5,401	166,945
Landauer Inc	760	39,710
Lannett Co Inc	2,208	48,576
LendingTree Inc	663	78,499
LHC Group Inc	1,403	67,372
Ligand Pharmaceuticals In	1,739	181,952
LSC Communications Inc	2,457	69,828
Luminex Corp	3,649	67,798
Magellan Health Inc	2,025	140,029
Masimo Corp	4,130	373,187
Matthews International Co	2,997	197,352
Medicines Co/The	6,316	331,085
Medifast Inc	932	41,791
Meridian Bioscience Inc	3,910	50,244
Merit Medical Systems Inc	4,138	127,450
MiMedx Group Inc	9,191	78,767
Momenta Pharmaceuticals I	5,728	88,498
Monro Muffler Brake Inc	3,077	176,928
Natus Medical Inc	3,019	111,778
Navigant Consulting Inc	4,384	102,147
Nektar Therapeutics	13,587	177,718
Neogen Corp	3,465	224,740
Nutrisystem Inc	2,854	132,711
On Assignment Inc	4,519	213,252
PharMerica Corp	2,861	70,381
Phibro Animal Health Corp	1,518	42,276
Providence Service Corp/T	925	37,574
Quorum Health Corp	2,753	23,538
Rent-A-Center Inc/TX	4,452	38,599
Repligen Corp	3,105	97,839
Resources Connection Inc	2,990	50,531
RR Donnelley & Sons Co	6,596	110,615
Sanderson Farms Inc	1,857	176,489
SciClone Pharmaceuticals	4,692	46,451
Select Medical Holdings C	10,042	144,605

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2017

Security Description	Shares	Value (Note 1)
Seneca Foods Corp	660	$24,783
SpartanNash Co	3,520	122,848
Spectrum Pharmaceuticals	6,375	40,800
Strayer Education Inc	963	74,671
Supernus Pharmaceuticals	4,379	112,540
SUPERVALU Inc	25,986	98,227
Surgical Care Affiliates	2,614	148,266
Surmodics Inc	1,229	30,418
Team Inc	2,474	84,982
TIVITY HEALTH INC	2,801	80,949
TrueBlue Inc	3,979	103,255
Universal Corp/VA	2,224	150,565
US Physical Therapy Inc	1,042	78,827
Viad Corp	1,887	89,066
WD-40 Co	1,342	147,486
Zeltiq Aesthetics Inc	3,311	183,297
Total Consumer, Non-Cyclical		12,388,859

Energy (2.84%)
Archrock Inc	6,587	89,913
Atwood Oceanics Inc	6,906	72,582
Bill Barrett Corp	7,117	39,215
Bristow Group Inc	2,639	41,459
CARBO Ceramics Inc	1,539	19,745
Carrizo Oil & Gas Inc	5,724	186,316
Cloud Peak Energy Inc	4,772	23,812
Contango Oil & Gas Co	1,147	8,511
Era Group Inc	1,546	21,304
Exterran Corp	2,938	89,433
Flotek Industries Inc	5,110	69,087
FutureFuel Corp	1,732	22,914
Geospace Technologies Cor	1,047	17,286
Green Plains Inc	3,350	83,918
Gulf Island Fabrication I	900	10,260
Helix Energy Solutions Gr	12,478	103,068
Matrix Service Co	2,446	39,625
Newpark Resources Inc	7,931	61,069
Northern Oil and Gas Inc	4,291	12,873
PDC Energy Inc*	5,286	357,281
Pioneer Energy Services C	7,129	37,427
REX American Resources Co	531	44,190
SEACOR Holdings Inc	1,507	103,757
SunCoke Energy Inc	5,562	54,230
Synergy Resources Corp	18,424	150,524
Tesco Corp	4,255	35,529
TETRA Technologies Inc	10,727	48,164
Unit Corp	4,869	132,145
Total Energy		1,975,636

Financial (23.32%)
Acadia Realty Trust*	7,637	244,613
Agree Realty Corp	2,475	122,834
American Assets Trust Inc*	3,791	166,804
American Equity Investmen	7,937	213,585
Ameris Bancorp	3,207	154,898
AMERISAFE Inc	1,791	115,161
Astoria Financial Corp	8,425	155,778
Banc of California Inc	4,269	83,032
Bank Mutual Corp	3,500	33,950
Banner Corp	2,440	141,813
BofI Holding Inc	5,309	167,446
Boston Private Financial	7,622	131,098
Brookline Bancorp Inc	6,504	103,088
Capstead Mortgage Corp	9,068	95,939
Cardinal Financial Corp	2,999	93,689
CareTrust REIT Inc	6,063	95,674
Cedar Realty Trust Inc	7,158	42,017
Central Pacific Financial	2,628	82,992
Chesapeake Lodging Trust	5,655	136,625
City Holding Co	1,381	90,456
Columbia Banking System I	5,344	213,172
Community Bank System Inc	4,087	242,809
CoreSite Realty Corp	3,213	289,395
Customers Bancorp Inc	2,375	81,534
CVB Financial Corp	9,231	219,236
DiamondRock Hospitality C	18,866	205,073
Dime Community Bancshares	2,890	62,135
EastGroup Properties Inc	3,079	228,893
eHealth Inc	1,639	17,963
Employers Holdings Inc	2,978	111,973
Encore Capital Group Inc	2,204	73,393
Enova International Inc	1,954	28,040
Evercore Partners Inc	3,608	287,016
Fidelity Southern Corp	1,943	45,797
Financial Engines Inc	4,970	220,171
First BanCorp/Puerto Rico	12,235	78,059
First Commonwealth Financ	7,457	103,876
First Financial Bancorp	5,649	156,760
First Financial Bankshare	6,027	265,188
First Midwest Bancorp Inc	7,444	181,857
First NBC Bank Holding Co	1,224	5,447
Forestar Group Inc	2,556	33,995
Four Corners Property Tru	5,684	126,071
Franklin Street Propertie	10,054	124,569
GEO Group Inc/The*	7,098	337,936
Getty Realty Corp	2,158	56,950
Glacier Bancorp Inc	7,032	259,621
Government Properties Inc	6,718	138,458
Great Western Bancorp Inc	5,359	229,044
Greenhill & Co Inc	2,575	76,091
Hanmi Financial Corp	2,943	98,296
HCI Group Inc	756	37,271
HFF Inc	3,262	96,718
Home BancShares Inc/AR*	11,286	317,588
HomeStreet Inc	2,104	57,439
Hope Bancorp Inc	11,668	249,695
Horace Mann Educators Cor	3,718	155,784
Independent Bank Corp/Roc	2,472	160,680
Infinity Property & Casua	1,035	97,549
Interactive Brokers Group	6,290	230,906
INTL. FCStone Inc	1,292	48,773
Investment Technology Gro	2,751	55,075
Kite Realty Group Trust	7,860	178,029
LegacyTexas Financial Gro	3,676	156,561
Lexington Realty Trust	20,139	224,751
LTC Properties Inc	3,705	178,729
Maiden Holdings Ltd	6,878	106,265
NATIONAL BANK HOLD-CL A	2,391	78,879
Navigators Group Inc/The	2,056	113,183
NBT Bancorp Inc	3,936	158,936
Northfield Bancorp Inc	3,623	67,967
Northwest Bancshares Inc	9,315	168,974
OFG Bancorp	3,471	44,776
Old National Bancorp/IN	12,326	226,182
Opus Bank	1,640	35,424
Oritani Financial Corp	3,530	60,716
Parkway Inc	4,126	86,563
Pennsylvania Real Estate	6,532	107,778
Pinnacle Financial Partne	3,956	274,546
Piper Jaffray Cos	1,290	91,268
PRA Group Inc	4,044	164,995
ProAssurance Corp	5,002	295,618
Provident Financial Servi	5,526	146,715
PS Business Parks Inc	1,830	212,664
RE/MAX Holdings Inc	1,645	94,588
Retail Opportunity Invest	10,279	226,138
RLI Corp	3,549	207,439
S&T Bancorp Inc	3,187	113,425
Sabra Health Care REIT In	6,147	167,198
Safety Insurance Group In	1,334	94,714
Saul Centers Inc	1,009	64,616
Selective Insurance Group	5,381	238,378
ServisFirst Bancshares In	4,023	167,236
Simmons First National Co	2,719	156,343
Southside Bancshares Inc	2,407	84,799
Sterling Bancorp/DE	11,969	296,233
Stewart Information Servi	2,175	96,592
Summit Hotel Properties I	8,236	126,752
Texas Capital Bancshares*	4,488	400,105
Tompkins Financial Corp	1,025	91,963
TrustCo Bank Corp NY	8,756	73,113
United Bankshares Inc/WV	7,400	331,150
United Community Banks In	6,502	187,843
United Fire Group Inc	2,014	85,031
United Insurance Holdings	1,293	21,878
Universal Health Realty I	1,025	65,785
Universal Insurance Holdi	3,014	81,227
Urstadt Biddle Properties	2,716	60,512
Virtus Investment Partner	559	61,294
WageWorks Inc	3,383	260,491
Walker & Dunlop Inc	2,575	104,674
Westamerica Bancorporatio	2,357	136,352
Wintrust Financial Corp*	4,756	350,517
World Acceptance Corp	687	36,026
Total Financial		16,239,723

Industrial (16.89%)
AAON Inc	3,650	122,823
AAR Corp	2,924	100,644
Actuant Corp	5,493	145,839
Advanced Energy Industrie	3,617	224,616
Aegion Corp	2,910	66,232
Aerojet Rocketdyne Holdin	6,444	124,949
Aerovironment Inc	1,924	51,986
Alamo Group Inc	805	60,496
Albany International Corp	2,693	122,128
Apogee Enterprises Inc	2,685	153,528
Applied Industrial Techno	3,657	230,574
ArcBest Corp	2,196	64,453
Astec Industries Inc	1,783	112,632
Atlas Air Worldwide Holdi	2,307	131,153
AZZ Inc	2,418	141,816
Badger Meter Inc	2,727	99,808
Barnes Group Inc	4,637	232,360
Bel Fuse Inc	579	15,112
Benchmark Electronics Inc	4,413	137,244
Boise Cascade Co	3,579	96,991
Brady Corp	4,411	168,721
Briggs & Stratton Corp	3,633	77,746
Celadon Group Inc	1,713	13,790
Chart Industries Inc	2,843	101,182
CIRCOR International Inc	1,405	87,265
Coherent Inc*	2,288	417,743
Comfort Systems USA Inc	3,402	129,786
CTS Corp	3,041	66,598
Cubic Corp	2,327	122,284
DXP Enterprises Inc/TX	1,415	49,525

See accompanying notes to financial statements.

S&P SmallCap Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2017

Security Description	Shares	Value (Note 1)
Echo Global Logistics Inc	2,538	$55,455
Electro Scientific Indust	2,066	13,801
Encore Wire Corp	1,733	82,318
EnPro Industries Inc	1,995	130,234
ESCO Technologies Inc	2,368	128,346
Exponent Inc	2,373	136,329
Fabrinet	3,546	147,336
FARO Technologies Inc	1,287	44,402
Federal Signal Corp	5,009	74,534
Forward Air Corp	2,832	140,326
Franklin Electric Co Inc	3,564	149,332
General Cable Corp	4,571	76,336
Gibraltar Industries Inc	2,899	120,164
Greenbrier Cos Inc/The	2,646	111,264
Griffon Corp	3,366	84,655
Harsco Corp	7,483	105,510
Haynes International Inc	988	38,591
Headwaters Inc	6,941	159,643
Heartland Express Inc	3,991	82,773
Hillenbrand Inc	5,853	212,757
Hornbeck Offshore Service	2,592	11,638
Hub Group Inc	3,082	155,641
II-VI Inc	5,021	178,748
Insteel Industries Inc	1,459	52,699
Itron Inc	2,970	192,159
John Bean Technologies Co	2,693	240,754
Kaman Corp	2,529	130,926
KapStone Paper and Packag	8,099	183,037
Knight Transportation Inc	6,196	202,609
Lindsay Corp	1,030	82,472
LSB Industries Inc	1,435	15,598
Lydall Inc	1,587	80,461
Marten Transport Ltd	1,841	45,197
Matson Inc	4,021	136,433
Methode Electronics Inc	3,227	133,921
Moog Inc	2,988	201,929
Mueller Industries Inc	5,306	221,897
Multi-Color Corp	1,236	88,621
Myers Industries Inc	1,890	26,555
MYR Group Inc	1,615	60,579
National Presto Industrie	461	45,916
Olympic Steel Inc	500	12,090
Orion Group Holdings Inc	1,870	17,503
OSI Systems Inc	1,697	127,988
Park Electrochemical Corp	1,665	31,835
Patrick Industries Inc	1,301	103,885
PGT Innovations Inc	4,081	41,014
Plexus Corp	3,099	173,761
Powell Industries Inc	737	24,056
Proto Labs Inc	2,265	123,669
Quanex Building Products	2,706	52,902
Raven Industries Inc	3,078	90,955
Roadrunner Transportation	1,931	14,560
Rogers Corp	1,676	138,287
Saia Inc	2,333	112,801
Sanmina Corp	6,784	264,576
Simpson Manufacturing Co	3,772	162,800
SPX Corp	3,851	101,589
SPX FLOW Inc	3,869	131,546
Standex International Cor	1,191	113,741
Sturm Ruger & Co Inc	1,780	88,733
TASER International Inc	4,810	123,473
Tennant Co	1,624	114,086
Tetra Tech Inc	5,327	214,412
Tidewater Inc	3,632	4,940
TimkenSteel Corp	3,578	74,852
TopBuild Corp	3,547	148,903
Tredegar Corp	1,893	35,967
Trex Co Inc	2,729	185,599
TTM Technologies Inc	7,949	128,456
Universal Forest Products	1,868	178,973
US Concrete Inc	1,329	83,727
US Ecology Inc	2,034	103,226
Vicor Corp	1,051	17,079
Watts Water Technologies	2,587	165,439
Total Industrial		11,759,334

Technology (8.45%)
Agilysys Inc	1,424	12,958
Blackbaud Inc*	4,424	316,404
Bottomline Technologies d	3,395	84,705
Brooks Automation Inc	6,365	132,774
Cabot Microelectronics Co	2,239	154,984
CACI International Inc*	2,275	285,285
CEVA Inc	1,957	65,364
Ciber Inc	5,122	1,671
Cohu Inc	2,289	38,112
Computer Programs & Syste	791	21,278
Cray Inc	3,405	70,994
CSG Systems International	3,008	118,545
Digi International Inc	2,432	29,914
Diodes Inc	3,601	85,956
Donnelley Financial Solut	2,482	57,359
DSP Group Inc	1,496	15,633
Ebix Inc	2,228	139,250
Electronics For Imaging I	4,321	199,068
Engility Holdings Inc	1,374	43,020
Exar Corp	3,573	37,374
ExlService Holdings Inc	3,096	138,267
Insight Enterprises Inc	3,311	140,254
Kopin Corp	3,225	11,384
Kulicke & Soffa Industrie	6,095	124,765
LivePerson Inc	3,930	27,707
Lumentum Holdings Inc	5,020	230,418
ManTech International Cor	2,349	86,020
Medidata Solutions Inc*	5,047	282,228
Mercury Systems Inc	3,779	141,183
MicroStrategy Inc	868	166,552
MKS Instruments Inc*	4,916	322,490
Monotype Imaging Holdings	3,836	77,295
MTS Systems Corp	1,561	85,777
Nanometrics Inc	2,280	62,039
Omnicell Inc	3,395	129,095
Power Integrations Inc	2,708	171,146
Progress Software Corp	3,848	110,361
Quality Systems Inc	4,286	65,404
Qualys Inc	2,454	85,767
Rambus Inc	9,776	122,787
Rudolph Technologies Inc	2,887	62,071
Semtech Corp	6,186	206,922
SPS Commerce Inc	1,432	79,233
Super Micro Computer Inc	3,069	79,794
Sykes Enterprises Inc	3,693	100,523
Synchronoss Technologies	3,896	105,504
Take-Two Interactive Soft*	8,090	460,968
Tangoe Inc	2,294	13,145
TeleTech Holdings Inc	1,320	39,996
Ultratech Inc	2,234	64,451
Veeco Instruments Inc	3,755	102,699
Virtusa Corp	2,554	79,200
Total Technology		5,886,092

Utilities (2.54%)
ALLETE Inc*	4,681	314,610
American States Water Co	3,428	153,300
Avista Corp	6,060	241,612
California Water Service	4,507	165,632
El Paso Electric Co	3,812	186,216
Northwest Natural Gas Co	2,701	162,330
South Jersey Industries I	7,482	262,020
Spire Inc	4,303	283,568
Total Utilities		1,769,288

Total Common Stock (Cost $47,714,321)		66,719,921

Total Investments (Cost $47,714,321) (a) (95.81%)		66,719,921
Other Net Assets (4.19%)		2,861,355
Net Assets (100.00%)		$69,581,276

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $47,739,772.

At February 28, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$21,944,708
Unrealized depreciation	(2,964,558)
Net unrealized appreciation	$18,980,150

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b)	Futures contracts at February 28, 2017:

Contracts - $50 times premium / delivery month / commitment / exchange

Russell 2000 MINI	Value at Trade Date	Notional Value	Unrealized Appreciation
42 / MARCH 2017 / Long / ICE	$2,889,490	$2,908,500	$19,010

(c)	A portion of these shares have been pledged in connection with obligations for futures contracts.

See accompanying notes to financial statements.

Shelton Core Value Fund	Portfolio of Investments (Unaudited)	2/28/2017

Security Description	Shares	Value (Note 1)
Common Stock (81.05%)

Basic Materials (3.76%)
EI du Pont de Nemours & C*	9,386	$737,176
PPG Industries Inc*	37,600	3,851,368
Praxair Inc*	15,167	1,800,475
Sensient Technologies Cor	8,500	679,490
Total Basic Materials		7,068,509

Communications (2.48%)
AT&T Inc	57,669	2,409,988
Verizon Communications In*	45,542	2,260,249
Total Communications		4,670,237

Consumer, Cyclical (7.45%)
Ford Motor Co	702,700	8,804,831
McDonald's Corp*	20,868	2,663,800
Target Corp*	43,339	2,547,033
Total Consumer, Cyclical		14,015,664

Consumer, Non-Cyclical (19.89%)
Abbott Laboratories	27,810	1,253,675
AbbVie Inc	29,310	1,812,530
Aetna Inc*	14,084	1,813,456
AmerisourceBergen Corp	22,912	2,096,677
Anthem Inc*	32,300	5,323,686
Baxter International Inc*	44,226	2,251,988
Celgene Corp	35,214	4,349,281
Colgate-Palmolive Co*	20,400	1,488,792
Conagra Brands Inc	42,450	1,749,365
Danaher Corp*	25,600	2,190,080
Gilead Sciences Inc	51,200	3,608,576
Kimberly-Clark Corp	1,800	238,590
Lamb Weston Holdings Inc	14,149	554,499
Merck & Co Inc	25,200	1,659,924
Moody's Corp	992	110,479
Procter & Gamble Co/The	4,580	417,101
Reynolds American Inc	7,168	441,334
Shire PLC	7,085	1,280,260
Sprouts Farmers Market In	260,000	4,799,600
Total Consumer, Non-Cyclical		37,439,892

Energy (11.19%)
Anadarko Petroleum Corp	21,340	1,379,631
Baker Hughes Inc	27,455	1,654,987
BP PLC	78,914	2,676,763
Chevron Corp	36,724	4,131,450
ConocoPhillips	19,648	934,655
Devon Energy Corp	10,652	461,871
Enbridge Inc	11,808	494,165
Exxon Mobil Corp	43,236	3,515,952
Royal Dutch Shell PLC	35,889	1,862,280
Schlumberger Ltd	49,100	3,945,676
Total Energy		21,057,430

Financial (19.79%)
Arthur J Gallagher & Co	32,400	1,845,180
Aspen Insurance Holdings	26,315	1,474,956
Bank of America Corp*	140,000	3,455,200
Bank of New York Mellon C	21,450	1,011,153
BlackRock Inc*	9,000	3,487,140
Citigroup Inc*	30,000	1,794,300
Goldman Sachs Group Inc/T*	15,850	3,931,751
Intercontinental Exchange*	22,520	1,286,568
JPMorgan Chase & Co*	71,020	6,435,832
Morgan Stanley*	47,050	2,148,774
Principal Financial Group*	18,850	1,178,879
State Street Corp*	9,600	765,216
US Bancorp*	60,600	3,333,000
Wells Fargo & Co*	87,889	5,087,015
Total Financial		37,234,964

Industrial (6.33%)
Agilent Technologies Inc*	6,670	342,171
Boeing Co/The	12,000	2,162,760
Caterpillar Inc*	19,742	1,908,262
Fortive Corp	12,800	737,920
Northrop Grumman Corp	8,600	2,124,974
Rockwell Collins Inc*	12,400	1,185,316
Seaspan Corp	25,000	196,000
Union Pacific Corp	7,650	825,741
United Parcel Service Inc	8,160	863,002
United Technologies Corp	13,900	1,564,445
Total Industrial		11,910,590

Technology (6.92%)
Analog Devices Inc	6,640	544,015
Dell Technologies Inc Cla	3,312	210,279
Hewlett Packard Enterpris*	50,000	1,141,000
International Business Ma	4,760	855,943
Linear Technology Corp	17,480	1,128,858
Microsoft Corp*	37,133	2,375,769
Oracle Corp*	64,130	2,731,297
Paychex Inc*	34,000	2,088,280
QUALCOMM Inc*	10,375	585,980
Taiwan Semiconductor Manu	30,000	944,100
Texas Instruments Inc*	5,500	421,410
Total Technology		13,026,932

Utilities (3.24%)
Consolidated Edison Inc	21,200	1,633,248
DTE Energy Co	4,700	476,486
Duke Energy Corp	8,099	668,572
Exelon Corp	18,746	688,166
FirstEnergy Corp	23,574	764,505
NextEra Energy Inc	7,500	982,500
Sempra Energy	8,050	887,835
Total Utilities		6,101,311

Total Common Stock (Cost $79,767,182)		152,525,529

Preferred Stock (0.53%)
Amerityre Corp**	2,000,000	$1,000,000
Total Preferred Stock (Cost $2,000,000)		1,000,000

United States Treasury Bills (6.75%)
TREASURY BILL	12,700,000	12,698,673
Total United States Treasury Bills		12,698,673

Total Investments (Cost $94,465,855) (a) (88.33%)		166,224,202
Other Net Assets (11.67%)		21,975,033
Net Assets (100.00%)		$188,199,235

*	Non-income producing security.
**	This security has been fair valued and deemed to be illiquid by the Advisor. At February 28, 2017, the fair value was $1,000,000, or 0.53% of net assets.

(a)	Aggregate cost for federal income tax purpose is $95,485,192.

At February 28, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$74,241,654
Unrealized depreciation	(3,502,644)
Net unrealized appreciation	$70,739,010

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

See accompanying notes to financial statements.

Shelton Core Value Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2017

Written Call Options	Expiration Date	Exercise Price	Contracts	Value
Aetna Inc	3/17/2017	$120.00	(121)	$(109,807)
Agilent Technologies Inc	5/19/2017	50.00	(58)	(17,400)
Anthem Inc	3/17/2017	150.00	(290)	(430,650)
Bank of America Corp	3/17/2017	23.00	(400)	(69,200)
Bank of New York Mellon Corp/The	3/17/2017	46.00	(64)	(9,024)
Baxter International Inc	3/17/2017	47.50	(442)	(164,645)
BlackRock Inc	3/17/2017	380.00	(27)	(26,244)
Caterpillar Inc	5/19/2017	97.50	(58)	(22,330)
Citigroup Inc	3/17/2017	57.50	(87)	(24,012)
Colgate-Palmolive Co	5/19/2017	70.00	(41)	(21,935)
Danaher Corp	3/17/2017	82.50	(213)	(73,698)
EI du Pont de Nemours & Co	3/17/2017	77.50	(71)	(13,312)
Goldman Sachs Group Inc/The	3/17/2017	240.00	(44)	(47,080)
Hewlett Packard Enterprise Co	3/17/2017	23.00	(450)	(15,750)
Intercontinental Exchange Inc	3/17/2017	60.00	(66)	(660)
JPMorgan Chase & Co	3/17/2017	87.50	(205)	(76,875)
McDonald's Corp	3/17/2017	120.00	(26)	(20,410)
Microsoft Corp	4/21/2017	65.00	(100)	(10,100)
Morgan Stanley	3/17/2017	44.00	(132)	(27,324)
Oracle Corp	4/21/2017	42.00	(190)	(28,500)
Paychex Inc	3/17/2017	62.50	(155)	(4,650)
PPG Industries Inc	5/19/2017	100.00	(102)	(52,020)
Praxair Inc	3/17/2017	120.00	(140)	(13,300)
Principal Financial Group Inc	3/17/2017	60.00	(52)	(13,520)
QUALCOMM Inc	3/17/2017	55.00	(26)	(5,096)
Rockwell Collins Inc	3/17/2017	95.00	(110)	(20,900)
State Street Corp	3/17/2017	80.00	(28)	(3,892)
Target Corp	3/17/2017	67.50	(390)	(1,560)
Texas Instruments Inc	3/17/2017	77.50	(20)	(1,520)
US Bancorp	3/17/2017	55.00	(184)	(14,352)
Verizon Communications Inc	3/17/2017	50.00	(383)	(18,384)
Wells Fargo & Co	3/17/2017	57.50	(263)	(35,242)

Total Written Call Options				(1,393,393)
Premunims Received $658,757

(c)	A portion of these shares have been pledged in connection with obligations for options contracts.

European Growth & Income Fund	Portfolio of Investments (Unaudited)	2/28/2017

Security Description	Shares	Value (Note 1)
Common Stock (97.95%)

Basic Materials (5.81%)
BASF SE	3,488	$325,047
BHP Billiton Ltd	1,900	71,858
Rio Tinto PLC	3,600	149,472
South32 Ltd	760	7,243
Total Basic Materials		553,620

Communications (4.70%)
Deutsche Telekom AG	11,525	198,979
Telefonica SA	24,558	248,773
Total Communications		447,752

Consumer, Cyclical (6.84%)
Daimler AG	3,835	278,498
LVMH Moet Hennessy Louis	9,300	373,116
Total Consumer, Cyclical		651,614

Consumer, Non-Cyclical (43.35%)
Agriculture (4.16%)
British American Tobacco	6,200	395,808
		395,808
Beverages (7.54%)
Anheuser-Busch InBev SA/N	3,700	405,113
Diageo PLC	2,735	312,638
		717,751
Cosmetics/Personal Care (3.24%)
Unilever NV	6,508	308,024
		308,024
Food (5.81%)
Nestle SA	7,512	553,559
		553,559
Pharmaceuticals (22.60%)
Bayer AG	4,115	453,514
GlaxoSmithKline PLC	8,050	333,914
Novartis AG	7,157	559,463
Roche Holding AG	15,564	473,457
Sanofi	7,700	332,101
		2,152,449

Total Consumer, Non-Cyclical		4,127,590

Energy (10.20%)
Eni SpA	7,482	231,493
Royal Dutch Shell PLC	7,621	395,454
TOTAL SA	6,884	343,993
Total Energy		970,940

Financial (18.36%)
Allianz SE	18,157	316,113
AXA SA	18,984	446,694
Banco Bilbao Vizcaya Arge	15,551	101,704
Banco Santander SA	51,573	279,010
BNP Paribas SA	5,452	159,117
Deutsche Bank AG	3,484	68,600
HSBC Holdings PLC	2,476	99,783
ING Groep NV	20,000	276,600
Total Financial		1,747,620

Industrial (5.10%)
Siemens AG	3,735	485,550
Total Industrial		485,550

See accompanying notes to financial statements.

European Growth & Income Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2017

Security Description	Shares	Value (Note 1)
Technology (3.59%)
SAP SE	3,667	$341,691
Total Technology		341,691

Total Common Stock (Cost $7,888,787)		9,326,376

Total Investments (Cost $7,888,787) (a) (97.95%)		9,326,376
Other Net Assets (2.04%)		153,607
Net Assets (100.00%)		$9,479,983

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $7,888,818.

At February 28, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$2,492,293
Unrealized depreciation	(1,054,734)
Net unrealized appreciation	$1,437,558

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Nasdaq-100 Index Fund	Portfolio of Investments (Unaudited)	2/28/2017

Security Description	Shares	Value (Note 1)
Common Stock (95.57%)

Communications (34.10%)
Internet (23.15%)
Alphabet Inc	17,409	$14,331,263
Alphabet Inc	14,824	12,525,242
Amazon.com Inc*	23,768	20,084,911
Baidu Inc	16,478	2,869,314
Ctrip.com International L	24,521	1,163,276
eBay Inc	72,865	2,470,124
Expedia Inc	7,561	900,061
Facebook Inc	137,459	18,631,193
JD.com Inc	53,925	1,648,487
Liberty Expedia Holdings	3,208	138,842
Liberty Ventures	4,813	211,098
Netflix Inc	25,816	3,669,228
Priceline Group Inc/The	3,035	5,232,735
Symantec Corp	35,741	1,021,120
TripAdvisor Inc	7,210	298,999
Yahoo! Inc	58,728	2,681,520
		87,877,414
Media (7.16%)
Charter Communications In	16,540	5,343,412
Comcast Corp	324,202	12,131,639
Discovery Communications	7,945	228,498
Discovery Communications	15,060	422,734
DISH Network Corp	12,336	764,832
Liberty Global PLC	13,870	495,159
Liberty Global PLC	35,918	1,260,363
Liberty Global Plc LiLAC	2,316	56,626
Liberty Global Plc LiLAC	6,079	149,483
Liberty Media Corp-Libert	5,425	213,365
LIBERTY MEDIA CORP-LIBERT	3,049	93,604
LIBERTY MEDIA CORP-LIBERT	1,356	40,829
Liberty Media Corp-Libert	1,219	26,806
Sirius XM Holdings Inc	315,026	1,603,482
Twenty-First Century Fox	69,202	2,070,524
Twenty-First Century Fox	49,363	1,448,804
Viacom Inc	19,051	827,766
		27,177,927
Telecommunications (3.79%)
Cisco Systems Inc	308,245	10,535,814
LogMeIn Inc	1,466	134,490
T-Mobile US Inc	50,432	3,153,513
Vodafone Group PLC	22,646	575,435
		14,399,252

Total Communications		129,454,593

Consumer, Cyclical (8.70%)
American Airlines Group I	37,277	1,728,162
Bed Bath & Beyond Inc	9,158	369,983
Costco Wholesale Corp	28,223	5,000,551
Dollar Tree Inc	14,514	1,112,934
Fastenal Co	15,898	795,377
Hasbro Inc	7,361	713,060
Liberty Interactive Corp	25,661	484,480
Marriott International In	22,827	1,985,721
Mattel Inc	18,623	479,170
Norwegian Cruise Line Hol	13,819	700,623
O'Reilly Automotive Inc	6,008	1,632,434
PACCAR Inc	21,720	1,451,113
Ross Stores Inc	25,036	1,716,969
Starbucks Corp	89,539	5,092,083
Tesla Motors Inc	8,723	2,180,663
Tractor Supply Co	7,372	522,749
Ulta Salon Cosmetics & Fr	3,850	1,052,706
Walgreens Boots Alliance	69,644	6,015,849
Total Consumer, Cyclical		33,034,624

Consumer, Non-Cyclical (17.01%)
Alexion Pharmaceuticals I	13,927	1,827,919
Amgen Inc	48,169	8,503,274
Automatic Data Processing	27,966	2,869,871
Biogen Inc	13,131	3,789,607
BioMarin Pharmaceutical I	10,526	988,707
BIOVERATIV INC	6,566	341,931
Celgene Corp	50,064	6,183,405
Cintas Corp	6,422	757,860
DENTSPLY SIRONA Inc	13,528	859,299
Express Scripts Holding C	40,380	2,852,847
Gilead Sciences Inc	87,968	6,199,985
Henry Schein Inc	4,550	780,598
Hologic Inc	16,413	666,040
Illumina Inc	9,050	1,514,970
Incyte Corp	11,612	1,545,557
Intuitive Surgical Inc	2,310	1,702,470
Kraft Heinz Co/The	77,581	7,099,437
Mondelez International In	96,099	4,220,668
Monster Beverage Corp	37,632	1,559,470
Mylan NV	30,333	1,269,436
PayPal Holdings Inc	72,931	3,063,102
Regeneron Pharmaceuticals	6,226	2,325,411
Shire PLC	5,145	929,702
Verisk Analytics Inc	9,297	770,907
Vertex Pharmaceuticals In	15,231	1,380,233
Whole Foods Market Inc	18,728	574,388
Total Consumer, Non-Cyclical		64,577,092

Financial (0.21%)
SBA COMMUNICATIONS CORP	6,889	797,540
Total Financial		797,540

Industrial (1.04%)
CSX Corp	59,540	2,891,262
JB Hunt Transport Service	6,866	674,035
Stericycle Inc	4,663	386,469
Total Industrial		3,951,767

Technology (34.50%)
Computers (11.67%)
APPLE INC*	279,902	38,343,775
Check Point Software Tech	9,925	981,682
Cognizant Technology Solu	37,358	2,214,209
NetApp Inc	16,183	676,935
Seagate Technology PLC	16,891	813,977
Western Digital Corp	16,616	1,277,438
		44,308,016
Semiconductors (11.25%)
Analog Devices Inc	19,164	1,570,107
Applied Materials Inc	69,899	2,531,742
BROADCOM LTD	25,209	5,317,334
Intel Corp	302,370	10,945,794
KLA-Tencor Corp	9,567	862,178
Lam Research Corp	9,965	1,181,251
Maxim Integrated Products	17,117	758,283
Microchip Technology Inc	12,499	906,427
Micron Technology Inc	59,584	1,396,649
NVIDIA Corp	33,258	3,375,022
NXP Semiconductors NV	19,828	2,038,517
QUALCOMM Inc	95,607	5,399,883
Skyworks Solutions Inc	10,490	994,557
Texas Instruments Inc	59,838	4,584,788
Xilinx Inc	14,102	829,480
		42,692,011
Software (11.58%)
Activision Blizzard Inc	45,436	2,050,527
Adobe Systems Inc	30,037	3,554,579
Akamai Technologies Inc	9,765	611,289
Autodesk Inc	12,413	1,071,242
CA Inc	24,077	776,965
Cerner Corp	21,019	1,156,886
Citrix Systems Inc	8,530	673,444
Electronic Arts Inc	19,121	1,653,967

See accompanying notes to financial statements.

Nasdaq-100 Index Fund	Portfolio of Investments (Unaudited) (Continued)	2/28/2017

Security Description	Shares	Value (Note 1)
Fiserv Inc	13,781	$1,590,327
Intuit Inc	15,876	1,991,485
Microsoft Corp*	408,520	26,137,110
NetEase Inc	4,300	1,311,758
Paychex Inc	22,313	1,370,464
		43,950,042

Total Technology		130,950,069

Total Common Stock (Cost $250,823,716)		362,765,684

Total Investments (Cost $250,823,716) (a) (95.57%)		362,765,684
Other Net Assets (4.43%)		17,090,284
Net Assets (100.00%)		$379,855,968

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $251,120,513.

At February 28, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$115,242,767
Unrealized depreciation	(3,597,596)
Net unrealized appreciation	$111,645,171

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

(b)	Futures contracts at February 28, 2017:

Contracts - $20 times premium / delivery month / commitment / exchange

Nasdaq 100 E-MINI	Value at Trade Date	Notional Value	Unrealized Appreciation
161 / MARCH 2017 / Long / CME	$16,509,575	$17,169,845	$660,270

(c)	A portion of these shares have been pledged in connection with obligations for futures contracts.

Shelton Green Alpha Fund	Portfolio of Investments (Unaudited)	2/28/2017

Company	Shares	Value (Note 1)
Common Stock (96.16%)

Basic Materials (1.54%)
Schnitzer Steel Industrie	22,000	$523,600
Total Basic Materials		523,600

Communications (6.65%)
Alphabet Inc	1,550	1,275,976
Sierra Wireless Inc	35,000	988,750
Total Communications		2,264,726

Consumer, Cyclical (9.77%)
Herman Miller Inc	21,000	625,800
Interface Inc	40,000	756,000
Kandi Technologies Group	105,000	430,500
Steelcase Inc	26,000	416,000
Tesla Motors Inc	4,400	1,099,956
Total Consumer, Cyclical		3,328,256

Consumer, Non-Cyclical (11.08%)
Exact Sciences Corp	8,800	189,376
Gilead Sciences Inc	2,500	176,200
Hain Celestial Group Inc/	19,300	682,834
OraSure Technologies Inc	13,000	145,730
SunOpta Inc	66,000	475,200
United Natural Foods Inc	22,000	947,100
WhiteWave Foods Co/The	21,000	1,156,680
Total Consumer, Non-Cyclical		3,773,120

Energy (24.95%)
Canadian Solar Inc	97,000	1,427,840
First Solar Inc	34,600	1,252,174
JA Solar Holdings Co Ltd	50,000	255,000
JinkoSolar Holding Co Ltd	28,000	472,640
Pattern Energy Group Inc	67,000	1,392,930
Sunrun Inc	32,000	182,080
Trina Solar Ltd	180,000	1,890,000
Vestas Wind Systems A/S	66,000	1,626,240
Total Energy		8,498,904

Financial (6.28%)
Alexandria Real Estate Eq	4,000	477,240
Hannon Armstrong Sustaina	33,000	653,070
Liberty Property Trust	15,000	591,600
Muenchener Rueckversicher	22,000	416,240
Total Financial		2,138,150

Industrial (15.95%)
ABB Ltd	33,500	755,425
Acuity Brands Inc	1,600	338,080
Advanced Energy Industrie	8,200	509,220
AU Optronics Corp	22,000	85,580
Garmin Ltd	6,700	345,787
Itron Inc	5,000	323,500
Kyocera Corp	7,000	385,910
LG Display Co Ltd	47,000	570,110
SunPower Corp	63,200	553,632
Trex Co Inc	8,700	591,687
Universal Display Corp	8,000	678,800
Waters Corp	1,900	294,481
Total Industrial		5,432,212

Technology (18.03%)
Analog Devices Inc	2,500	204,825
ANSYS Inc	4,400	469,744
APPLE INC	3,500	479,465
Applied Materials Inc	29,000	1,050,380
Autodesk Inc	3,900	336,570
Fortinet Inc	4,500	168,075
GEMALTO N.V.	4,000	120,440
International Business Ma	7,500	1,348,650
Omnicell Inc	4,936	187,691
QUALCOMM Inc	10,000	564,800
Silver Spring Networks In	5,800	71,108
Skyworks Solutions Inc	12,000	1,137,720
Total Technology		6,139,468

Utilities (1.91%)
Consolidated Water Co Ltd	63,000	652,050
Total Utilities		652,050

Total Common Stock (Cost $30,022,406)		32,750,486

Limited Partnerships (2.03%)
8Point3 Energy Partners L	52,000	692,120
Total Limited Partnerships (Cost $733,316)		692,120

Total Investments (Cost $30,755,722) (a) (98.19%)		33,442,606
Other Net Assets (1.81%)		2,008,589
Net Assets (100.00%)		$35,451,195

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purpose is $30,784,719.

At February 28, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$6,087,923
Unrealized depreciation	(3,430,037)
Net unrealized appreciation	$2,657,887

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

See accompanying notes to financial statements.

Statements of Assets & Liabilities February 28, 2017 (Unaudited)

	California Tax-Free Income Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Assets
Investments in securities
Cost of investments	$74,234,365	$22,201,624	$6,459,712	$55,658,389
Market value of investments (Note 1)	77,129,351	22,415,930	6,453,877	55,658,389
Cash	79,929	108,448	5,826	103,081
Interest receivable	825,127	103,393	9,166	—
Receivable for fund shares sold	103,336	38,122	4,465	562,431
Prepaid expenses	24,293	12,997	7,331	11,118
Total assets	78,162,036	22,678,890	6,480,665	56,335,019

Liabilities
Payable for fund shares repurchased	3,281	20,136	—	598,360
Payable to investment advisor	29,793	8,048	886	10,530
Distributions payable	133,353	22,826	2,012	—
Accrued 12b-1 fees	—	1,082	353	49
Accrued shareholder service fees	—	1,132	353	77
Accrued administration fees	5,285	1,540	442	3,763
Accrued CCO fees	—	203	38	128
Accrued expenses	23,878	5,036	1,803	21,014
Total liabilities	195,590	60,003	5,887	633,921

Net assets	$77,966,446	$22,618,887	$6,474,778	$55,701,098

Net assets at February 28, 2017 consist of
Paid-in capital	74,959,937	22,846,242	6,480,592	55,703,303
Undistributed net investment income	51,183	896	78	—
Accumulated net realized gain (loss)	60,340	(442,556)	(59)	(2,205)
Unrealized appreciation (depreciation) of investments	2,894,986	214,305	(5,833)	—
Total net assets	$77,966,446	$22,618,887	$6,474,778	$55,701,098

Net assets
Direct Shares	$77,966,446	$18,132,822	$5,101,274	$53,017,291
K Shares	$—	$4,486,065	$1,373,505	$2,683,807

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	6,812,468	1,770,378	503,465	53,021,172
K Shares (no par value, unlimited shares authorized)	—	436,997	137,784	2,682,160

Net asset value per share
Direct Shares	$11.44	$10.24	$10.13	$1.00
K Shares	$—	$10.27	$9.97	$1.00

See accompanying notes to financial statements.

Statements of Assets & Liabilities February 28, 2017 (Unaudited) (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Shelton Core Value Fund
Assets
Investments in securities
Cost of investments	$62,537,640	$84,788,006	$47,714,321	$94,465,855
Market value of investments (Note 1)	153,339,408	126,027,817	66,719,921	166,224,202
Cash	4,182,556	540,714	2,687,062	4,602,344
Cash held at broker	245,501	197,878	181,179	17,603,046
Dividend receivable	330,080	117,855	43,092	551,937
Receivable for fund shares sold	46,027	33,508	31,404	15,025
Receivable for Investment Securities Sold				737,470
Prepaid expenses	60,645	53,308	51,120	67,423
Total assets	158,204,217	126,971,080	69,713,778	189,801,447

Liabilities
Written Options, at value (premiums received $658,757)				1,393,393
Payable for fund shares repurchased	35,467	54,553	85,059	8,779
Payable to investment advisor	16,733	33,034	27,741	71,771
Accrued 12b-1 fees	1,927	1,343	2,288	1,358
Accrued shareholder service fees	2,918	1,321	2,465	1,597
Accrued administration fees	10,614	8,622	4,710	12,731
Accrued CCO fees	780	576	495	—
Accrued expenses	34,985	34,934	9,744	112,581
Total liabilities	103,424	134,383	132,502	1,602,210

Net assets	$158,100,793	$126,836,697	$69,581,276	$188,199,235

Net assets at February 28, 2017 consist of
Paid-in capital	66,417,977	64,268,052	46,673,831	108,725,639
Undistributed net investment income	461,831	167,653	34,097	544,343
Accumulated net realized gain (loss)	200,071	21,161,663	3,848,833	7,905,541
Unrealized appreciation (depreciation) of investments	90,802,289	41,239,829	19,005,505	71,758,348
Unrealized appreciation (depreciation) of futures	218,625	(500)	19,010	—
Unrealized appreciation (depreciation) of options contracts				(734,636)
Total net assets	$158,100,793	$126,836,697	$69,581,276	$188,199,235

Net assets
Direct Shares	$149,315,785	$121,038,211	$59,140,105	$182,091,780
K Shares	$8,785,008	$5,798,486	$10,441,171	$6,107,455

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	3,234,466	4,722,186	2,635,957	7,275,826
K Shares (no par value, unlimited shares authorized)	190,374	228,973	475,595	246,501

Net asset value per share
Direct Shares	$46.16	$25.63	$22.44	$25.03
K Shares	$46.15	$25.32	$21.95	$24.78

See accompanying notes to financial statements.

Statements of Assets & Liabilities February 28, 2017 (Unaudited) (Continued)

	European Growth & Income Fund	Nasdaq-100 Index Fund	Shelton Green Alpha Fund
Assets
Investments in securities
Cost of investments	$7,888,787	$250,823,716	$30,755,722
Market value of investments (Note 1)	9,326,376	362,765,684	33,442,606
Cash	132,809	18,725,941	2,098,448
Cash held at broker	—	714,664	—
Dividend receivable	62,011	434,090	25,722
Receivable for fund shares sold	6,227	690,394	32,536
Prepaid expenses	10,094	115,459	10,227
Total assets	9,537,517	383,446,232	35,609,539

Liabilities
Payable for fund shares repurchased	47,038	3,380,439	100,646
Payable to investment advisor	4,768	69,592	26,503
Accrued 12b-1 fees	731	3,730	—
Accrued shareholder service fees	959	4,219	—
Accrued administration fees	647	25,091	2,178
Accrued CCO fees	165	—	558
Accrued expenses	3,226	107,195	28,459
Total liabilities	57,534	3,590,266	158,344

Net assets	$9,479,983	$379,855,968	$35,451,195

Net assets at February 28, 2017 consist of
Paid-in capital	9,473,156	268,171,362	32,974,760
Undistributed net investment income	25,313	529,476	(39,755)
Accumulated net realized gain (loss)	(1,455,969)	(1,446,208)	(170,694)
Unrealized appreciation (depreciation) of investments	1,437,483	111,941,068	2,686,884
Unrealized appreciation (depreciation) of futures		660,270
Total net assets	$9,479,983	$379,855,968	$35,451,195

Net assets
Direct Shares	$5,625,519	$361,402,292	$35,451,195
K Shares	$3,854,465	$18,453,676	$—

Shares outstanding
Direct Shares (no par value, unlimited shares authorized)	674,964	26,531,824	2,313,548
K Shares (no par value, unlimited shares authorized)	460,897	1,392,524	—

Net asset value per share
Direct Shares	$8.33	$13.62	$15.32
K Shares	$8.36	$13.25	$—

See accompanying notes to financial statements.

Statements of Operations February 28, 2017 (Unaudited)

	California Tax-Free Income Fund	U.S. Government Securities Fund	Short-Term U.S. Government Bond Fund	The United States Treasury Trust
Investment income
Interest income	$1,151,904	$243,120	$28,515	$117,519
Total	1,151,904	243,120	28,515	117,519

Expenses
Management fees (Note 2)	198,952	57,630	14,592	164,339
Administration fees (Note 2)	35,472	10,275	2,616	29,358
Transfer agent fees	22,911	3,717	782	24,854
Accounting services	4,258	934	53	8,559
Custodian fees	955	288	—	2,041
Legal and audit fees	5,946	2,982	2,963	5,976
CCO fees (Note 2)	835	1,003	236	2,436
Trustees fees	2,706	2,628	3,671	2,568
Insurance	1,273	334	126	1,185
Printing	128	323	131	1,942
Registration and dues	5,650	7,468	907	2,765
12b-1 fees Class K (Note 2)	—	5,720	1,634	—
Shareholder service fees Class K (Note 2)	—	5,720	1,634	—
Total expenses	279,086	99,022	29,345	246,023
Less reimbursement from manager (Note 2)	—	(2,329)	(8,842)	(128,504)
Net expenses	279,086	96,693	20,503	117,519
Net investment income	872,818	146,427	8,012	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	208,466	7,153	(1)	(51)
Change in unrealized appreciation (depreciation) of investments	(3,168,613)	(791,145)	(22,033)	—
Net realized and unrealized gain (loss) on investments	(2,960,147)	(783,992)	(22,034)	(51)
Net increase (decrease) in net assets resulting from operations	$(2,087,329)	$(637,565)	$(14,022)	$(51)

See accompanying notes to financial statements.

Statements of Operations February 28, 2017 (Unaudited) (Continued)

	S&P 500 Index Fund	S&P MidCap Index Fund	S&P SmallCap Index Fund	Shelton Core Value Fund
Investment income
Interest income	$1,439	$—	$—	$18,773
Dividend income (net of foreign tax witheld: $127, $142, $42, $5,513 respectively)	1,534,148	1,019,868	432,468	1,971,205
Total	1,535,587	1,019,868	432,468	1,989,978

Expenses
Management fees (Note 2)	183,094	245,537	154,253	453,401
Administration fees (Note 2)	64,895	54,714	27,939	80,827
Transfer agent fees	25,267	24,334	13,482	57,333
Accounting services	11,205	10,558	924	20,675
Custodian fees	1,831	1,412	1,388	14,781
Broker Fees	—	—	—	572
Legal and audit fees	8,283	7,847	4,797	11,139
CCO fees (Note 2)	5,786	4,911	2,591	2,086
Trustees fees	2,783	2,394	3,054	2,811
Insurance	1,977	2,026	864	2,993
Printing	3,735	2,455	2,838	5,350
Registration and dues	25,122	27,316	6,108	57,581
12b-1 fees Class K (Note 2)	10,207	6,659	12,176	7,491
Shareholder service fees Class K (Note 2)	10,207	6,659	12,176	7,491
Licensing fee	7,313	6,243	2,846	—
Total expenses	361,705	403,065	245,436	724,531
Less reimbursement from manager (Note 2)	(77,474)	(33,917)	—	—
Net expenses	284,231	369,148	245,436	724,531
Net investment income	1,251,356	650,720	187,032	1,265,447

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	564,755	28,112,373	3,888,980	10,915,627
Net realized gain (loss) from futures contracts	221,854	145,335	253,856	—
Net realized gain (loss) from options contracts	—	—	—	747,680
Change in unrealized appreciation (depreciation) of investments	12,132,114	(15,288,559)	2,954,292	1,481,589
Change in unrealized appreciation (depreciation) of futures	161,325	(9,390)	(42,820)
Change in unrealized appreciation (depreciation) of options contracts	—	—	—	(704,590)
Net realized and unrealized gain (loss) on investments	13,080,048	12,959,759	7,054,308	12,440,306
Net increase (decrease) in net assets resulting from operations	$14,331,404	$13,610,479	$7,241,340	$13,705,753

See accompanying notes to financial statements.

Statements of Operations February 28, 2017 (Unaudited) (Continued)

	European Growth & Income Fund	Nasdaq-100 Index Fund	Shelton Green Alpha Fund
Investment income
Dividend income (net of foreign tax witheld: $2,973, $427, $4430 respectively)	$89,102	$1,965,224	$204,371
Total	89,102	1,965,224	204,371

Expenses
Management fees (Note 2)	38,503	827,075	174,309
Administration fees (Note 2)	4,038	146,656	15,367
Transfer agent fees	2,185	44,331	6,153
Accounting services	79	44,166	3,295
Custodian fees	—	13,564	453
Legal and audit fees	2,709	12,497	2,871
CCO fees (Note 2)	476	9,263	1,604
Trustees fees	3,048	2,812	2,597
Insurance	177	3,805	453
Printing	1,426	7,609	3,835
Registration and dues	761	86,181	33,188
12b-1 fees Class K (Note 2)	4,545	20,338	—
Shareholder service fees Class K (Note 2)	4,545	20,338	—
Licensing fee	—	28,948	—
Total expenses	62,492	1,267,583	244,125
Less reimbursement from manager (Note 2)	(8,088)	(415,431)	—
Net expenses	54,404	852,152	244,125
Net investment income	34,698	1,113,072	(39,755)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) from security transactions	(4)	(130,942)	205,752
Net realized gain (loss) from futures contracts	—	564,224	—
Change in unrealized appreciation (depreciation) of investments	452,763	35,750,338	1,554,192
Change in unrealized appreciation (depreciation) of futures	—	665,780	—
Net realized and unrealized gain (loss) on investments	452,759	36,849,400	1,759,944
Net increase (decrease) in net assets resulting from operations	$487,457	$37,962,472	$1,720,189

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	California Tax-Free Income Fund
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Operations
Net investment income (loss)	$872,818	$2,187,863
Net realized gain (loss) on investments	208,466	304,753
Net realized gain (loss) on futures contracts	—	—
Change in unrealized appreciation (depreciation) of investments	(3,168,613)	1,576,243
Change in unrealized appreciation (depreciation) of futures and options contracts	—	—
Net increase (decrease) in net assets resulting from operations	(2,087,329)	4,068,859

Distributions to shareholders
Distributions from net investment income
Direct shares	(970,976)	(2,175,617)
Distributions from realized capital gains on investments
Direct shares	(382,825)	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(3,014,815)	(6,683,995)
Total increase (decrease)	(6,455,945)	(4,790,753)

Net assets
Beginning of year	84,422,391	89,213,144
End of year	$77,966,446	$84,422,391
Including undistributed net investment income (loss) of:	$51,183	$149,312

	U.S. Government Securities Fund		Short-Term U.S. Government Bond Fund		The United States Treasury Trust
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Operations
Net investment income (loss)	$146,427	$298,077	$8,012	$9,035	$—	$—
Net realized gain (loss) on investments	7,153	72,421	(1)	2,540	(51)	280
Net realized gain (loss) on futures contracts	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	(791,145)	364,694	(22,033)	3,408	—	—
Change in unrealized appreciation (depreciation) of futures and options contracts	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from operations	(637,565)	735,192	(14,022)	14,983	(51)	280

Distributions to shareholders
Distributions from net investment income
Direct shares	(173,533)	(266,570)	(8,067)	(9,179)	—	—
K shares	(31,578)	(37,994)	—	—	—	—
Distributions from realized capital gains on investments
Direct shares	—	—	(1,854)	—	—	—
K shares	—	—	(559)	—	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(1,004,360)	(1,169,137)	1,021,145	(1,254,546)	(19,251,118)	(13,923,127)
Total increase (decrease)	(1,847,036)	(738,509)	996,643	(1,248,742)	(19,251,169)	(13,922,847)

Net assets
Beginning of year	24,465,923	25,204,432	5,478,135	6,726,877	74,952,267	88,875,114
End of year	$22,618,887	$24,465,923	$6,474,778	$5,478,135	$55,701,098	$74,952,267
Including undistributed net investment income (loss) of:	$896	$59,581	$78	$133	$—	$—

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	S&P 500 Index Fund		S&P MidCap Index Fund		S&P SmallCap Index Fund
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Operations
Net investment income (loss)	$1,251,356	$2,514,160	$650,720	$1,373,661	$187,032	$259,915
Net realized gain (loss) on investments	564,755	1,490,887	28,112,373	11,311,946	3,888,980	2,363,853
Net realized gain (loss) on futures contracts	221,854	135,938	145,335	(277,785)	253,856	12,852
Change in unrealized appreciation (depreciation) of investments	12,132,114	11,501,497	(15,288,559)	2,386,098	2,954,292	3,549,714
Change in unrealized appreciation (depreciation) of futures and options contracts	161,325	79,738	(9,390)	250,780	(42,820)	119,415
Net increase (decrease) in net assets resulting from operations	14,331,404	15,722,220	13,610,479	15,044,700	7,241,340	6,305,749

Distributions to shareholders
Distributions from net investment income
Direct shares	(1,446,842)	(2,449,795)	(470,907)	(1,285,213)	(135,038)	(311,261)
K shares	(72,126)	(107,299)	(12,160)	(24,414)	(17,897)	(19,475)
Distributions from realized capital gains on investments
Direct shares	(1,405,105)	(3,080,771)	(16,224,622)	(21,413,287)	(2,153,007)	(3,975,481)
K shares	(83,044)	(193,578)	(762,705)	(782,857)	(414,019)	(944,574)

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	3,449,781	2,234,800	(10,760,623)	4,313,548	8,430,101	4,930,461
Total increase (decrease)	14,774,068	12,125,577	(14,620,538)	(4,147,523)	12,951,480	5,985,419

Net assets
Beginning of year	143,326,725	131,201,148	141,457,235	145,604,758	56,629,796	50,644,377
End of year	$158,100,793	$143,326,725	$126,836,697	$141,457,235	$69,581,276	$56,629,796
Including undistributed net investment income (loss) of:	$461,831	$729,442	$167,653	$81,216	$34,097	$—

	Shelton Core Value Fund		European Growth & Income Fund		Nasdaq-100 Index Fund
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Operations
Net investment income (loss)	$1,265,447	$3,361,213	$34,698	$250,392	$1,113,072	$2,194,721
Net realized gain (loss) on investments	10,915,627	23,698,760	(4)	(54,902)	(130,942)	(546,193)
Net realized gain (loss) on futures contracts			—	—	564,224	(3,917)
Net realized gain (loss) on options contracts	747,680	395,040
Change in unrealized appreciation (depreciation) of investments	1,481,589	(10,421,053)	452,763	(562,539)	35,750,338	31,177,381
Change in unrealized appreciation (depreciation) of futures contracts	—	—	—	—	665,780	(55,630)
Change in unrealized appreciation (depreciation) of options contracts	(704,590)	(30,046)	—	—	—	—
Net increase (decrease) in net assets resulting from operations	13,705,753	17,003,914	487,457	(367,049)	37,962,472	32,766,362

Distributions to shareholders
Distributions from net investment income
Direct shares	(1,674,516)	(3,442,257)	(34,685)	(150,036)	(1,086,930)	(2,491,488)
K shares	(48,091)	(92,200)	(17,343)	(84,936)	(32,332)	(53,742)
Distributions from realized capital gains on investments
Direct shares	(22,403,863)	(2,543,593)	—	—	—	—
K shares	(777,863)	(81,226)	—	—	—	—

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	18,183,346	(15,826,727)	(9,414)	(503,964)	29,390,696	34,280,455
Total increase (decrease)	6,984,766	(4,982,089)	426,015	(1,105,985)	66,233,906	64,501,587

Net assets
Beginning of year	181,214,469	186,196,558	9,053,968	10,159,953	313,622,062	249,120,475
End of year	$188,199,235	$181,214,469	$9,479,983	$9,053,968	$379,855,968	$313,622,062
Including undistributed net investment income (loss) of:	$544,343	$1,001,503	$25,313	$42,643	$529,476	$535,666

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Shelton Green Alpha Fund
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Operations
Net investment income (loss)	$(39,755)	$(73,541)
Net realized gain (loss) on investments	205,752	233,318
Net realized gain (loss) on futures contracts	—	—
Change in unrealized appreciation (depreciation) of investments	1,554,192	2,027,068
Change in unrealized appreciation (depreciation) of futures and options contracts	—	—
Net increase (decrease) in net assets resulting from operations	1,720,189	2,186,845

Capital share transactions
Increase (decrease) in net assets resulting from capital share transactions	(3,148,521)	5,097,056
Total increase (decrease)	(1,428,332)	7,283,901

Net assets
Beginning of year	36,879,527	29,595,626
End of year	$35,451,195	$36,879,527
Including undistributed net investment income (loss) of:	$(39,755)	$—

California Tax-Free Income Fund	Direct Shares
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31, 2016
	Shares	Value	Shares	Value
Shares sold	114,332	$1,320,762	523,322	$6,197,158
Shares issued in reinvestment of distributions	90,828	1,042,599	139,165	1,646,439
Shares repurchased	(466,937)	(5,378,176)	(1,222,216)	(14,527,592)
Net increase (decrease)	(261,777)	$(3,014,815)	(559,729)	$(6,683,995)

U.S. Government Securities Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31, 2016		Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31, 2016
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	161,482	$1,668,931	652,912	$6,876,077	32,515	$337,027	94,649	$998,366
Shares issued in reinvestment of distributions	16,215	168,420	24,511	258,321	3,026	31,575	3,610	37,994
Shares repurchased	(268,423)	(2,782,307)	(721,453)	(7,565,684)	(41,420)	(428,006)	(168,243)	(1,774,211)
Net increase (decrease)	(90,726)	$(944,956)	(44,030)	$(431,286)	(5,879)	$(59,404)	(69,984)	$(737,851)

Short-Term U.S. Government Bond Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31, 2016		Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31, 2016
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	119,176	$1,207,691	118,820	$1,208,657	27,531	$274,640	44,611	$447,203
Shares issued in reinvestment of distributions	963	9,759	887	9,024	56	559	—	—
Shares repurchased	(24,268)	(246,127)	(226,249)	(2,300,719)	(22,568)	(225,377)	(61,691)	(618,711)
Net increase (decrease)	95,870	$971,323	(106,542)	$(1,083,038)	5,019	$49,822	(17,080)	$(171,508)

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

The United States Treasury Trust	Direct Shares		K Shares
	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
	Shares/ Value	Shares/ Value	Shares/ Value	Shares/ Value
Shares sold	15,715,582	40,928,958	600,187	991,258
Shares issued in reinvestment of distributions	—	—	—	(1,172,457)
Shares repurchased	(35,180,644)	(54,670,886)	(386,243)	—
Net increase (decrease)	(19,465,062)	(13,741,928)	213,944	(181,199)

S&P 500 Index Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31, 2016		Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31, 2016
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	149,381	$6,506,999	326,492	$13,176,413	10,786	$470,498	38,069	$1,530,003
Shares issued in reinvestment of distributions	60,252	2,589,403	123,967	5,040,646	3,604	154,767	7,364	299,894
Shares repurchased	(133,127)	(5,824,897)	(380,563)	(15,315,397)	(10,147)	(446,990)	(61,550)	(2,496,759)
Net increase (decrease)	76,506	$3,271,506	69,896	$2,901,662	4,243	$178,275	(16,117)	$(666,862)

S&P MidCap Index Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31, 2016		Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31, 2016
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	159,088	$4,077,784	375,346	$9,533,143	15,388	$392,284	30,369	$764,766
Shares issued in reinvestment of distributions	657,103	15,908,396	872,644	21,775,695	32,324	772,808	32,571	804,706
Shares repurchased	(1,203,750)	(31,627,844)	(1,078,306)	(27,097,754)	(11,189)	(284,053)	(56,563)	(1,467,008)
Net increase (decrease)	(387,559)	$(11,641,662)	169,684	$4,211,084	36,523	$881,039	6,377	$102,464

S&P SmallCap Index Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31, 2016		Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31, 2016
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	400,638	$8,725,951	362,655	$6,973,676	28,858	$616,426	71,439	$1,343,176
Shares issued in reinvestment of distributions	105,489	2,265,861	216,445	4,229,379	20,540	431,916	50,276	964,049
Shares repurchased	(139,058)	(3,036,754)	(291,983)	(5,644,316)	(27,018)	(573,299)	(153,843)	(2,935,503)
Net increase (decrease)	367,069	$7,955,058	287,117	$5,558,739	22,380	$475,043	(32,128)	$(628,278)

Shelton Core Value Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31, 2016		Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31, 2016
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	96,775	$2,480,817	268,324	$6,816,479	12,343	$315,793	34,444	$861,737
Shares issued in reinvestment of distributions	966,442	23,431,646	231,099	5,823,161	34,402	825,604	6,923	173,353
Shares repurchased	(324,468)	(8,323,359)	(1,104,753)	(28,213,953)	(21,859)	(547,155)	(50,432)	(1,287,504)
Net increase (decrease)	738,749	$17,589,104	(605,330)	$(15,574,313)	24,886	$594,242	(9,065)	$(252,414)

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

European Growth & Income Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31, 2016		Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31, 2016
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	52,104	$419,367	116,077	$923,966	31,330	$250,210	87,517	$699,199
Shares issued in reinvestment of distributions	4,297	34,328	18,957	148,891	2,162	17,343	10,794	84,936
Shares repurchased	(66,309)	(533,696)	(147,754)	(1,178,800)	(24,586)	(196,966)	(146,934)	(1,182,156)
Net increase (decrease)	(9,908)	$(80,001)	(12,720)	$(105,943)	8,906	$70,587	(48,623)	$(398,021)

Nasdaq-100 Index Fund	Direct Shares				K Shares
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31, 2016		Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31, 2016
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	6,664,908	$84,486,152	11,206,740	$127,898,686	224,173	$2,771,759	391,917	$4,340,599
Shares issued in reinvestment of distributions	83,687	1,042,451	212,176	2,388,270	2,663	32,332	5,053	53,742
Shares repurchased	(4,556,091)	(57,301,669)	(8,115,814)	(91,802,273)	(133,698)	(1,640,329)	(762,296)	(8,598,569)
Net increase (decrease)	2,192,504	$28,226,934	3,303,102	$38,484,683	93,138	$1,163,762	(365,326)	$(4,204,228)

Shelton Green Alpha Fund	Direct Shares
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31, 2016
	Shares	Value	Shares	Value
Shares sold	389,715	$5,600,547	1,190,114	$16,546,546
Shares issued in reinvestment of distributions	—	—	—	—
Shares repurchased	(614,773)	(8,749,068)	(816,224)	(11,449,490)
Net increase (decrease)	(225,058)	$(3,148,521)	373,890	$5,097,056

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period)

California Tax-Free Income Fund Direct Shares	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012
Net asset value, beginning of year	$11.93	$11.69	$11.81	$11.27	$11.89	$11.38
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.13	0.29	0.28	0.33	0.38	0.41
Net gain (loss) on securities (both realized and unrealized)	(0.42)	0.24	(0.07)	0.54	(0.62)	0.51
Total from investment operations	(0.29)	0.53	0.21	0.87	(0.24)	0.92
LESS DISTRIBUTIONS
Dividends from net investment income	(0.14)	(0.29)	(0.28)	(0.33)	(0.38)	(0.41)
Distributions from capital gains	0.06	—	(0.05)	—	—	—
Total distributions	(0.20)	(0.29)	(0.33)	(0.33)	(0.38)	(0.41)
Net asset value, end of year	$11.44	$11.93	$11.69	$11.81	$11.27	$11.89

Total return	(2.46)%	4.60%	1.78%	7.80%	(2.12)%	8.17%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$77,966	$84,422	$89,213	$97,111	$100,233	$105,786
Ratio of expenses to average net assets	0.35%	0.69%	0.71%	0.73%	0.71%	0.72%
Ratio of net investment income (loss) to average net assets	1.09%	2.47%	2.41%	2.88%	3.29%	3.50%
Portfolio turnover	3%	19%	12%	10%	11%	10%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

U.S. Government Securities Fund Direct Shares	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012
Net asset value, beginning of year	$10.61	$10.42	$10.40	$10.38	$10.93	$10.79
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.07	0.14	0.14	0.19	0.19	0.20
Net gain (loss) on securities (both realized and unrealized)	(0.34)	0.20	0.02	0.02	(0.56)	0.13
Total from investment operations	(0.27)	0.34	0.16	0.21	(0.37)	0.33
LESS DISTRIBUTIONS
Dividends from net investment income	(0.10)	(0.15)	(0.14)	(0.19)	(0.18)	(0.19)
Distributions from capital gains	—	—	—	—	—	—
Total distributions	(0.10)	(0.15)	(0.14)	(0.19)	(0.18)	(0.19)
Net asset value, end of year	$10.24	$10.61	$10.42	$10.40	$10.38	$10.93

Total return	(2.59)%	3.25%	1.58%	2.03%	(3.38)%	3.13%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$18,133	$19,754	$19,855	$22,746	$22,968	$26,927
Ratio of expenses to average net assets:
Before expense reimbursements	0.38%	0.82%	0.83%	0.86%	0.86%	0.87%
After expense reimbursements	0.37%	0.74%	0.74%	0.72%	0.74%	0.74%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.64%	1.25%	1.29%	1.68%	1.62%	1.69%
After expense reimbursements	0.65%	1.33%	1.38%	1.82%	1.76%	1.82%
Portfolio turnover	1%	18%	18%	32%	6%	9%

K Shares	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012
Net asset value, beginning of year	$10.64	$10.43	$10.41	$10.40	$10.96	$10.82
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.04	0.09	0.09	0.14	0.13	0.14
Net gain (loss) on securities (both realized and unrealized)	(0.34)	0.20	0.03	0.01	(0.55)	0.14
Total from investment operations	(0.30)	0.29	0.12	0.15	(0.42)	0.28
LESS DISTRIBUTIONS
Dividends from net investment income	(0.07)	(0.08)	(0.10)	(0.14)	(0.14)	(0.14)
Distributions from capital gains	—	—	—	—	—	—
Total distributions	(0.07)	(0.08)	(0.10)	(0.14)	(0.14)	(0.14)
Net asset value, end of year	$10.27	$10.64	$10.43	$10.41	$10.40	$10.96

Total return	(2.82)%	2.77%	1.13%	1.48%	(3.88)%	2.60%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$4,486	$4,712	$5,349	$6,085	$7,103	$8,202
Ratio of expenses to average net assets:
Before expense reimbursements	0.62%	1.32%	1.33%	1.36%	1.36%	1.37%
After expense reimbursements	0.61%	1.24%	1.24%	1.22%	1.24%	1.24%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.39%	0.75%	0.77%	1.18%	1.12%	1.19%
After expense reimbursements	0.40%	0.84%	0.88%	1.32%	1.24%	1.32%
Portfolio turnover	1%	18%	18%	32%	6%	9%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

Short-Term U.S. Government Bond Fund Direct Shares	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Year Ended August 31, 2015		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012
Net asset value, beginning of year	$10.18	$10.16	$10.17		$10.17	$10.23	$10.32
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.02	0.02	0.00		(0.01)	(0.01)	0.05
Net gain (loss) on securities (both realized and unrealized)	(0.05)	0.02	(0.01)		0.01	(0.04)	(0.07)
Total from investment operations	(0.03)	0.04	(0.01)		—	(0.05)	(0.02)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.02)	(0.02)	—		—	—	(0.05)
Distributions from capital gains	— (b)	—	(0.00	)(b)	—	(0.01)	(0.02)
Total distributions	(0.02)	(0.02)	(0.00)		—	(0.01)	(0.07)
Net asset value, end of year	$10.13	$10.18	$10.16		$10.17	$10.17	$10.23

Total return	(0.28)%	0.38%	(0.07)%		0.00%	(0.43)%	(0.20)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$5,101	$4,148	$5,223		$5,789	$6,819	$9,021
Ratio of expenses to average net assets:
Before expense reimbursements	0.44%	0.95%	0.97%		1.06%	1.07%	0.98%
After expense reimbursements	0.29%	0.59%	0.59%		0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.04%	(0.12)%	(0.36)%		(0.60)%	(0.53)%	0.10%
After expense reimbursements	0.19%	0.24%	0.02%		(0.13)%	(0.05)%	0.49%
Portfolio turnover	0%	47%	33%		28%	50%	13%

K Shares	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Year Ended August 31, 2015		Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012
Net asset value, beginning of year	$10.02	$10.03	$10.10		$10.15	$10.25	$10.34
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	(0.01)	(0.03)	(0.05)		(0.06)	(0.06)	(0.00)
Net gain (loss) on securities (both realized and unrealized)	(0.04)	0.02	(0.02)		0.01	(0.03)	(0.07)
Total from investment operations	(0.05)	(0.01)	(0.07)		(0.05)	(0.09)	(0.07)
LESS DISTRIBUTIONS
Dividends from net investment income	—	—	—		—	—	—
Distributions from capital gains	— (b)	— (b)	(0.00	)(b)	—	(0.01)	(0.02)
Total distributions	—	—	(0.00		—	(0.01)	(0.02)
Net asset value, end of year	$9.97	$10.02	$10.03		$10.10	$10.15	$10.25

Total return	(0.45)%	(0.10)%	(0.66)		(0.49)%	(0.85)%	(0.66)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$1,374	$1,330	$1,503		$1,896	$1,898	$2,060
Ratio of expenses to average net assets:
Before expense reimbursements	0.69%	1.45%	1.47%		1.56%	1.57%	1.48%
After expense reimbursements	0.54%	1.09%	1.09%		1.09%	1.09%	1.09%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.21)%	(0.61)%	(0.86)%		(1.10)%	(1.04)%	(0.40)%
After expense reimbursements	(0.06)%	(0.26)%	(0.48)%		(0.63)%	(0.56)%	(0.01)%
Portfolio turnover	0%	47%	33%		28%	50%	13%

(a)	Calculated based upon average shares outstanding.
(b)	Less than $0.01 per share.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

The United States Treasury Trust Direct Shares	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31, 2016		Year Ended August 31, 2015		Year Ended August 31, 2014		Year Ended August 31, 2013	Year Ended August 31, 2012
Net asset value, beginning of year	$1.00		$1.000		$1.000		$1.000		$1.000	$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	—		—		—		—		—	—
Net gain (loss) on securities (both realized and unrealized)	—		—		—		—		—	—
Total from investment operations	—		—		—		—		—	—
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		—		—		—	—
Distributions from capital gains	—		—		—		—		—	—
Total distributions	—		—		—		—		—	—
Net asset value, end of year	$1.00		$1.000		$1.000		$1.000		$1.000	$1.000

Total return	0.00%		0.00%		0.00%		0.00%		0.00%	0.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$53,017		$72,482		$86,224		$105,897		$69,479	$74,617
Ratio of expenses to average net assets:
Before expense reimbursements	0.37%		0.71%		0.70%		0.73%		0.76%	0.78%
After expense reimbursements	0.18	%(c)	0.22	%(c)	0.03	%(c)	0.03	%(c)	0.07%	0.05%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.19)%		(0.49)%		(0.67)%		(0.70)%		(0.69)%	(0.73)%
After expense reimbursements	0.00	%(c)	0.00	%(c)	0.00	%(c)	0.00	%(c)	0.00%	0.00%

K Shares	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31, 2016		Year Ended August 31, 2015		Year Ended August 31, 2014		Year Ended August 31, 2013	Year Ended August 31, 2012
Net asset value, beginning of year	$1.00		$1.000		$1.000		$1.000		$1.000	$1.000
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	—		—		—		—		—	—
Net gain (loss) on securities (both realized and unrealized)	—		—		—		—		—	—
Total from investment operations	—		—		—		—		—	—
LESS DISTRIBUTIONS
Dividends from net investment income	—		—		—		—		—	—
Distributions from capital gains	—		—		—		—		—	—
Total distributions	—		—		—		—		—	—
Net asset value, end of year	$1.00		$1.000		$1.000		$1.000		$1.000	$1.000

Total return	0.00%		0.00%		0.00%		0.00%		0.00%	0.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$2,682		$2,470		$2,651		$3,013		$3,150	$2,508
Ratio of expenses to average net assets:
Before expense reimbursements	0.37%		0.71%		0.70%		0.73%		0.76%	0.77%
After expense reimbursements	0.18	%(c)	0.22	%(c)	0.03	%(c)	0.03	%(c)	0.07%	0.05%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.19)%		(0.49)%		(0.67)%		(0.70)%		(0.69)%	(0.73)%
After expense reimbursements	0.00	%(c)	0.00	%(c)	0.00	%(c)	0.00	%(c)	0.00%	0.00%

(a)	Calculated based upon average shares outstanding.
(b)	Less than $0.01 per share.
(c)	Includes negative yield waiver adjustment.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

S&P 500 Index Fund Direct Shares	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012
Net asset value, beginning of year	$42.86	$39.88	$40.61	$33.59	$28.78	$24.91
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.35	0.76	0.72	0.62	0.57	0.50
Net gain (loss) on securities (both realized and unrealized)	3.84	3.99	(0.58)	7.57	4.71	3.85
Total from investment operations	4.19	4.75	0.14	8.19	5.28	4.35
LESS DISTRIBUTIONS
Dividends from net investment income	(0.45)	(0.78)	(0.70)	(0.60)	(0.47)	(0.48)
Distributions from capital gains	(0.44)	(0.99)	(0.17)	(0.57)	—	—
Total distributions	(0.89)	(1.77)	(0.87)	(1.17)	(0.47)	(0.48)
Net asset value, end of year	$46.16	$42.86	$39.88	$40.61	$33.59	$28.78

Total return	9.95%	12.21%	0.29%	24.75%	18.50%	17.68%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$149,316	$135,346	$123,138	$123,654	$101,124	$85,269
Ratio of expenses to average net assets:
Before expense reimbursements	0.23%	0.47%	0.47%	0.50%	0.52%	0.54%
After expense reimbursements	0.18%	0.36%	0.36%	0.36%	0.36%	0.36%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.76%	1.77%	1.63%	1.52%	1.65%	1.70%
After expense reimbursements	0.81%	1.88%	1.74%	1.66%	1.81%	1.88%
Portfolio turnover	0%	1%	3%	1%	3%	3%

K Shares	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012
Net asset value, beginning of year	$42.88	$39.87	$40.50	$33.63	$28.83	$24.95
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.25	0.56	0.51	0.43	0.41	0.37
Net gain (loss) on securities (both realized and unrealized)	3.84	3.99	(0.57)	7.55	4.74	3.86
Total from investment operations	4.09	4.55	(0.06)	7.98	5.15	4.23
LESS DISTRIBUTIONS
Dividends from net investment income	(0.38)	(0.55)	(0.40)	(0.54)	(0.35)	(0.35)
Distributions from capital gains	(0.44)	(0.99)	(0.17)	(0.57)	—	—
Total distributions	(0.82)	(1.54)	(0.57)	(1.11)	(0.35)	(0.35)
Net asset value, end of year	$46.15	$42.88	$39.87	$40.50	$33.63	$28.83

Total return	9.70%	11.65%	(0.19)%	24.08%	17.95%	17.08%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$8,785	$7,981	$8,063	$11,236	$10,093	$8,166
Ratio of expenses to average net assets:
Before expense reimbursements	0.48%	0.97%	0.97%	1.00%	1.02%	1.04%
After expense reimbursements	0.43%	0.86%	0.86%	0.86%	0.86%	0.86%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.51%	1.26%	1.13%	1.01%	1.15%	1.20%
After expense reimbursements	0.56%	1.37%	1.24%	1.15%	1.31%	1.38%
Portfolio turnover	0%	1%	3%	1%	3%	3%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

S&P Midcap Index Fund Direct Shares	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012
Net asset value, beginning of year	$26.69	$28.41	$30.95	$26.54	$23.11	$21.68
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.09	0.26	0.25	0.24	0.30	0.18
Net gain (loss) on securities (both realized and unrealized)	2.86	2.73	(0.36)	5.61	4.81	2.35
Total from investment operations	2.95	2.99	(0.11)	5.85	5.11	2.53
LESS DISTRIBUTIONS
Dividends from net investment income	(0.10)	(0.24)	(0.28)	(0.24)	(0.27)	(0.15)
Distributions from capital gains	(3.91)	(4.47)	(2.15)	(1.20)	(1.41)	(0.95)
Total distributions	(4.01)	(4.71)	(2.43)	(1.44)	(1.68)	(1.10)
Net asset value, end of year	$25.63	$26.69	$28.41	$30.95	$26.54	$23.11

Total return	12.02%	11.86%	(0.45)%	22.63%	23.39%	12.22%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$121,038	$136,371	$140,361	$169,020	$143,699	$123,478
Ratio of expenses to average net assets:
Before expense reimbursements	0.32%	0.62%	0.62%	0.63%	0.64%	0.65%
After expense reimbursements	0.29%	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.32%	0.98%	0.81%	0.76%	1.04%	0.72%
After expense reimbursements	0.35%	1.02%	0.85%	0.81%	1.10%	0.80%
Portfolio turnover	24%	11%	15%	10%	8%	11%

K Shares	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012
Net asset value, beginning of year	$26.43	$28.18	$30.69	$26.38	$23.00	$21.57
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.02	0.13	0.10	0.09	0.18	0.06
Net gain (loss) on securities (both realized and unrealized)	2.84	2.71	(0.35)	5.58	4.77	2.36
Total from investment operations	2.86	2.84	(0.25)	5.67	4.95	2.42
LESS DISTRIBUTIONS
Dividends from net investment income	(0.06)	(0.12)	(0.11)	(0.16)	(0.16)	(0.04)
Distributions from capital gains	(3.91)	(4.47)	(2.15)	(1.20)	(1.41)	(0.95)
Total distributions	(3.97)	(4.59)	(2.26)	(1.36)	(1.57)	(0.99)
Net asset value, end of year	$25.32	$26.43	$28.18	$30.69	$26.38	$23.00

Total return	11.74%	11.31%	(0.93)%	22.01%	22.75%	11.69%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$5,798	$5,086	$5,244	$7,355	$7,587	$6,417
Ratio of expenses to average net assets:
Before expense reimbursements	0.56%	1.12%	1.12%	1.13%	1.14%	1.15%
After expense reimbursements	0.54%	1.08%	1.08%	1.08%	1.08%	1.08%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.07%	0.48%	0.31%	0.26%	0.54%	0.22%
After expense reimbursements	0.09%	0.51%	0.35%	0.31%	0.61%	0.29%
Portfolio turnover	24%	11%	15%	10%	8%	11%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

S&P Smallcap Index Fund Direct Shares	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012
Net asset value, beginning of year	$20.87	$20.60	$21.55	$19.62	$15.71	$14.59
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.04	0.12	0.14	0.10	0.14	0.09
Net gain (loss) on securities (both realized and unrealized)	2.50	2.29	0.58	3.26	3.94	2.28
Total from investment operations	2.54	2.41	0.72	3.36	4.08	2.37
LESS DISTRIBUTIONS
Dividends from net investment income	(0.06)	(0.14)	(0.13)	(0.09)	(0.14)	(0.08)
Distributions from capital gains	(0.91)	(2.00)	(1.54)	(1.34)	(0.03)	(1.17)
Total distributions	(0.97)	(2.14)	(1.67)	(1.43)	(0.17)	(1.25)
Net asset value, end of year	$22.44	$20.87	$20.60	$21.55	$19.62	$15.71

Total return	12.38%	12.48%	3.50%	17.28%	26.14%	17.35%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$59,140	$47,351	$40,823	$41,651	$34,838	$26,325
Ratio of expenses to average net assets:
Before expense reimbursements	0.35%	0.77%	0.78%	0.82%	0.89%	0.92%
After expense reimbursements	0.35%	0.74%	0.74%	0.74%	0.74%	0.74%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.20%	0.56%	0.62%	0.38%	0.57%	0.45%
After expense reimbursements	0.20%	0.60%	0.66%	0.46%	0.72%	0.63%
Portfolio turnover	14%	12%	12%	13%	15%	0%

K Shares	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012
Net asset value, beginning of year	$20.47	$20.24	$21.18	$19.36	$15.52	$14.42
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	(0.01)	0.02	0.03	(0.01)	0.06	0.02
Net gain (loss) on securities (both realized and unrealized)	2.44	2.25	0.59	3.21	3.87	2.26
Total from investment operations	2.43	2.27	0.62	3.20	3.93	2.28
LESS DISTRIBUTIONS
Dividends from net investment income	(0.04)	(0.04)	(0.02)	(0.03)	(0.06)	(0.01)
Distributions from capital gains	(0.91)	(2.00)	(1.54)	(1.34)	(0.03)	(1.17)
Total distributions	(0.95)	(2.04)	(1.56)	(1.37)	(0.09)	(1.18)
Net asset value, end of year	$21.95	$20.47	$20.24	$21.19	$19.36	$15.52

Total return	12.08%	11.89%	3.03%	16.64%	25.47%	16.83%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$10,441	$9,279	$9,821	$11,448	$11,402	$9,505
Ratio of expenses to average net assets:
Before expense reimbursements	0.60%	1.28%	1.28%	1.32%	1.39%	1.42%
After expense reimbursements	0.60%	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.04)%	0.06%	0.12%	(0.13)%	0.10%	(0.05)%
After expense reimbursements	(0.04)%	0.10%	0.16%	(0.04)%	0.25%	0.13%
Portfolio turnover	14%	12%	12%	13%	15%	0%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

Shelton Core Value Fund Direct Shares	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012
Net asset value, beginning of year	$26.82	$25.26	$25.98	$21.58	$18.13	$16.17
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.18	0.48	0.48	0.38	0.37	0.32
Net gain (loss) on securities (both realized and unrealized)	1.75	1.94	(0.74)	4.42	3.37	1.95
Total from investment operations	1.93	2.42	(0.26)	4.80	3.74	2.27
LESS DISTRIBUTIONS
Dividends from net investment income	(0.25)	(0.50)	(0.46)	(0.40)	(0.29)	(0.31)
Distributions from capital gains	(3.47)	(0.36)	—	—	—	—
Total distributions	(3.72)	(0.86)	(0.46)	(0.40)	(0.29)	(0.31)
Net asset value, end of year	$25.03	$26.82	$25.26	$25.98	$21.58	$18.13

Total return	7.75%	9.83%	(1.07)%	22.45%	20.80%	14.20%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$182,092	$175,317	$180,408	$196,820	$157,350	$140,741
Ratio of expenses to average net assets:	0.39%	0.78%	0.76%	0.83%	0.84%	0.88%
Ratio of net investment income (loss) to average net assets	0.70%	1.90%	1.80%	1.58%	1.83%	1.85%
Portfolio turnover	2%	20%	3%	3%	5%	4%

K Shares	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012
Net asset value, beginning of year	$26.61	$25.09	$25.76	$21.40	$18.00	$16.06
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.11	0.35	0.34	0.25	0.27	0.23
Net gain (loss) on securities (both realized and unrealized)	1.74	1.93	(0.73)	4.39	3.34	1.93
Total from investment operations	1.85	2.28	(0.39)	4.64	3.61	2.16
LESS DISTRIBUTIONS
Dividends from net investment income	(0.21)	(0.40)	(0.28)	(0.28)	(0.21)	(0.22)
Distributions from capital gains	(3.47)	(0.36)	—	—	—	—
Total distributions	(3.68)	(0.76)	(0.28)	(0.28)	(0.21)	(0.22)
Net asset value, end of year	$24.78	$26.61	$25.09	$25.76	$21.40	$18.00

Total return	7.49%	9.30%	(1.56)%	21.81%	20.20%	13.59%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$6,107	$5,897	$5,789	$7,413	$7,924	$6,640
Ratio of expenses to average net assets:	0.64%	1.28%	1.26%	1.33%	1.34%	1.38%
Ratio of net investment income (loss) to average net assets	0.45%	1.40%	1.30%	1.08%	1.33%	1.35%
Portfolio turnover	2%	20%	3%	3%	5%	4%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

European Growth & Income Fund Direct Shares	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012
Net asset value, beginning of year	$7.95	$8.47	$9.64	$8.37	$7.40	$7.62
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.04	0.23	0.22	0.20	0.23	0.22
Net gain (loss) on securities (both realized and unrealized)	0.39	(0.53)	(1.17)	1.30	0.94	(0.21)
Total from investment operations	0.43	(0.30)	(0.95)	1.50	1.17	0.01
LESS DISTRIBUTIONS
Dividends from net investment income	(0.05)	(0.22)	(0.22)	(0.23)	(0.20)	(0.23)
Distributions from capital gains	—	—	—	—	—	—
Total distributions	(0.05)	(0.22)	(0.22)	(0.23)	(0.20)	(0.23)
Net asset value, end of year	$8.33	$7.95	$8.47	$9.64	$8.37	$7.40

Total return	5.44%	(3.49)%	(9.91)%	17.92%	15.96%	0.20%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$5,626	$5,445	$5,906	$8,452	$7,306	$6,314
Ratio of expenses to average net assets:
Before expense reimbursements	0.58%	1.30%	1.26%	1.29%	1.38%	1.43%
After expense reimbursements	0.50%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.39%	2.58%	2.17%	1.81%	2.46%	2.58%
After expense reimbursements	0.48%	2.88%	2.43%	2.10%	2.84%	3.01%
Portfolio turnover	0%	0%	0%	15%	3%	0%

K Shares	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012
Net asset value, beginning of year	$7.98	$8.50	$9.68	$8.38	$7.41	$7.63
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.02	0.19	0.18	0.14	0.19	0.19
Net gain (loss) on securities (both realized and unrealized)	0.40	(0.53)	(1.17)	1.30	0.95	(0.22)
Total from investment operations	0.42	(0.34)	(0.99)	1.44	1.14	(0.03)
LESS DISTRIBUTIONS
Dividends from net investment income	(0.04)	(0.18)	(0.19)	(0.14)	(0.17)	(0.19)
Distributions from capital gains	—	—	—	—	—	—
Total distributions	(0.04)	(0.18)	(0.19)	(0.14)	(0.17)	(0.19)
Net asset value, end of year	$8.36	$7.98	$8.50	$9.68	$8.38	$7.41

Total return	5.26%	(3.99)%	(10.34)%	17.19%	15.47%	(0.33)%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$3,854	$3,609	$4,254	$5,535	$5,795	$5,169
Ratio of expenses to average net assets:
Before expense reimbursements	0.83%	1.80%	1.76%	1.79%	1.88%	1.93%
After expense reimbursements	0.74%	1.50%	1.50%	1.49%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.14%	2.09%	1.70%	1.22%	1.92%	2.13%
After expense reimbursements	0.23%	2.39%	1.96%	1.51%	2.31%	2.56%
Portfolio turnover	0%	0%	0%	15%	3%	0%

(a)	Calculated based upon average shares outstanding.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

Nasdaq-100 Index Fund Direct Shares	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012
Net asset value, beginning of year	$12.25	$11.00	$10.47	$7.92	$7.04	$5.67
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	0.04	0.09	0.11	0.11	0.08	0.04
Net gain (loss) on securities (both realized and unrealized)	1.37	1.27	0.49	2.55	0.86	1.36
Total from investment operations	1.41	1.36	0.60	2.66	0.94	1.40
LESS DISTRIBUTIONS
Dividends from net investment income	(0.04)	(0.11)	(0.07)	(0.11)	(0.06)	(0.03)
Distributions from capital gains	—	—	—	—	—	—
Total distributions	(0.04)	(0.11)	(0.07)	(0.11)	(0.06)	(0.03)
Net asset value, end of year	$13.62	$12.25	$11.00	$10.47	$7.92	$7.04

Total return	11.58%	12.46%	5.78%	33.77%	13.46%	24.78%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$361,402	$298,123	$231,322	$106,475	$54,259	$36,220
Ratio of expenses to average net assets:
Before expense reimbursements	0.37%	0.74%	0.75%	0.79%	0.83%	0.88%
After expense reimbursements	0.24%	0.49%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	0.19%	0.57%	0.72%	0.95%	0.73%	0.27%
After expense reimbursements	0.32%	0.82%	0.98%	1.25%	1.08%	0.66%
Portfolio turnover	0%	7%	9%	3%	13%	24%

K Shares	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013	Year Ended August 31, 2012
Net asset value, beginning of year	$11.93	$10.69	$10.18	$7.71	$6.85	$5.53
INCOME FROM INVESTMENT OPERATIONS
Net investment (loss) (a)	0.01	0.03	0.05	0.06	0.04	0.01
Net gain (loss) on securities (both realized and unrealized)	1.33	1.24	0.48	2.48	0.84	1.31
Total from investment operations	1.34	1.27	0.53	2.54	0.88	1.32
LESS DISTRIBUTIONS
Dividends from net investment income	(0.02)	(0.03)	(0.02)	(0.07)	(0.02)	(0.00)
Distributions from capital gains	—	—	—	—	—	—
Total distributions	(0.02)	(0.03)	(0.02)	(0.07)	(0.02)	—
Net asset value, end of year	$13.25	$11.93	$10.69	$10.18	$7.71	$6.85

Total return	11.29%	11.96%	5.25%	33.11%	12.95%	23.94%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$18,454	$15,500	$17,799	$12,214	$9,700	$9,473
Ratio of expenses to average net assets:
Before expense reimbursements	0.62%	1.24%	1.24%	1.29%	1.33%	1.38%
After expense reimbursements	0.49%	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.05)%	0.05%	0.22%	0.39%	0.24%	(0.28)%
After expense reimbursements	0.07%	0.30%	0.48%	0.69%	0.58%	0.11%
Portfolio turnover	0%	7%	10%	3%	13%	24%

(a)	Calculated based upon average shares outstanding.
(b)	Less than $0.01 per share.

See accompanying notes to financial statements.

Financial Highlights (For a Share Outstanding Throughout Each Period) (Continued)

Shelton Green Alpha Fund Direct Shares	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	March 12, 2013(d) to August 31, 2013
Net asset value, beginning of year	$14.53	$13.67	$15.90	$11.96	$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)	(0.02)	(0.03)	(0.08)	(0.08)	(0.01)
Net gain (loss) on securities (both realized and unrealized)	0.81	0.89	(2.15)	4.02	1.97
Total from investment operations	0.79	0.86	(2.23)	3.94	1.96
LESS DISTRIBUTIONS
Dividends from net investment income	—	—	—	—	—
Distributions from capital gains	—	—	— (b)	—	—
Total distributions	—	—	—	—	—
Net asset value, end of year	$15.32	$14.53	$13.67	$15.90	$11.96

Total return	5.44%	6.29%	(14.02)%	32.94%	19.60%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (000s)	$35,451	$36,880	$29,596	$22,436	$4,623
Ratio of expenses to average net assets:
Before expense reimbursements	0.69%	1.31%	1.34%	1.54%	5.16%
After expense reimbursements	0.69%	1.31%	1.34%	1.31%	1.24%
Ratio of net investment income (loss) to average net assets
Before expense reimbursements	(0.17)%	(0.22)%	(0.53)%	(0.78)%	(4.11)%
After expense reimbursements	(0.17)%	(0.22)%	(0.53)%	(0.55)%	(0.19)%
Portfolio turnover	8%	13%	22%	5%	12%

(a)	Calculated based upon average shares outstanding.
(b)	Less than $0.01 per share.
(d)	Commencement of operations.
(e)	Not annualized.

See accompanying notes to financial statements.

Shelton Funds	Notes to Financial Statements (Unaudited)	February 28, 2017

Note 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

California Tax-Free Income Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund, The United States Treasury Trust, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Shelton Green Alpha Fund and Nasdaq-100 Index Fund (the “Funds”) are each a series of shares of beneficial interest of the Shelton Funds (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of no par value shares in one or more series. The Trust, originally organized as two separate Massachusetts business trusts formed by Declarations of Trust dated September 11, 1985, as subsequently amended, was reorganized into a single Delaware statutory trust after the close of trading on December 29, 2006. The investment objectives of the Funds are as follows: California Tax-Free Income Fund seeks as high a level of income, exempt from regular federal and California personal income taxes, as is consistent with prudent investment management and safety of capital. U.S. Government Securities Fund seeks liquidity, safety from credit risk and as high a level of income as is consistent with these objectives by investing in full faith and credit obligations of the U.S. Government and its agencies or instrumentalities, primarily in U.S. Treasury Securities and Government National Mortgage Association Certificates. Short-Term U.S. Government Bond Fund seeks liquidity, safety from credit risk, preservation of investors’ principal and as high a level of income as is consistent with these objectives by investing in mainly U.S. government securities. The United States Treasury Trust seeks capital preservation, safety, liquidity, and consistent with these objectives, the highest attainable current income exempt from state income taxes. S&P 500 Index Fund, S&P MidCap Index Fund and S&P SmallCap Index Fund are diversified mutual funds that seek to provide investment results that correspond to the total return of publicly traded common stocks represented in the Standard & Poor’s 500 Composite Stock Price Index, the Standard & Poor’s MidCap 400 Index and the Standard & Poor’s SmallCap 600 Index, respectively. The Shelton Core Value Fund seeks a high level of income and capital appreciation (when consistent with high income) by investing primarily in income-producing U.S. equity securities. European Growth & Income Fund seeks to provide long-term capital appreciation and income by investing in large-sized European companies. Shelton Green Alpha Fund seeks to achieve long-term capital appreciation by investing in stocks in the green economy by investing in common stocks of companies believed to be leaders in managing environmental risks and opportunities. Nasdaq-100 Index Fund attempts to replicate the performance of the largest non-financial companies as measured by the Nasdaq-100 Index.

The Shelton Funds began offering additional classes of shares, Class K, on October 16, 2003. Income, expenses (other than the expenses attributable to a specific class), realized and unrealized gains or losses on investments of the Funds are allocated proportionately to the two classes of shares offered based on the daily net assets, except for Rule 12b-1 distribution fees and shareholder service fees, which are charged only to K Shares. The following is a summary of significant accounting policies followed by the Funds.

(a) Security Valuation – Equity securities listed on a national exchange are valued at the last reported sales price. Futures contracts are valued at the settle price, depending on the exchange the contract trades on, typically as of 4:15 p.m., Eastern Time. Municipal securities are valued by an independent pricing service at a price determined by a matrix pricing method. This technique generally considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. U.S. government securities for which market quotations are readily available are valued at the mean between the closing bid and asked prices provided by an independent pricing service. U.S. agency securities consisting of mortgage pass-through certificates are valued using dealer quotations provided by an independent pricing service. U.S. Treasury Bills are valued at amortized cost which approximates market value. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. The United States Treasury Trust securities are valued at amortized cost, in accordance with procedures adopted by the Board of Trustees and which the Board of Trustees has determined in good faith reflects the market-based net asset value per share. Securities for which market quotes are not readily available from the Trust’s third party pricing service are valued at fair value, determined in good faith and in accordance with procedures adopted by the Board of Trustees. The Board has delegated to its Pricing Committee the responsibility for determining the fair value, subject to the Board oversight and the review of the pricing decisions at its quarterly meetings.

(b) Futures Contracts – Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of cash, as collateral, for the account of the broker (a Fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Shelton Green Alpha Fund and Nasdaq-100 Index Fund may purchase or sell stock index futures to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

(c) Options – The Shelton Core Value Fund may write call options. When an option is written, the Fund receives a premium and becomes obligated to sell the underlying security at a fixed price, upon exercise of the option. Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as the Options Clearing Corporation). The difference between the premium received or paid, and the market value of the option, is recorded as unrealized appreciation or depreciation. When an option is exercised, the proceeds of the security sold are adjusted by the amount of premium received. Upon the expiration of the option, a gain or loss is reported in the Statement of Operations. The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or give up the opportunity for profit.

(d) Federal Income Taxes – No provision is considered necessary for federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders.

(e) Security Transactions, Investment Income and Distributions to Shareholders – Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for, in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, European Growth & Income Fund, Shelton Green Alpha Fund, Nasdaq-100 Index Fund and Short-Term U.S. Government Bond Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts, redemptions-in-kind and post-October capital losses. For The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The Fund intends to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

(f) Concentration – The California Tax-Free Income Fund invests in debt instruments of municipal issuers. The issuers’ abilities to meet their obligations may be affected by economic developments in the state of California.

(g) Use of Estimates in Financial Statements – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expense during the year. Actual results may differ from these estimates.

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2017

(h) Share Valuations – The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. Bond and Money Market funds are closed on Columbus Day (observed) and Veteran’s Day (observed). The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

(i) Accounting for Uncertainty in Income Taxes – The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013-2015), or expected to be taken in the Fund’s 2016 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(j) Fair Value Measurements – The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are unavailable, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust’s securities at February 28, 2017 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)			Level 1(a)	Level 1(a)
Fund	Investments in Securities(b)	Investments in Securities(c)	Investments in Securities		Total Assets	Futures Contracts - Liabilities(d)	Written Options	Total Liabilities
California Tax-Free Income Fund	$—	$77,129,351	$—		$77,129,351	$—	$—	$—
U.S. Government Securities Fund	—	22,415,930	—		22,415,930	—	—	—
Short-Term U.S. Government Bond Fund	—	6,453,877	—		6,453,877	—	—	—
The United States Treasury Trust Fund	—	55,658,389	—		55,658,389	—	—	—
S&P 500 Index Fund	153,337,551	—	1,857	(e)	153,339,408	(6,601)	—	(6,601)
S&P MidCap Index Fund	126,027,817	—	—		126,027,817	(3,638)	—	(3,638)
S&P SmallCap Index Fund	66,719,921	—	—		66,719,921	(25,909)	—	(25,909)
Shelton Core Value Fund	152,525,529	12,698,673	1,000,000	(f)	166,224,202	—	(1,393,393)	(1,393,393)
European Growth & Income Fund	9,326,376	—			9,326,376	—		—
Nasdaq-100 Index Fund	362,765,584	—	—		362,765,584	(12,655)		(12,655)
Shelton Green Alpha Fund	33,442,606	—	—		33,442,606	—	—	—

(a)

It is the Fund’s policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 1, Level 2, and Level 3 for the six months ended February 28, 2017.

(b)

All publicly traded common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.

(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.
(d)	Represents variation margin on the last day of the reporting period.
(e)	Rights
(f)	Preferred Stock

Level 3 Securities	S&P 500 Index Fund	Shelton Core Value Fund
Beginning Balance	$1,857	$1,600,000
Net Purchases	—	—
Net Sales	—	—
Total Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	—	(600,000)
Accrued Interest	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Ending Balance	$1,857	$1,000,000

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2017

	Fair Value as of 2/28/17	Valuation Techniques	Unobservable Input*	Input Values	Impact to valuation from an increase to input**
Safeway, Inc. CVR-Non Tradeable	$1,857	Market comparables and estimated recovery proceeds	Based on independent valuation firm assessment of fair market value	$.05-1.01	Changes in the market quotes and option valuation will result in direct and proportional changes in the value of the security
Amerityre Corp. 5% Preferred Conv.	$1,000,000	Market comparables and estimated recovery proceeds	*Market quotes, yield quotes and option valuation	50%	Changes in the market quotes and option valuation will result in direct and proportional changes in the value of the security

*	Market quote on Amerityre common stock, five-year treasury yield and the option value of the conversion of preferred stock to common stock.
**

Should the common stock rise over ten cents per share or fall over ten cents per share and maintain that level for a one-week period, a Pricing Committee meeting would be reconvened to evaluate the price valuation.

(k) Disclosure about Derivative Instruments and Hedging Activities – The Funds have adopted enhanced disclosure regarding derivative and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund, Shelton Green Alpha Fund and European Growth & Income Fund can use Futures contracts and strategies for achieving the investment objectives.

Although the Funds’ primary risks are associated with changes in the stock market, there are other risks associated with the Funds. For the index funds, these risks generally apply to how well the Funds track the index. For example, the Funds invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the index, the Fund’s performance relative to the respective index will change. For the non-indexed Funds, they may invest in futures contracts to the extent each Fund holds cash in the portfolio. If these futures contracts owned by each Fund do not perform well, the Funds’ performance will be impacted.

Under normal circumstances the Funds may follow a number of investment policies to achieve its objective. Losses involving futures can sometimes be substantial, in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss for the Funds. In an effort to minimize this risk, the Funds will not use futures for speculative purposes or as leverage. It is the Funds’ policy to hold cash deposits equal or greater than the total market value of any futures position. The value of all futures and options contracts in which the Funds acquire an interest will not exceed 20% of current total assets.

At February 29, 2017, the number of open future contracts in the S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, and Nasdaq-100 Index Fund was 40, 3, 42 and 161, respectively. The Shelton Core Value Fund, European Growth & Income Fund and Shelton Green Alpha Fund held no futures contracts at February 28, 2017. Only current day’s variation margin is reported as an asset or liability within the statement of assets and liabilities.

The effect of derivative instruments on the Statements of Assets & Liabilities for the six months ended February 28, 2017:

Derivatives Not Accounted for as Hedging Instruments	Variation Margin Payable
S&P 500 Index Fund – Equity contracts	$6,601
S&P MidCap Index Fund – Equity contracts	$3,638
S&P SmallCap Index Fund – Equity contracts	$25,909
Nasdaq-100 Index Fund – Equity contracts	$12,655

The effect of derivative instruments on the Statements of Operations for the six months ended February 28, 2017:

Derivatives Not Accounted for as Hedging Instruments	Realized Gain (Loss) on Futures Recognized in Income	Changes in Unrealized Appreciation (Depreciation) on Futures Recognized in Income
S&P 500 Index Fund – Equity contracts	$221,854	$161,325
S&P MidCap Index Fund – Equity contracts	$145,335	$(9,390)
S&P SmallCap Index Fund – Equity contracts	$253,856	$(42,820)
Nasdaq-100 Index Fund – Equity contracts	$564,224	$665,780

The previously disclosed derivative instruments outstanding as of February 28, 2017, and their effect on the Statement of Operations for the period ending February 28, 2017, serve as indicators of the volume of financial derivative activity for the company. The following table indicates the average volume for the period:

Derivatives Not Accounted for as Hedging Instruments	Average Notional Value
S&P 500 Index Fund – Equity contracts	$3,666,220
S&P MidCap Index Fund – Equity contracts	$1,637,673
S&P SmallCap Index Fund – Equity contracts	$2,073,903
Nasdaq-100 Index Fund – Equity contracts	$9,864,126

Note 2 - INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

Shelton Capital Management, a dba of CCM Partners (“Shelton Capital” or the “Advisor”), a California limited partnership, provides each Fund with management and limited administrative services pursuant to a management agreement.

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2017

In accordance with the terms of the management agreement, the Advisor receives compensation at the following annual rates:

	To $100 million in net assets	$100 million to $500 million in net assets	$500 million to $1 billion in net assets	In excess of $1 billion in net assets
California Tax-Free Income Fund	0.50%	0.45%	0.40%	0.40%
U.S. Government Securities Fund	0.50%	0.45%	0.40%	0.40%
U.S. Treasury Trust	0.50%	0.45%	0.40%	0.40%
Short-Term U.S. Government Bond Fund	0.50%	0.50%	0.45%	0.40%
S&P 500 Index Fund	0.25%	0.25%	0.25%	0.25%
S&P MidCap Index Fund	0.40%	0.40%	0.40%	0.40%
S&P SmallCap Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Core Value Fund	0.50%	0.50%	0.45%	0.40%
European Growth & Income Fund	0.85%	0.85%	0.85%	0.85%
Nasdaq-100 Index Fund	0.50%	0.50%	0.45%	0.40%
Shelton Green Alpha Fund(a)	1.00%	1.00%	1.00%	1.00%

(a)	The Advisor pays Green Alpha Advisors a sub-advisor fee of 0.50%

The Advisor contractually agreed to reduce total operating expense to certain Funds of the Trust. This additional contractual reimbursement is effective until January 2, 2018, unless renewed and is subject to recoupment within three fiscal years following reimbursement. Recoupment is limited to the extent the reimbursement does not exceed any applicable expense limit and the effect of the reimbursement is measured after all ordinary operating expenses are calculated; any such reimbursement is subject to the Board of Trustees’ review and approval. Reimbursements from the Advisor to affected Funds, and the voluntary expense limits, for the period ended February 28, 2017 are as follows:

	Voluntary Expense Limitation
Fund	Reimburse	Direct Shares	K Shares	Expiration
U.S. Government Securities Fund	0.01%	0.74%	1.24%	1/2/18
Short-Term U.S. Government Bond Fund	0.15%	0.59%	1.09%	1/2/18
The United States Treasury Trust(a)	0.19%	0.53%	0.96%	1/2/18
S&P 500 Index Fund	0.05%	0.36%	0.86%	1/2/18
S&P MidCap Index Fund	0.03%	0.58%	1.08%	1/2/18
S&P SmallCap Index Fund	0.00%	0.74%	1.24%	1/2/18
European Growth & Income Fund	0.08%	1.00%	1.50%	1/2/18
Nasdaq-100 Index Fund	0.09%	0.49%	0.99%	1/2/18

(a)	The Advisor is waiving fees to keep the yield non-negative for the United States Treasury Trust.

At August 31, 2016, the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Funds that may be reimbursed was $4,269,595. The Advisor may recapture a portion of the above amount no later than the dates as stated below.

Fund	Expires 8/31/17	Expires 8/31/18	Expires 8/31/19	Total
U.S. Government Securities Fund	$40,772	$24,827	$20,081	$85,680
Short-Term U.S. Government Bond Fund	38,985	26,812	24,167	89,964
The United States Treasury Trust	698,141	665,667	362,655	1,726,463
S&P 500 Index Fund	173,213	155,206	145,091	473,510
S&P MidCap Index Fund	84,423	62,001	52,995	199,419
S&P SmallCap Index Fund	42,358	20,187	18,440	80,985
European Growth & Income Fund	43,289	31,088	27,667	102,044
Nasdaq-100 Index Fund	258,331	517,857	705,792	1,481,980
Green Alpha Fund	29,550	—	—	29,550
Total	$1,409,062	$1,503,645	$1,356,888	$4,269,595

A Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is contingent upon Board of trustee review and approval prior to the time the reimbursement is initiated.

As compensation for administrative duties not covered by the management agreement, Shelton Capital receives an administration fee, which was revised on January 1, 2011. The administration fee is based on assets held, in aggregate, by the Shelton Funds. The fee rates are 0.10% on the first $500 million, 0.08% on the next $500 million, and 0.06% on combined assets over $1 billion. Administration fees are disclosed on the Statement of Operations.

Certain officers and trustees of the Trust are also partners of Shelton Capital. Teresa Axelson served as the Chief Compliance Officer (“CCO”) of the Trust since November 2011 until her retirement on February 28, 2017. Ms. Axelson was also employed by Shelton Capital, the Advisor and Administrator to the Trust. The Trust was responsible for the portion of her salary allocated to her duties as the CCO of the Trust during her employment, and Shelton Capital was reimbursed by the Trust for this portion of her salary. The level of reimbursement is reviewed and determined by the Board of Trustees at least annually. Gregory T. Pusch currently serves as CCO of the Trust under similar arrangements.

Shelton Funds have adopted a Distribution Plan (the “Plan”), as amended August 1, 2012, pursuant to Rule 12b-1 under the Investment Company Act of 1940, whereby the Class K Shares of each Fund of the Shelton Funds pays the Distributor for expenses that relate to the promotion and distribution of shares. Under the Plan, the Class K Shares of the Funds will pay the Distributor a fee at an annual rate of 0.25%, payable monthly, of the daily net assets attributable to such Fund’s Class K Shares. The Plan was amended to eliminate the Class A Shares. All A Share accounts were liquidated effective December 6, 2013.

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2017

Shelton Funds adopted a Shareholder Services Plan (the “Services Plan”), whereby the K Shares of each Fund of the Shelton Funds pay RFS Partners, the Funds’ Distributor or other service providers, an annual rate of 0.25% of the average daily net assets of Class K Shares. Such amounts are compensation for providing certain services to clients owning K Shares, including processing purchase and redemption transactions, assisting in other administrative details and providing other information with respect to each Fund.

For the six months ended February 28, 2017, the following were paid by the Class K Shares of each Fund of the Trust:

Fund	Class K 12b-1 Fees	Class K Shareholder Service Fees
U.S. Government Securities Fund	$5,720	$5,720
Short-Term U.S. Government Bond Fund	1,634	1,634
S&P 500 Index Fund	10,207	10,207
S&P MidCap Index Fund	6,659	6,659
S&P SmallCap Index Fund	12,176	12,176
Shelton Core Value Fund	7,491	7,491
European Growth & Income Fund	4,545	4,545
Nasdaq-100 Index fund	20,338	20,338

Note 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities other than short-term instruments for the six-months ended February 28, 2017 were as follows:

Fund	Purchases	Sales	Purchases (Excluding U.S. Government Obligations)	Sales (Excluding U.S. Government Obligations)
California Tax-Free Income Fund	$2,014,894	$9,048,120	$2,014,894	$9,048,120
U.S. Government Securities Fund	298,309	1,287,170	—	—
Short-Term U.S. Government Bond Fund	1,705,707	13,401	—	—
S&P 500 Index Fund	158,115	834,172	158,115	834,172
S&P MidCap Index Fund	29,340,827	55,857,939	29,340,827	55,857,939
S&P SmallCap Index Fund	13,750,936	8,609,625	13,750,936	8,609,625
Shelton Core Value Fund	3,906,681	24,476,616	3,906,681	24,476,616
European Growth & Income Fund	10,595	28	10,595	28
Nasdaq-100 Index Fund	18,811,950	1,501,829	18,811,950	1,501,829
Shelton Green Alpha Fund	2,646,892	7,345,311	2,646,892	7,345,311

Note 4 - OPTIONS WRITTEN

Written Options Contracts. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund. A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.

Fair Value of Derivative Instruments — The fair value of derivative instruments for the Funds as of the year ended February 28, 2017, was as follows:

Derivatives not Accounted for as Hedging Instruments	Liability Derivatives Statement of Assets and Liabilities Location	Fair Value
Equity Contracts (written option contracts)	Written options, at value	$ 1,393,393

The effect of derivative instruments on the Funds’ Statement of Operations for the year ended August 31, 2016, was as follows:

Derivatives not Accounted for as Hedging Instruments	Location of Gains/(Loss) on Derivatives Recognize In Income	Realized Gain/ (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/ (Loss) On Derivatives Recognized In Income
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	$ 747,680	$ (704,590)

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2017

Volume of derivative instruments held by the Funds during the year ended February 28, 2017, was as follows:

Derivative Type	Unit Of Measurement	Average**
Written Option Contracts	Contracts	$ (605,786)

A summary of option contracts written by the Shelton Core Value Fund during the fiscal year ended February 28, 2017 was as follows:

Written option activity for the period was as follows:	Number of Contracts	Amount of Premiums
Options outstanding as of August 31, 2016	(2,414)	$(382,713)
Options written	(18,774)	(2,543,061)
Options closed or expired	11,987	1,612,592.84
Options exercised	4,263	654,424.00
Options outstanding as of Feb 28, 2017	(4,938)	(658,757)

Note 5 - TAX CHARACTER

Reclassifications: Accounting principles generally accepted in the United States of America require certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2016, permanent differences resulting from different book and tax accounting for net operating losses, expiration of capital loss carryforwards and treatment of accretion of discount have been reclassified to paid-in capital. The reclassifications were as follows:

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income (Loss)	Increase (Decrease) Accumulated Gain (Loss)
U.S. Government Securities Fund	$—	$9,589	$(9,589)
Short-Term U.S. Government Bond Fund	(2,311)	2,588	(277)
S&P 500 Index Fund	—	(248)	248
S&P Mid Cap Index Fund	1,268,508	(81,632)	(1,186,876)
S&P Small Cap Index Fund	—	55,621	(55,621)
European Growth & Income Fund	(9,647)	9,656	(9)
Shelton Green Alpha Fund	(73,541)	73,541	—

The Shelton Green Alpha Fund offset net operating losses of $73,541 to Paid-In-Capital in the amounts reclassed above.

Tax Basis of Distributable Earnings: The tax character of distributable earnings at August 31, 2016 was as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carry Forwards	Unrealized Appreciation (Depreciation)	Post October and Other Losses (b)	Total Distributable Earnings
California Tax-Free Income Fund	$106,084	$234,699	$—	$6,106,827	$—	$6,447,610
U.S. Government Securities Fund	59,581	—	(449,708)	1,005,450	—	615,323
Short-Term U.S. Government Bond Fund	1,250	1,237	—	16,200	—	18,687
The United States Treasury Trust	—	—	(2,154)	—		(2,154)
S&P 500 Index Fund	955,739	1,037,025	—	78,365,764	—	80,358,528
S&P Mid Cap Index Fund	24,965	10,145,474	—	56,258,121		66,428,560
S&P Small Cap Index Fund	206,917	2,153,388	—	16,025,762	—	18,386,067
Shelton Core Value Fund	1,202,248	19,583,795	—	69,886,133	—	90,672,176
European Growth & Income Fund	42,643	—	(1,455,934)	984,689	—	(428,602)
Nasdaq-100 Index Fund	535,666	—	(1,588,203)	75,893,933	—	74,841,396
Green Alpha Fund	—	—	(347,449)	1,103,695	—	756,246

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the realization of unrealized gains/(losses) on future contracts for tax purposes, wash sales, the treatment of accretion of discounts, tax equalization, and certain other investments.

Elective Deferrals: The Funds have not elected to defer capital losses recognized during the period November 1, 2015-August 31, 2016 to the period ending August 31, 2017. The Funds have not elected to defer ordinary losses to the period ending August 31, 2017.

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2017

Capital Losses: Capital loss carry forwards, as of August 31, 2016, available to offset future capital gains, if any, are as follows:

Expiring	U.S. Government Securities Fund	United States Treasury Trust Fund	European Growth & Income Fund	Nasdaq-100 Index Fund	Shelton Green Alpha Fund
2017	$62,570	$—	$—	$385,355	$—
2018	141,867		124,746	596,391
2019	245,271		205,587
Long Term with No Expiration	—		1,123,707	606,457
Short Term with No Expiration	—	2,154	1,894		347,449
Total	$449,708	$2,154	$1,455,934	$1,588,203	$347,449

$9,647 of capital loss carry forwards expired at August 31, 2016 for European Growth & Income Fund.

Distributions to Shareholders: Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund. The tax character of distributions paid during the years ended August 31, 2016 and 2015 was as follows:

		Return of Capital	Ordinary Income	Long-Term Capital Gains (a)	Exempt-Interest Dividends	Total Distributions
California Tax-Free Income Fund	2015	$—	$27,789	$339,803	$2,263,713	$2,631,305
	2016	—	—	—	—	—
U.S. Government Securities Fund	2015	—	339,710	—	—	339,710
	2016	—	304,564	—	—	304,564
Short-Term U.S. Government Bond Fund	2015	—	—	2,313	—	2,313
	2016	—	9,179	—	—	9,179
The United States Treasury Trust	2015	—	—	—	—	—
	2016	—	—	—	—	—
S&P 500 Index Fund	2015	—	2,575,228	260,414	—	2,835,642
	2016	—	2,597,816	3,233,627	—	5,831,443
S&P Mid Cap Index Fund	2015	—	1,781,040	11,622,126	—	13,403,166
	2016	—	1,309,627	22,196,144	—	23,505,771
S&P Small Cap Index Fund	2015	—	455,642	3,613,614	—	4,069,256
	2016	—	408,132	4,842,659	—	5,250,791
Shelton Core Value Fund	2015	—	3,470,591	—	—	3,470,591
	2016	—	3,534,457	—	2,624,819	6,159,276
European Growth & Income Fund	2015	—	264,097	—	—	264,097
	2016	—	234,972	—	—	234,972
Nasdaq-100 Index Fund	2015	—	1,245,482	—	—	1,245,482
	2016	—	2,545,230	—	—	2,545,230
Green Alpha Fund	2015	—	—	783	—	783
	2016	—	—	—	—	—

(a)	The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the year ended August 31, 2016.

Note 6 - OFFSETTING OF FINANCIAL INSTRUMENTS AND DERIVATIVE

The following is a summary of financial and derivative instruments and collateral received and pledged in connection with such arrangements:

					Gross Amounts Not Offset in the Statement of Assets & Liabilities
		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received	Net Amount
S&P 500 Index Fund:	Assets
	Futures Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—
	Liabilities
	Future Contracts	$6,601	$—	$6,601	$—	$6,601	$—
		6,601	—	6,601	—	6,601	—

Shelton Funds	Notes to Financial Statements (Unaudited) (Continued)	February 28, 2017

					Gross Amounts Not Offset in the Statement of Assets & Liabilities
		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received	Net Amount
S&P MidCap Index Fund:	Assets
	Futures Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—
	Liabilities
	Future Contracts	$3,638	$—	$3,638	$—	$3,638	$—
		3,638	—	3,638	—	3,638	—

S&P SmallCap Index Fund:	Assets
	Futures Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—
	Liabilities
	Future Contracts	$25,909	$—	$25,909	$—	$25,909	$—
		25,909	—	25,909	—	25,909	—

Nasdaq-100 Index Fund:	Assets
	Futures Contracts	$—	$—	$—	$—	$—	$—
		—	—	—	—	—	—
	Liabilities
	Future Contracts	$12,655	$—	$12,655	$—	$12,655	$—
		12,655	—	12,655	—	12,655	—

Note 7 - SUBSEQUENT EVENTS

In preparing the financial statements as of February 28, 2017, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of issuance of the financial statements, and has determined that there were no subsequent events requiring recognition or disclosure with the exception of Teresa Axelson retiring as Chief Compliance Officer of the Trust on February 28, 2017.

Fund Holdings (Unaudited)

The Fund holdings shown in this report are as of February 28, 2017. Holdings are subject to change at any time, so holdings shown in this report may not reflect current Fund holdings. The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room, 100 F. Street N.E., Room 1580, Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC- 0330. The information filed in the form N-Q also may be obtained by calling (800) 955-9988.

Proxy Voting Policies, Procedures and Voting Records (Unaudited)

The Funds’ Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Shelton Funds use to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30, 2016, is available upon request, at no charge, at the phone number below, or on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Shelton Funds. It is authorized for distribution only if preceded or accompanied by a current Shelton Funds prospectus. Additional copies of the prospectus may be obtained by calling (800) 955-9988 or can be downloaded from the Funds’ website at www.sheltoncap.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

Board of Trustees and Executive Officers (Unaudited)

Overall responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and Executive Officers of the Funds:

Name	Address	Year of Birth	Position Held with the Trust	Length of Time Served
Stephen C. Rogers	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Chairman and Trustee	Since August, 1998 Since July, 2011
Kevin T. Kogler	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Trustee	Since May, 2006
Marco L. Quazzo	1050 17th Street, Suite 1710 Denver, CO 80265	1962	Trustee	Since August, 2014
Stephen H. Sutro	1050 17th Street, Suite 1710 Denver, CO 80265	1969	Trustee	Since May, 2006
William P. Mock	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Treasurer	Since February, 2010
Gregory T. Pusch	1050 17th Street, Suite 1710 Denver, CO 80265	1966	Chief Compliance Officer, Secretary	Since March, 2017

Each Trustee oversees the Trust’s eleven Funds. The principal occupations of the Trustees and Executive Officers of the Funds during the past five years and public directorships held by the Trustees are set forth below:

Stephen C. Rogers*	Chief Executive Officer, Shelton Capital Management, 1999 to present.
Kevin T. Kogler	President & Founder of MicroBiz, LLC, 2012 to present; Principal, Robertson Piper Software Group, 2006 to 2012; Senior Vice President, Investment Banking, Friedman, Billings Ramsey, 2003 to 2006.
Marco L. Quazzo	Principal, Bartko Zankel Bunzel & Miller, March 2015-Present; Partner, Barg Coffin Lewis & Trapp LLP (law firm), 2008 to March 2015.
Stephen H. Sutro	Managing Partner, Duane Morris, LLP (law firm) 2014 to present; Partner, Duane Morris LLP (law firm), 2003 to present.
William P. Mock	Portfolio Manager, Shelton Capital Management, 2010 to present; Portfolio Manager, ETSpreads, 2007 to present.
Gregory T. Pusch	Principal Occupations Past five years: Global Head of Risk & Compliance, Matthews Asia 2015-2016; Head of Legal & Regulatory Compliance / CCO, HarbourVest Partners 2012-2015.

Additional information about the Trustees may be found in the SAI, which is available without charge by calling (800) 955-9988.

*

Trustee deemed to be an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Mr. Rogers is an interested person because he is the CEO of Shelton Capital Management, the Trust’s Advisor and Administrator.

Board Approval of the Investment Advisory Agreements (Unaudited)

The 1940 Act requires that the full Board and a majority of the Independent Trustees annually approve the continuation of the Investment Advisory Agreements dated January 1, 2007 between Shelton Funds and Shelton Capital (the “Investment Advisory Agreement”), and the Investment Advisory Agreement dated March 1, 2013, between Shelton Green Alpha Fund and Shelton Capital. At a meeting held in-person on February 9, 2017, the Board, including a majority of the Independent Trustees on behalf of the Trusts’ California Tax-Free Income Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund, Shelton Core Value Fund, Nasdaq-100 Index Fund, European Growth & Income Fund, U.S. Government Securities Fund, Short-Term U.S. Government Bond Fund and The United States Treasury Trust (each a “Fund”), considered and approved the continuation of the Investment Advisory Agreement with respect to each Fund with CCM Partners D/B.A. Shelton Capital Management (“SCM”) for an additional one-year period ending March 31, 2018.

Prior to the meeting, the Independent Trustees requested information from Shelton Capital. This information, together with other information provided by Shelton Capital, and the information provided to the Independent Trustees throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations, as summarized below. In addition to the information identified above, other material factors and conclusions that formed the basis for the Board’s subsequent approval are described below.

Information Received

Materials Received. During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by Shelton Capital, including reports on each Fund’s investment results; portfolio composition; third party fund rankings; investment strategy; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by Shelton Capital to the Funds. In addition, the Board requests and reviews supplementary information that includes materials regarding each Fund’s investment results, advisory fee and expense comparisons, the costs of operating the Funds and financial and profitability information regarding Shelton Capital (the principal business activity of which is managing the Funds), description of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management services to each Fund.

Review Process. The Board received assistance and advice regarding legal and industry standards from independent legal counsel to the Independent Trustees. The Board discussed the renewal of the Investment Advisory Agreements both with Shelton Capital representatives and in a private session with independent legal counsel at which representatives of Shelton Capital were not present. In deciding to approve the renewal of the Investment Advisory Agreements, the Independent Trustees considered the total mix of information requested by and made available to them and did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, Extent and Quality of Services

SCM, its personnel and its resources. The Board considered the depth and quality of Shelton Capital’s investment management process; the experience, capability and integrity of its senior management and other personnel; operating performance and the overall financial strength and stability of its organization. The Board also considered that SCM made available to its investment professionals a variety of resources relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered Shelton Capital’s continuing need to attract and retain qualified personnel and, noting Shelton Capital’s additions over recent years, determined that SCM was adequately managing matters related to the Funds.

Other Services. The Board considered, in connection with the performance of its investment management services to the Funds, the following: Shelton Capital’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed; and its attention to matters that may involve conflicts of interest with the Funds. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by Shelton Capital to the Funds under the administration servicing agreements.

The Board concluded that Shelton Capital had the quality and depth of personnel and investment methods essential to performing its duties under the Investment Advisory Agreements, and that the nature, extent and overall quality of such services are satisfactory and reliable.

Investment Performance

The Board considered each Fund’s investment results in comparison to its stated investment objectives. The Trustees reviewed the short-term and long-term performance of each of the funds on both an absolute basis and in comparison to benchmark indices. The Trustees also reviewed Morningstar rankings for each of the Funds, as applicable. In assessing performance of certain Funds, the Trustees took into consideration the fact that Fund performance is expected to mirror the appropriate benchmarks as closely as possible given certain practical constraints imposed by the 1940 Act, the Fund’s investment restrictions, the Fund’s size and similar factors. Among the factors considered in this regard, were the following:

●

For the S&P 500 Index Fund, it was noted that the performance of the Fund was in the first quartile over the 10-year period, and the second quartile over the 1-year, 3-year and 5-year periods. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

●

For the S&P MidCap Index Fund, it was noted that the performance of the Fund was in the first quartile over the 10-year period, the second quartile over the 3-year and 5-year periods and the third quartile over the 1-year period. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

●

For the Shelton Core Value Fund, it was noted that the performance of the Fund was in the first quartile over the 5-year, and 10-year periods, and the third quartile over the 1-year and 3-year periods.

●

For the S&P SmallCap Index Fund, it was noted that the performance of the Fund was in the first quartile over the 1-year, 3-year 5-year and 10-year periods. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

●

For the Nasdaq-100 Index Fund, it was noted that the performance of the Fund was in the first quartile over the 1-year, 3-year, 5-year and 10-year periods. The Trustees noted with approval that the Fund was tracking its benchmark very closely.

●

For the European Growth & Income Fund, it was noted that the performance of the Fund was in the third quartile over the 1-year period, and in the fourth quartile over the 3-year, 5-year and 10-year periods.

●	For the United States Treasury Trust, it was noted that the performance of the Fund was in the fourth quartile over the 1-year, 3-year, 5-year and 10-year periods.

●

For the Short-Term U.S. Govt. Bond Fund, it was noted that the performance of the Fund was in the second quartile for the 1-year period and the fourth quartile over the 3-year, 5-year and 10-year periods.

●

For the U.S. Government Securities Fund, it was noted that the performance of the Fund was in the first quartile over the 3-year period, the second quartile over the 5-year and 10-year periods, and the fourth quartile over the 1-year period.

●

For the California Tax-Free Income Fund, it was noted that, in the California Municipal Intermediate Morningstar category, the Fund was in the third quartile over the 1-year period, the second quartile over the 3-year and 5-year periods, and the fourth quartile over the 10-year period.

Board Approval of the Investment Advisory Agreements (Unaudited) (Continued)

The Board received a satisfactory explanation of the reasons underlying the performance of the lower performing Funds and SCM articulated a strategy for improving performance of these Funds. The Board ultimately concluded that SCM’s performance record in managing each Fund was satisfactory, and in some cases excellent, supporting the determination that SCM’s continued management under the Investment Advisory Agreement would be consistent with the best interests of each Fund and its shareholders.

Management Fees and Total Operating Expenses

The Board reviewed the management fees and total operating expenses of each Fund and compared such amounts with the management fees and total operating expenses of other funds in the industry that are found within the same style category, or peer group, as defined by Bloomberg. The Board considered the advisory fees and total fees and expenses of each Fund in comparison to the advisory fees and other fees and expenses of other funds in each Fund’s relevant peer group. The Trustees considered both the gross advisory fee rates, as well as the effective advisory rates charged by SCM after taking into consideration the expense limitation arrangements and voluntary fee waivers. The Board noted that the total net management fees charged to each Fund, after taking into account these expense limitations and voluntary waivers, were significantly lower (by 10 basis points or more) than the industry averages for comparable funds. The Board also observed that each Fund’s total operating expenses were well below the industry average for other comparable funds. The Board also noted the voluntary advisory fee limitation that SCM had put into effect during 2005 with respect to all but two of the Shelton Funds. The Trustees noted the Funds are now paying for certain administrative services that were previously provided to the Funds by SCM at its own expense under the fund administration servicing agreements that took effect during February of 2005 for the Shelton.

Adviser, Costs, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding SCM’s costs of providing services to the Funds, as well as the resulting level of profits to SCM. The Independent Trustees received financial and other information from SCM, in addition to a representation from SCM that its profits were not excessive and that SCM’s profitability was low by industry standards. The Board noted the reduction in advisory fees received by SCM as a result of the reduction in assets under management in recent years due to market events, but also took note of the increase in assets under management (and corresponding increase in advisory fees received by SCM) as a result of the fund merger in 2010 that brought additional assets to the Shelton Core Value Fund. The Board noted its intention to continue to monitor assets under management, and the resulting impact on SCM’s profitability, in order to ensure that SCM has sufficient resources to continue to provide the services that shareholders in the Funds require. The Board considered SCM’s need to invest in technology, data services, infrastructure and staff to provide the expected quality of investment advisory services to the Funds. They further considered that breakpoints in the advisory fee structure of certain Funds provide for reductions in the level of fees charged by SCM to such Fund as Fund assets increase, reflecting the fact that economies of scale in the cost of operations will be shared with such Fund’s shareholders. The Trustees also noted that SCM has contractually agreed to limit its advisory fees on certain Funds so that those Funds do not exceed their respective specified operating expense limitations, and that in the case of certain other Funds, SCM has imposed a voluntary fee limitation. Such voluntary contractual fee limitations may only be terminated with the approval of the Board of Trustees of the Funds. The Board also considered that SCM does not receive substantial indirect benefits from managing the Funds (one example of an indirect benefit is research paid for by Fund brokerage commissions – SCM currently does not seek to supplement its fees with such “soft dollar” benefits). On the basis of the foregoing, together with the other information provided to it at the February 13, 2014 meeting and throughout the year, the Board concluded that each Fund’s cost structure was reasonable.

Conclusions

Based on their review, including but not limited to their consideration of each of the factors referred to above, the Board concluded that the Investment Advisory Agreement, taking into account the separate administration fees, is and would be fair and reasonable to each Fund and its shareholders, that each Fund’s shareholders received or should receive reasonable value in return for the advisory fees and other amounts paid to SCM by the Funds, and that the renewal of the Investment Advisory Agreement was in the best interests of each Fund and its shareholders.

THIS PAGE INTENTIONALLY LEFT BLANK

1050 17th St, Ste 1710

Denver, CO 80265

ITEM 2.	CODE OF ETHICS.

N/A for semi-annual reports.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

N/A for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

N/A for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

N/A

ITEM 6.	SCHEDULE OF INVESTMENTS

Included under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

N/A

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of trustees since the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Code of Ethics not applicable for semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Funds

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Rogers
Stephen C. Rogers, Chairman
Date: April 27, 2017

By	/s/ William P. Mock
William P. Mock, Treasurer
Date: April 27, 2017